UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

August 31, 2006

1.805766.102

EIF-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	800	$ 16,144
Amerigon, Inc. (a)	1,196	8,408
Amerityre Corp. (a)	1,121	6,838
Ballard Power Systems, Inc. (a)(d)	3,783	23,341
China Automotive Systems, Inc. (a)(d)	1,032	7,389
Dorman Products, Inc. (a)	807	8,474
Dura Automotive Systems, Inc. Class A (a)	661	264
Exide Technologies (a)	1,105	4,243
Fuel Systems Solutions, Inc. (a)	742	10,225
GenTek, Inc. (a)	300	8,967
Gentex Corp.	5,314	76,947
Hayes Lemmerz International, Inc. (a)	1,193	2,028
LKQ Corp. (a)	2,156	44,780
Noble International Ltd.	462	5,969
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,681	4,993
Shiloh Industries, Inc. (a)	545	7,543
Spartan Motors, Inc.	578	9,942
Strattec Security Corp. (a)	130	5,207
		251,702
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,387	31,582
Distributors - 0.1%
Audiovox Corp. Class A (a)	723	10,708
Building Materials Holding Corp.	1,016	26,538
Core-Mark Holding Co., Inc. (a)	271	8,471
Design Within Reach, Inc. (a)(d)	763	4,677
DXP Enterprises, Inc. (a)	188	5,300
Keystone Automotive Industries, Inc. (a)	491	16,885
Source Interlink Companies, Inc. (a)	1,783	19,702
		92,281
Diversified Consumer Services - 0.7%
Alderwoods Group, Inc. (a)	1,369	27,093
Apollo Group, Inc. Class A (a)	6,315	317,076
Bright Horizons Family Solutions, Inc. (a)	1,124	44,848
Career Education Corp. (a)	3,558	68,136
Corinthian Colleges, Inc. (a)	2,942	35,657
Educate, Inc. (a)	1,285	8,571
Escala Group, Inc. (a)(d)	1,136	7,588
Home Solutions America, Inc. (a)(d)	1,649	8,723
INVESTools, Inc. (a)	1,927	17,343
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Laureate Education, Inc. (a)	1,869	$ 89,749
Lincoln Educational Services Corp.	700	12,635
Matthews International Corp. Class A	1,245	44,322
Princeton Review, Inc. (a)	1,476	7,646
Steiner Leisure Ltd. (a)	832	32,015
Stewart Enterprises, Inc. Class A	3,145	18,178
Strayer Education, Inc.	537	56,600
Vertrue, Inc. (a)	352	14,921
		811,101
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	1,055	15,783
Ambassadors Group, Inc.	738	20,760
Ambassadors International, Inc.	433	14,488
Ameristar Casinos, Inc.	1,814	37,786
Applebee's International, Inc.	2,488	51,626
Benihana, Inc. Class A (sub. vtg.) (a)	376	9,720
BJ's Restaurants, Inc. (a)	902	16,624
Bob Evans Farms, Inc.	1,216	34,461
Buffalo Wild Wings, Inc. (a)	531	18,505
California Pizza Kitchen, Inc. (a)	768	21,934
Caribou Coffee Co., Inc. (d)	738	5,668
CBRL Group, Inc.	1,225	46,354
Century Casinos, Inc. (a)	1,085	11,121
Churchill Downs, Inc.	483	19,523
Cosi, Inc. (a)	1,604	8,405
Ctrip.com International Ltd. sponsored ADR	884	45,641
Denny's Corp. (a)	3,000	10,080
Empire Resorts, Inc. (a)	676	4,394
Famous Dave's of America, Inc. (a)	718	10,655
FortuNet, Inc.	463	3,232
Gaming Partners International Corp.	597	12,059
Great Wolf Resorts, Inc. (a)	1,118	13,539
International Speedway Corp. Class A	1,064	51,498
Isle of Capri Casinos, Inc. (a)	1,198	24,415
Lone Star Steakhouse & Saloon, Inc.	829	22,615
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,724	11,877
McCormick & Schmick's Seafood Restaurants (a)	462	9,157
Monarch Casino & Resort, Inc. (a)	558	10,585
Morgans Hotel Group Co.	1,165	15,495
MTR Gaming Group, Inc. (a)	1,009	8,072
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Multimedia Games, Inc. (a)	948	$ 9,082
O'Charleys, Inc. (a)	757	13,997
P.F. Chang's China Bistro, Inc. (a)	989	34,862
Panera Bread Co. Class A (a)	1,150	59,685
Papa John's International, Inc. (a)	1,326	45,084
Penn National Gaming, Inc. (a)	3,203	106,083
Progressive Gaming International Corp. (a)	848	6,267
Rare Hospitality International, Inc. (a)	1,283	36,745
Red Robin Gourmet Burgers, Inc. (a)	544	22,962
Ruth's Chris Steak House, Inc.	1,086	21,590
Ryan's Restaurant Group, Inc. (a)	1,417	22,332
Scientific Games Corp. Class A (a)	3,389	98,518
Shuffle Master, Inc. (a)(d)	1,234	34,342
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	4,779
Sonic Corp. (a)	3,216	70,527
Starbucks Corp. (a)	27,656	857,613
Texas Roadhouse, Inc. Class A (a)	2,515	30,381
The Cheesecake Factory, Inc. (a)	2,876	71,584
Town Sports International Holdings, Inc. (a)	818	10,528
Trump Entertainment Resorts, Inc. (a)	800	14,456
Wynn Resorts Ltd. (a)	3,720	287,965
Youbet.com, Inc. (a)	1,585	6,213
		2,451,667
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	197	10,859
Bassett Furniture Industries, Inc.	931	16,088
California Coastal Communities, Inc. (a)	409	12,536
Cavco Industries, Inc. (a)	270	9,185
Comstock Homebuilding Companies, Inc. Class A (a)	390	2,239
Craftmade International, Inc.	649	11,358
Directed Electronics, Inc.	1,014	14,875
Dixie Group, Inc. (a)	767	10,853
Dominion Homes, Inc. (a)(d)	396	2,237
Dorel Industries, Inc. Class B (sub. vtg.) (a)	886	20,849
Flexsteel Industries, Inc.	620	7,874
Garmin Ltd. (d)	7,832	366,224
Helen of Troy Ltd. (a)	913	15,494
Hooker Furniture Corp.	696	10,287
Interface, Inc. Class A (a)	2,168	27,555
iRobot Corp.	744	13,169
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Kimball International, Inc. Class B	1,559	$ 27,501
Lifetime Brands, Inc.	536	10,699
Makita Corp. sponsored ADR	326	9,509
Palm Harbor Homes, Inc. (a)	739	10,708
Stanley Furniture Co., Inc.	624	15,563
Syntax-Brillian Corp. (a)	388	1,529
Tarragon Corp.	882	9,781
Universal Electronics, Inc. (a)	813	14,626
		651,598
Internet & Catalog Retail - 1.5%
1-800 CONTACTS, Inc. (a)	518	7,770
1-800-FLOWERS.com, Inc. Class A (a)	895	4,126
Amazon.com, Inc. (a)	15,320	472,316
Audible, Inc. (a)(d)	670	5,320
Blue Nile, Inc. (a)(d)	669	22,960
Coldwater Creek, Inc. (a)	3,330	91,475
dELiA*s, Inc. (a)	988	7,114
Drugstore.com, Inc. (a)	2,140	6,784
Expedia, Inc. (a)	11,321	184,759
Gaiam, Inc. Class A (a)	839	9,665
GSI Commerce, Inc. (a)	1,482	19,444
IAC/InterActiveCorp	10,292	293,116
Liberty Media Holding Corp. - Interactive Series A (a)	24,300	463,158
Netflix, Inc. (a)(d)	1,941	38,839
NutriSystem, Inc. (a)(d)	1,300	64,584
Overstock.com, Inc. (a)(d)	650	12,292
PC Mall, Inc. (a)	507	3,498
PetMed Express, Inc. (a)	710	8,875
Priceline.com, Inc. (a)	1,328	44,342
Stamps.com, Inc. (a)	989	18,831
ValueVision Media, Inc. Class A (a)	2,128	23,493
VistaPrint Ltd.	1,400	34,342
		1,837,103
Leisure Equipment & Products - 0.1%
Aldila, Inc.	295	4,906
Arctic Cat, Inc.	607	10,094
Concord Camera Corp. (a)	341	171
Escalade, Inc.	749	7,857
JAKKS Pacific, Inc. (a)	1,033	16,879
Johnson Outdoors, Inc. Class A (a)	771	12,768
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Pool Corp.	2,009	$ 76,483
Radica Games Ltd.	1,200	13,728
RC2 Corp. (a)	631	21,221
Smith & Wesson Holding Corp. (a)	1,759	17,414
		181,521
Media - 4.5%
ACME Communications, Inc. (a)	1,400	7,098
Alloy, Inc. (a)	494	5,622
Beasley Broadcast Group, Inc. Class A	689	5,030
Cadmus Communications Corp.	538	8,823
Carmike Cinemas, Inc.	461	8,616
Central European Media Enterprises Ltd. Class A (a)	1,286	79,713
Charter Communications, Inc. Class A (a)	20,245	28,141
CKX, Inc. (a)	3,261	32,512
Comcast Corp.:
Class A (a)	49,230	1,723,050
Class A (special) (a)	25,682	896,559
Courier Corp.	559	20,594
Crown Media Holdings, Inc. Class A (a)	2,664	10,629
CTC Media, Inc.	5,843	134,272
Cumulus Media, Inc. Class A (a)	2,009	20,170
Discovery Holding Co.:
Class A (a)	9,635	134,986
Class B (a)	905	12,607
EchoStar Communications Corp. Class A (a)	7,514	238,570
Emmis Communications Corp. Class A	1,050	12,842
Fisher Communications, Inc. (a)	394	16,903
Focus Media Holding Ltd. ADR (a)	1,104	65,136
Gemstar-TV Guide International, Inc. (a)	16,555	53,142
Global Sources Ltd.	1,198	12,759
Harris Interactive, Inc. (a)	1,659	9,174
IMAX Corp. (a)(d)	1,147	5,230
Knology, Inc.	1,452	14,810
Lakes Entertainment, Inc. (a)	1,385	13,462
Lamar Advertising Co. Class A (a)	3,298	172,485
Liberty Global, Inc.:
Class A	8,675	204,817
Class B	234	5,515
Class C	8,576	197,934
Liberty Media Holding Corp. - Capital Series A (a)	5,169	446,240
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. (a)	799	$ 15,189
MDC Partners, Inc. Class A (sub. vtg.) (a)	763	5,692
Mediacom Communications Corp. Class A (a)	3,456	23,639
Morningstar, Inc. (a)	1,544	59,073
Navarre Corp. (a)(d)	871	3,379
New Frontier Media, Inc. (a)	1,084	9,095
Nexstar Broadcasting Group, Inc. Class A (a)	1,192	5,245
NTL, Inc.	11,945	316,423
Outdoor Channel Holdings, Inc. (a)	796	8,446
Private Media Group, Inc. (a)(d)	2,365	10,028
Radio One, Inc.:
Class A (a)	1,033	6,384
Class D (non-vtg.) (a)	3,233	19,851
RCN Corp. (a)	1,402	36,270
Regent Communication, Inc. (a)	1,974	8,251
Reuters Group PLC sponsored ADR	707	32,621
Salem Communications Corp. Class A	1,009	12,300
Scholastic Corp. (a)	1,334	40,100
Sinclair Broadcast Group, Inc. Class A	2,015	15,556
Sirius Satellite Radio, Inc. (a)(d)	53,103	217,191
Spanish Broadcasting System, Inc. Class A	1,167	5,076
TiVo, Inc. (a)(d)	2,475	20,419
Value Line, Inc.	422	19,112
WorldSpace, Inc. Class A	630	1,336
WPP Group PLC sponsored ADR	841	51,057
WPT Enterprises, Inc. (a)(d)	792	3,089
XM Satellite Radio Holdings, Inc. Class A	9,106	118,014
Young Broadcasting, Inc. Class A (a)	630	1,890
		5,662,167
Multiline Retail - 0.8%
Conn's, Inc. (a)	865	17,257
Dollar Tree Stores, Inc. (a)	3,854	110,918
Fred's, Inc. Class A	1,186	15,548
Sears Holdings Corp. (a)	5,641	812,925
The Bon-Ton Stores, Inc.	647	17,734
Tuesday Morning Corp.	1,287	17,349
		991,731
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	657	11,681
America's Car Mart, Inc. (a)	568	8,963
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	5,476	$ 211,538
bebe Stores, Inc.	3,301	73,546
Bed Bath & Beyond, Inc. (a)	10,221	344,754
Big 5 Sporting Goods Corp.	1,019	20,003
Books-A-Million, Inc.	669	10,671
Cache, Inc. (a)	1,204	19,059
Casual Male Retail Group, Inc. (a)	1,489	16,751
Charlotte Russe Holding, Inc. (a)	658	17,569
Charming Shoppes, Inc. (a)	4,750	62,510
Citi Trends, Inc. (a)	361	11,346
Cost Plus, Inc. (a)	788	8,022
Deb Shops, Inc.	763	17,992
Dress Barn, Inc. (a)	2,172	38,336
Finish Line, Inc. Class A	1,323	14,725
Gander Mountain Co. (a)(d)	416	2,492
Golf Galaxy, Inc.	527	6,039
Golfsmith International Holdings, Inc.	629	4,365
Guitar Center, Inc. (a)	968	36,687
Gymboree Corp. (a)	1,118	37,509
Hibbett Sporting Goods, Inc. (a)	1,513	37,114
Hot Topic, Inc. (a)	1,563	15,442
House of Taylor Jewelry, Inc. (a)(d)	1,939	3,839
Jos. A. Bank Clothiers, Inc. (a)	576	13,784
Kirkland's, Inc. (a)	622	2,612
Monro Muffler Brake, Inc.	669	21,562
Mothers Work, Inc. (a)	235	8,979
Movie Gallery, Inc. (a)(d)	836	1,981
O'Reilly Automotive, Inc. (a)	4,220	125,292
Pacific Sunwear of California, Inc. (a)	2,336	31,209
PETCO Animal Supplies, Inc. (a)	2,221	62,521
PETsMART, Inc.	4,882	122,538
Pomeroy IT Solutions, Inc. (a)	627	4,891
Rent-A-Center, Inc. (a)	2,610	70,731
Restoration Hardware, Inc. (a)(d)	1,275	8,963
Ross Stores, Inc.	5,052	123,723
Select Comfort Corp. (a)(d)	2,016	40,018
Sharper Image Corp. (a)	608	5,758
Shoe Carnival, Inc. (a)	605	13,830
Staples, Inc.	26,292	593,148
Stein Mart, Inc.	1,359	16,159
The Children's Place Retail Stores, Inc. (a)	1,087	63,013
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Pantry, Inc. (a)	751	$ 35,192
Tractor Supply Co. (a)	1,390	59,186
Trans World Entertainment Corp. (a)	1,445	8,627
Tweeter Home Entertainment Group, Inc. (a)	953	4,265
United Retail Group, Inc. (a)	515	7,890
Urban Outfitters, Inc. (a)	6,263	98,266
West Marine, Inc. (a)	829	11,332
Wet Seal, Inc. Class A (a)	2,579	14,726
Wilsons Leather Experts, Inc. (a)	2,802	8,574
Winmark Corp. (a)	446	10,601
Zumiez, Inc. (a)	800	17,832
		2,638,156
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	1,139	7,916
Blue Holdings, Inc. (a)(d)	1,683	7,607
Charles & Colvard Ltd. (d)	833	9,904
Cherokee, Inc.	583	21,466
Columbia Sportswear Co. (a)	1,249	60,976
Crocs, Inc. (d)	1,300	35,126
Deckers Outdoor Corp. (a)	652	26,739
Fossil, Inc. (a)	2,593	48,800
Hampshire Group Ltd. (a)	715	10,518
Iconix Brand Group, Inc. (a)	2,108	31,241
K-Swiss, Inc. Class A	810	22,283
Perry Ellis International, Inc. (a)	255	6,875
Quaker Fabric Corp. (a)	1,024	1,577
Steven Madden Ltd.	720	26,532
Tandy Brands Accessories, Inc.	905	9,638
True Religion Apparel, Inc. (a)(d)	899	18,250
Under Armour, Inc. Class A (sub. vtg.)	1,364	46,976
Velcro Industries NVNV	901	12,434
Volcom, Inc.	730	17,075
Wacoal Holdings Corp. sponsored ADR	94	6,114
Warnaco Group, Inc. (a)	1,529	30,779
Weyco Group, Inc.	606	12,902
		471,728
TOTAL CONSUMER DISCRETIONARY		16,072,337
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	234	$ 13,712
Hansen Natural Corp. (a)	3,273	90,073
Jones Soda Co. (a)	677	5,152
MGP Ingredients, Inc.	535	12,888
		121,825
Food & Staples Retailing - 1.1%
Andersons, Inc.	412	16,896
Arden Group, Inc. Class A	165	18,939
Casey's General Stores, Inc.	1,703	40,259
Central European Distribution Corp. (a)	1,461	33,647
Costco Wholesale Corp.	17,007	795,758
Ingles Markets, Inc. Class A	792	20,275
Nash-Finch Co.	673	15,378
Pathmark Stores, Inc. (a)	1,698	16,488
Performance Food Group Co. (a)	1,146	28,203
Pricesmart, Inc. (a)	1,233	15,930
Spartan Stores, Inc.	832	15,001
Topps Co., Inc.	1,768	15,435
United Natural Foods, Inc. (a)	1,716	49,850
Whole Foods Market, Inc.	5,096	273,248
Wild Oats Markets, Inc. (a)	1,044	17,059
		1,372,366
Food Products - 0.3%
Alico, Inc.	403	23,688
Bridgford Foods Corp. (a)	433	2,676
Cal-Maine Foods, Inc.	840	5,972
Calavo Growers, Inc.	1,103	10,820
Cresud S.A.C.I.F. y A. sponsored ADR	503	6,670
Diamond Foods, Inc.	1,078	16,095
Farmer Brothers Co.	654	13,839
Gold Kist, Inc. (a)	1,844	37,175
Green Mountain Coffee Roasters, Inc. (a)	392	15,119
Hain Celestial Group, Inc. (a)	1,271	29,932
Imperial Sugar Co.	330	10,151
J&J Snack Foods Corp.	798	25,273
John B. Sanfilippo & Son, Inc. (a)	308	3,773
Lancaster Colony Corp.	1,278	56,411
Lance, Inc.	1,018	23,221
Peet's Coffee & Tea, Inc. (a)	587	14,798
Premium Standard Farms, Inc.	1,112	18,815
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Sanderson Farms, Inc.	668	$ 20,882
SunOpta, Inc. (a)	2,097	17,573
		352,883
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	804	35,239
WD-40 Co.	667	23,178
		58,417
Personal Products - 0.1%
Chattem, Inc. (a)	571	19,802
Elizabeth Arden, Inc. (a)	1,005	14,603
Inter Parfums, Inc.	544	8,829
Mannatech, Inc. (d)	876	12,684
Parlux Fragrances, Inc. (a)(d)	684	4,077
Reliv International, Inc.	923	7,818
USANA Health Sciences, Inc. (a)(d)	727	32,541
		100,354
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,889	8,711
TOTAL CONSUMER STAPLES		2,014,556
ENERGY - 1.2%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR (a)	2,000	35,600
Bronco Drilling Co., Inc.	1,169	22,690
Dawson Geophysical Co. (a)	467	12,763
Global Industries Ltd. (a)	4,432	79,421
Gulf Island Fabrication, Inc.	426	11,532
Gulfmark Offshore, Inc. (a)	656	19,910
Hercules Offshore, Inc.	1,021	32,590
Horizon Offshore, Inc. (a)	1,000	20,810
Hydril Co. (a)	678	44,375
Lufkin Industries, Inc.	526	33,138
Matrix Service Co. (a)	937	12,359
Omni Energy Services Corp. (a)	884	7,876
Patterson-UTI Energy, Inc.	6,328	173,387
PHI, Inc. (non-vtg.) (a)	627	19,594
Superior Well Services, Inc. (a)	693	14,920
T-3 Energy Services, Inc. (a)	457	9,250
Tesco Corp. (a)	1,199	19,515
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Trico Marine Services, Inc. (a)	450	$ 16,142
Union Drilling, Inc.	742	10,574
Warrior Energy Service Corp. (a)	390	7,449
		603,895
Oil, Gas & Consumable Fuels - 0.7%
Alliance Resource Partners LP	430	15,777
APCO Argentina, Inc.	353	31,766
Atlas America, Inc. (a)	777	35,734
ATP Oil & Gas Corp. (a)	1,255	49,071
Brigham Exploration Co. (a)	2,496	17,547
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)	582	7,613
Carrizo Oil & Gas, Inc. (a)	920	25,631
Clayton Williams Energy, Inc. (a)	543	17,800
Copano Energy LLC	733	38,101
CREDO Petroleum Corp. (a)	469	8,231
Crosstex Energy LP	394	14,373
Crosstex Energy, Inc.	601	55,412
Dampskibsselskabet TORM AS sponsored ADR	205	10,648
Delta Petroleum Corp. (a)	2,471	51,644
Dorchester Minerals LP	602	17,157
Double Eagle Petroleum Co. (a)	564	11,308
Edge Petroleum Corp. (a)	838	15,813
FX Energy, Inc. (a)	1,820	9,828
Geomet, Inc.	1,300	13,975
GMX Resources, Inc. (a)	300	9,558
Golar LNG Ltd. (NASDAQ) (a)	2,090	29,344
Green Plains Renewable Energy, Inc. (a)	167	4,576
Gulfport Energy Corp. (a)	1,354	17,399
Inergy LP	330	9,072
Ivanhoe Energy, Inc. (a)	8,365	15,475
James River Coal Co. (a)	623	9,177
Knightsbridge Tankers Ltd. (d)	576	15,437
Linn Energy LLC	900	20,970
Marine Petroleum Trust	475	10,246
NGAS Resources, Inc. (a)(d)	717	6,224
Pacific Ethanol, Inc. (a)(d)	1,162	21,532
Parallel Petroleum Corp. (a)	1,715	41,126
Petrohawk Energy Corp. (a)	5,775	64,391
Petroleum Development Corp. (a)	665	28,396
PrimeEnergy Corp. (a)	116	8,447
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quest Resource Corp. (a)	1,077	$ 12,698
Ram Energy Resources, Inc. (a)	1,332	6,846
Rosetta Resources, Inc. (a)	2,161	40,000
StealthGas, Inc.	537	7,223
Syntroleum Corp. (a)	2,008	9,598
TC Pipelines LP	384	12,710
The Exploration Co. of Delaware, Inc. (a)	1,334	15,648
Top Tankers, Inc. (d)	854	5,389
Toreador Resources Corp. (a)	505	10,661
Warren Resources, Inc. (a)	2,021	29,244
		908,816
TOTAL ENERGY		1,512,711
FINANCIALS - 11.7%
Capital Markets - 2.2%
American Capital Strategies Ltd.	4,847	187,724
Calamos Asset Management, Inc. Class A	978	25,643
Capital Southwest Corp.	141	15,413
Charles Schwab Corp.	46,707	761,791
Cowen Group, Inc.	832	11,715
GFI Group, Inc. (a)	1,040	48,360
Harris & Harris Group, Inc. (a)	1,045	12,268
International Assets Holding Corp. (a)	472	11,564
Investors Financial Services Corp.	2,370	109,873
Knight Capital Group, Inc. Class A (a)	3,926	68,548
MarketAxess Holdings, Inc. (a)	650	6,123
Northern Trust Corp.	7,672	429,555
optionsXpress Holdings, Inc.	2,400	62,688
Penson Worldwide, Inc. (a)	800	15,448
Sanders Morris Harris Group, Inc.	903	12,705
SEI Investments Co.	3,579	182,672
T. Rowe Price Group, Inc.	9,492	418,218
TD Ameritrade Holding Corp.	22,241	389,662
Thomas Weisel Partners Group, Inc.	700	10,171
TradeStation Group, Inc. (a)	1,353	19,821
		2,799,962
Commercial Banks - 5.7%
1st Source Corp.	882	26,416
Abington Community Bancorp, Inc.	671	10,199
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Alabama National Bancorp, Delaware	566	$ 38,380
Alliance Financial Corp. (d)	376	12,032
Amcore Financial, Inc.	797	23,950
American National Bankshares, Inc.	549	12,967
American River Bankshares	592	15,274
AmericanWest Bancorp	569	12,586
Ameris Bancorp	498	13,087
Ames National Corp.	710	14,555
Arrow Financial Corp.	779	21,017
Associated Banc-Corp.	4,557	143,728
BancFirst Corp.	360	17,053
Bancorp Rhode Island, Inc.	161	6,686
Bancorp, Inc., Delaware (a)	516	12,028
BancTrust Financial Group, Inc.	492	13,063
Bank of Granite Corp.	778	16,929
Bank of Marin, California	303	9,393
Bank of the Ozarks, Inc.	708	22,599
BankFinancial Corp.	1,166	20,335
Banner Corp.	553	22,905
BNC Bancorp (d)	432	7,992
BOK Financial Corp.	2,278	118,456
Boston Private Financial Holdings, Inc.	1,415	35,318
Bryn Mawr Bank Corp.	302	6,750
BWC Financial Corp.	157	6,426
Capital Bank Corp.	729	12,109
Capital City Bank Group, Inc.	607	19,515
Capital Corp. of the West	663	22,416
Cardinal Financial Corp.	1,972	21,909
Cascade Bancorp	831	29,534
Cascade Financial Corp.	1,011	16,176
Cathay General Bancorp	1,812	67,569
Centennial Bank Holdings, Inc., Delaware (a)	2,000	19,920
Center Bancorp, Inc.	551	8,733
Center Financial Corp., California	493	12,029
Centerstate Banks of Florida, Inc.	583	11,870
Century Bancorp, Inc. Class A (non-vtg.)	318	8,030
Chemical Financial Corp.	1,087	32,088
Citizens & Northern Corp.	296	6,693
Citizens Banking Corp., Michigan	1,589	40,043
City Holding Co.	446	17,563
CNB Financial Corp., Pennsylvania (d)	587	8,042
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CoBiz, Inc.	1,170	$ 26,653
Colony Bankcorp, Inc.	217	4,307
Columbia Bancorp, Oregon	257	6,361
Columbia Banking Systems, Inc.	724	22,647
Commerce Bancshares, Inc.	2,095	105,001
Commercial Bankshares, Inc.	501	17,670
Commonwealth Bankshares, Inc.	283	7,567
Community Bancorp, Inc. Escon California	213	8,318
Community Bank of Nevada (a)	420	14,238
Community Banks, Inc.	910	23,769
Community Trust Bancorp, Inc.	474	18,211
Compass Bancshares, Inc.	4,455	258,390
CVB Financial Corp.	2,556	38,187
Dearborn Bancorp, Inc.	443	10,517
Eagle Bancorp, Inc., Maryland (d)	530	9,858
East West Bancorp, Inc.	1,996	80,838
Eastern Virgina Bankshares, Inc.	469	9,849
Enterprise Financial Services Corp.	431	12,710
EuroBancshares, Inc. (a)	1,284	12,018
Exchange National Bancshares, Inc.	288	8,784
Farmers Capital Bank Corp.	357	11,735
Fidelity Southern Corp.	442	8,022
Fifth Third Bancorp	19,837	780,388
Financial Institutions, Inc.	425	10,617
First Bancorp, North Carolina	705	14,594
First Charter Corp.	1,126	27,351
First Citizen Bancshares, Inc.	306	59,915
First Community Bancorp, California	768	41,172
First Community Bancshares, Inc.	357	12,156
First Financial Bancorp, Ohio	1,319	20,445
First Financial Bankshares, Inc.	591	22,960
First Financial Corp., Indiana	404	13,348
First Indiana Corp.	631	15,428
First M&F Corp.	312	5,666
First Merchants Corp.	857	20,885
First Midwest Bancorp, Inc., Delaware	1,519	56,735
First National Lincoln Corp., Maine	596	10,430
First of Long Island Corp.	286	12,298
First Regional Bancorp (a)	783	22,120
First Security Group, Inc.	566	6,424
First South Bancorp, Inc., Virginia (d)	298	9,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First State Bancorp.	930	$ 23,799
First United Corp.	493	10,639
Firstbank Corp., Michigan	466	11,137
FirstMerit Corp.	3,244	74,644
Flag Financial Corp.	932	23,263
FNB Corp., North Carolina	602	10,866
FNB Corp., Virginia	559	19,777
FNB Financial Services Corp.	746	10,690
Frontier Financial Corp., Washington	944	38,600
Fulton Financial Corp.	5,895	98,447
Gateway Financial Holdings, Inc.	1,104	15,997
GB&T Bancshares, Inc.	498	10,488
German American Bancorp, Inc.	686	9,330
Glacier Bancorp, Inc.	1,058	34,364
Great Southern Bancorp, Inc.	418	11,650
Greater Bay Bancorp	1,840	52,385
Greater Community Bancorp	811	12,368
Greene County Bancshares, Inc.	666	22,664
Grupo Financiero Galicia SA sponsored ADR (a)	1,235	7,447
Hampton Roads Bankshares, Inc.	1,260	14,276
Hancock Holding Co.	1,143	59,253
Hanmi Financial Corp.	1,740	33,965
Harleysville National Corp., Pennsylvania	1,055	21,807
Heartland Financial USA, Inc.	717	19,309
Heritage Commerce Corp.	429	10,051
Heritage Financial Corp., Washington	369	10,063
Home Bancshares, Inc.	767	16,222
Huntington Bancshares, Inc.	8,339	199,469
IBERIABANK Corp.	300	17,490
Independent Bank Corp., Massachusetts	515	17,587
Independent Bank Corp., Michigan	814	20,431
Integra Bank Corp.	485	12,523
Interchange Financial Services Corp.	693	15,710
International Bancshares Corp.	2,086	59,472
Intervest Bancshares Corp. Class A (a)	192	8,068
Investors Bancorp, Inc.	4,281	61,518
Lakeland Bancorp, Inc.	850	12,580
Lakeland Financial Corp.	764	18,833
Leesport Financial Corp.	488	10,663
LNB Bancorp, Inc. (d)	836	14,588
LSB Bancshares, Inc.	666	11,289
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Macatawa Bank Corp.	609	$ 14,171
MainSource Financial Group, Inc.	643	10,899
MB Financial, Inc.	1,399	51,623
MBT Financial Corp.	578	8,710
Mercantile Bank Corp.	454	18,396
Mercantile Bankshares Corp.	4,114	151,930
Merchants Bancshares, Inc.	610	14,817
Metrocorp Bancshares, Inc.	266	8,446
Mid-State Bancshares	709	19,193
Middleburg Financial Corp.	329	10,429
Midwest Banc Holdings, Inc.	779	18,673
Nara Bancorp, Inc.	877	16,225
National Bankshares, Inc.	287	6,414
National Penn Bancshares, Inc.	1,556	31,820
NBT Bancorp, Inc.	1,162	27,168
North Bay Bancorp	291	7,863
North Valley Bancorp	582	9,312
Northern Empire Bancshares (d)	788	18,597
Northern States Financial Corp.	462	8,778
Northrim Bancorp, Inc.	343	9,381
Oak Hill Financial, Inc.	544	13,600
Old Point Financial Corp.	363	9,819
Old Second Bancorp, Inc.	432	13,116
Omega Financial Corp.	625	19,206
PAB Bankshares, Inc.	567	11,624
Pacific Capital Bancorp	1,566	43,785
Pacific Continental Corp. (d)	462	7,900
Pacific Mercantile Bancorp (a)	562	9,301
Penns Woods Bancorp, Inc.	361	13,483
Pennsylvania Communication Bancorp, Inc. (a)	500	13,565
Peoples Bancorp, Inc.	541	16,360
Pinnacle Financial Partners, Inc. (a)	556	19,655
Placer Sierra Bancshares	1,077	25,590
Popular, Inc.	10,378	197,701
Preferred Bank, Los Angeles California	155	8,688
PremierWest Bancorp	747	11,534
PrivateBancorp, Inc.	782	34,721
Prosperity Bancshares, Inc.	1,105	38,984
Provident Bankshares Corp.	1,078	40,403
Renasant Corp.	612	18,684
Republic Bancorp, Inc.	3,016	38,997
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Republic Bancorp, Inc., Kentucky Class A	652	$ 14,181
Republic First Bancorp, Inc.	482	6,372
Royal Bancshares of Pennsylvania, Inc. Class A	480	12,466
Rurban Financial Corp.	723	7,989
S&T Bancorp, Inc.	901	27,994
S.Y. Bancorp, Inc.	501	14,108
Sandy Spring Bancorp, Inc.	502	18,318
SCBT Financial Corp.	453	17,631
Seacoast Banking Corp., Florida	720	22,154
Security Bank Corp., Georgia	740	16,576
Shore Bancshares, Inc.	285	8,091
Sierra Bancorp	727	22,799
Signature Bank, New York (a)	906	29,762
Simmons First National Corp. Class A	562	16,197
Sky Financial Group, Inc.	3,681	90,626
Slade's Ferry Bancorp (d)	647	12,293
Smithtown Bancorp, Inc.	327	9,120
South Financial Group, Inc.	2,562	69,251
Southcoast Financial Corp.	485	9,894
Southern Community Financial Corp.	910	8,863
Southside Bancshares, Inc.	432	10,800
Southwest Bancorp, Inc., Oklahoma	811	21,532
State Bancorp, Inc., New York	646	11,977
State National Bancshares, Inc.	431	16,378
Sterling Bancshares, Inc.	1,496	31,027
Sterling Financial Corp., Pennsylvania	1,116	24,987
Sterling Financial Corp., Washington	1,380	45,623
Suffolk Bancorp	342	11,915
Summit Bancshares, Inc.	922	26,148
Summit Financial Group, Inc.	583	10,960
Sun Bancorp, Inc., New Jersey	571	10,238
Superior Bancorp (a)	804	9,383
Susquehanna Bancshares, Inc., Pennsylvania	1,847	45,196
SVB Financial Group (a)	1,187	53,641
Taylor Capital Group, Inc.	570	16,764
Temecula Valley Bancorp, Inc. (a)	461	11,295
Texas Capital Bancshares, Inc. (a)	793	15,741
Texas Regional Bancshares, Inc. Class A	1,866	71,412
Texas United Bancshares, Inc.	519	17,215
TIB Financial Corp.	388	12,540
Trico Bancshares	377	9,286
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Trustmark Corp.	1,762	$ 55,626
UCBH Holdings, Inc.	3,285	59,590
UMB Financial Corp.	1,469	51,224
Umpqua Holdings Corp.	2,049	56,081
Union Bankshares Corp.	440	18,621
United Bankshares, Inc., West Virginia	1,513	56,390
United Community Banks, Inc., Georgia	1,480	46,472
United Financial Corp.	585	12,314
United Security Bancshares, Inc.	450	12,353
United Security Bancshares, California	422	9,774
Univest Corp. of Pennsylvania	562	16,781
Vail Banks, Inc.	599	10,141
Vineyard National Bancorp	343	9,340
Virginia Commerce Bancorp, Inc. (a)	429	9,507
Virginia Financial Group, Inc.	342	14,898
Washington Banking Co., Oak Harbor	321	7,068
Washington Trust Bancorp, Inc.	617	16,283
WesBanco, Inc.	843	25,568
West Bancorp., Inc. (d)	862	14,982
West Coast Bancorp, Oregon	748	22,844
Westamerica Bancorp.	1,131	54,096
Westbank Corp.	580	13,096
Whitney Holding Corp.	2,282	80,258
Wilshire Bancorp, Inc.	946	18,381
Wintrust Financial Corp.	889	44,726
Yadkin Valley Financial Corp.	667	10,512
Yardville National Bancorp	458	16,548
Zions Bancorp	3,685	291,078
		7,099,315
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	435	12,880
Advanta Corp.:
Class A	426	13,100
Class B	718	24,311
Asta Funding, Inc.	686	22,672
CompuCredit Corp. (a)	1,626	47,398
Consumer Portfolio Services, Inc. (a)	1,184	7,021
Credit Acceptance Corp. (a)	1,100	31,284
Dollar Financial Corp. (a)	938	17,906
EZCORP, Inc. Class A (a)	426	16,729
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Cash Financial Services, Inc.	1,448	$ 30,162
Nicholas Financial, Inc. (a)	537	7,045
QC Holdings, Inc. (a)	1,007	13,111
United Panam Financial Corp. (a)	805	13,741
World Acceptance Corp. (a)	583	23,303
		280,663
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp. (a)	1,529	22,614
California First National Bancorp	627	8,778
Compass Diversified Trust	527	7,752
Elron Electronic Industries Ltd.	1,005	10,754
Encore Capital Group, Inc. (a)	911	10,604
First Albany Companies, Inc. (a)	714	2,520
Marlin Business Services Corp. (a)	759	16,964
Medallion Financial Corp.	876	10,240
Newtek Business Services, Inc. (a)	1,293	2,211
PICO Holdings, Inc. (a)	771	26,129
Portfolio Recovery Associates, Inc. (a)	503	19,979
Resource America, Inc. Class A	592	12,195
The NASDAQ Stock Market, Inc. (a)	4,028	114,838
		265,578
Insurance - 1.6%
Affirmative Insurance Holdings, Inc.	317	4,682
Alfa Corp.	2,654	44,853
Amcomp, Inc.	816	7,907
American National Insurance Co.	851	97,899
American Physicians Capital, Inc. (a)	423	20,867
Amerisafe, Inc.	784	8,428
Arch Capital Group Ltd.	2,449	145,960
Argonaut Group, Inc. (a)	1,185	36,439
Baldwin & Lyons, Inc. Class B	518	12,686
Brooke Corp.	617	7,410
Capital Title Group, Inc.	1,196	9,293
Cincinnati Financial Corp.	5,997	279,820
CRM Holdings Ltd.	727	5,453
Direct General Corp.	647	8,618
Donegal Group, Inc. Class A	1,114	20,709
Eastern Insurance Holdings, Inc. (a)	468	6,323
EMC Insurance Group	582	17,058
Enstar Group, Inc. (a)	235	22,302
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Erie Indemnity Co. Class A	2,174	$ 110,961
FPIC Insurance Group, Inc. (a)	638	26,311
Harleysville Group, Inc.	1,076	38,725
Infinity Property & Casualty Corp.	709	26,907
IPC Holdings Ltd.	2,132	59,589
James River Group, Inc.	685	19,310
Kansas City Life Insurance Co.	380	16,222
Max Re Capital Ltd.	2,054	47,673
Millea Holdings, Inc. sponsored ADR	684	62,757
National Interstate Corp.	862	23,938
National Western Life Insurance Co. Class A	117	26,945
Navigators Group, Inc. (a)	627	28,892
Ohio Casualty Corp.	2,386	61,917
Philadelphia Consolidated Holdings Corp. (a)	2,430	87,869
PMA Capital Corp. Class A	1,857	17,363
Presidential Life Corp.	1,433	33,776
ProCentury Corp.	629	9,259
Quanta Capital Holdings Ltd. (a)	2,049	3,955
RAM Holdings Ltd.	1,178	15,538
Republic Companies Group, Inc.	473	9,507
SAFECO Corp.	4,107	237,015
Safety Insurance Group, Inc.	517	26,584
SeaBright Insurance Holdings, Inc. (a)	784	9,925
Selective Insurance Group, Inc.	1,047	54,465
State Auto Financial Corp.	1,314	41,181
The Midland Co.	738	30,553
Tower Group, Inc.	937	27,323
United America Indemnity Ltd. Class A (a)	701	15,057
United Fire & Casualty Co.	1,122	31,394
Universal American Financial Corp. (a)	2,125	32,576
USI Holdings Corp. (a)	2,372	31,714
		2,021,908
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	776	12,408
Fieldstone Investment Corp.	1,600	13,744
Gladstone Commercial Corp.	882	17,816
Investors Real Estate Trust	1,872	17,915
Monmouth Real Estate Investment Corp. Class A	1,800	14,598
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Origen Financial, Inc.	1,905	$ 11,449
Vestin Realty Mortgage II, Inc.	1,209	8,427
		96,357
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	1,441	32,999
Eurotrust A/S sponsored ADR (a)	1,078	13,119
Housevalues, Inc. (a)(d)	700	4,151
Move, Inc.	4,453	20,395
Stratus Properties, Inc. (a)	335	9,058
Thomas Properties Group, Inc.	845	10,191
ZipRealty, Inc. (a)	624	3,813
		93,726
Thrifts & Mortgage Finance - 1.6%
Accredited Home Lenders Holding Co. (a)	644	20,563
Aether Holdings, Inc. (a)	2,467	14,703
American Bancorp of New Jersey, Inc.	850	10,158
Anchor BanCorp Wisconsin, Inc.	723	21,126
Atlantic Coast Federal Corp.	668	11,730
Bank Mutual Corp.	2,925	36,007
BankUnited Financial Corp. Class A	1,086	27,986
Berkshire Hills Bancorp, Inc.	353	13,174
Beverly Hills Bancorp, Inc.	596	4,893
Brookline Bancorp, Inc., Delaware	2,604	34,763
Brooklyn Federal Bancorp, Inc. (a)	773	9,469
Camco Financial Corp.	727	9,604
Capital Crossing Bank (a)	282	7,560
Capitol Federal Financial	2,304	78,198
CFS Bancorp, Inc.	485	7,275
Charter Financial Corp., Georgia	864	33,860
Citizens First Bancorp, Inc., Delaware	345	8,159
Citizens South Banking Corp., Delaware	637	8,810
City Bank Lynnwood, Washington	482	24,519
Clayton Holdings, Inc.	521	6,429
Clifton Savings Bancorp, Inc.	1,352	14,791
Coastal Financial Corp.	1,294	17,547
Commercial Capital Bancorp, Inc.	1,875	29,794
Corus Bankshares, Inc. (d)	1,884	41,090
Dime Community Bancshares, Inc.	1,218	17,405
ESB Financial Corp.	1,247	14,216
Fidelity Bankshares, Inc.	1,088	41,224
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Busey Corp.	1,177	$ 25,364
First Defiance Financial Corp.	519	14,164
First Federal Bancshares of Arkansas, Inc.	569	12,808
First Financial Holdings, Inc.	388	13,402
First Financial Service Corp.	376	11,524
First Niagara Financial Group, Inc.	4,274	63,939
First PacTrust Bancorp, Inc.	595	16,821
First Place Financial Corp.	477	11,224
FirstBank NW Corp., Delaware	252	7,154
Flushing Financial Corp.	759	13,305
FMS Financial Corp.	631	10,632
Franklin Bank Corp.	718	14,274
Harbor Florida Bancshares, Inc.	823	36,451
Heritage Financial Group	814	11,193
HMN Financial, Inc.	448	16,097
Home Federal Bancorp, Inc., Delaware	612	9,137
Horizon Financial Corp.	760	22,754
Hudson City Bancorp, Inc.	19,897	259,855
ITLA Capital Corp.	290	15,211
K-Fed Bancorp	734	11,428
Kearny Financial Corp.	2,400	35,928
KNBT Bancorp, Inc.	794	12,863
Legacy Bancorp, Inc.	898	13,605
LSB Corp.	631	10,948
MAF Bancorp., Inc.	1,270	52,413
MASSBANK Corp.	367	12,137
Matrix Bancorp, Inc. (a)	373	8,374
MutualFirst Financial, Inc.	550	11,385
NASB Financial, Inc.	336	11,720
NetBank, Inc.	1,454	8,928
NewMil Bancorp, Inc.	413	16,603
Northeast Community Bancorp, Inc. (a)	544	6,136
Northwest Bancorp, Inc.	1,622	43,145
OceanFirst Financial Corp.	531	11,608
Pamrapo Bancorp, Inc.	666	13,240
Parkvale Financial Corp.	256	7,905
Partners Trust Financial Group, Inc.	1,816	19,903
Pennfed Financial Services, Inc.	894	15,833
People's Bank, Connecticut	4,728	170,917
Provident Financial Holdings, Inc.	315	9,648
Provident New York Bancorp	1,578	22,013
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Prudential Bancorp, Inc. of Pennsylvania	635	$ 8,446
Pulaski Financial Corp.	484	7,986
PVF Capital Corp.	500	5,000
Riverview Bancorp, Inc.	1,020	13,362
Rockville Financial, Inc.	725	10,621
Roma Financial Corp. (a)	1,235	18,710
Severn Bancorp, Inc.	616	11,753
SI Financial Group, Inc.	1,167	13,409
Synergy Financial Group, Inc., New Jersey	689	11,031
TierOne Corp.	485	16,543
Timberland Bancorp, Inc.	125	4,879
Triad Guaranty, Inc. (a)	519	26,090
Trustco Bank Corp., New York	3,050	33,550
United Community Financial Corp., Ohio	870	11,058
United Financial Bancorp, Inc.	906	11,869
Washington Federal, Inc.	2,683	59,616
Wauwatosa Holdings, Inc.	1,226	21,639
Willow Grove Bancorp, Inc.	868	14,253
WSFS Financial Corp.	244	15,433
		1,992,290
TOTAL FINANCIALS		14,649,799
HEALTH CARE - 13.9%
Biotechnology - 6.9%
Aastrom Biosciences, Inc. (a)	3,712	4,529
Acadia Pharmaceuticals, Inc. (a)	1,282	11,102
Accentia Biopharmaceutical, Inc. (d)	1,105	3,348
AEterna Zentaris, Inc. (sub. vtg.) (a)	1,592	8,642
Alexion Pharmaceuticals, Inc. (a)	1,001	37,588
Alkermes, Inc. (a)	3,610	59,024
Allos Therapeutics, Inc. (a)(d)	3,546	13,794
Alnylam Pharmaceuticals, Inc. (a)	1,040	13,541
Altus Pharmaceuticals, Inc.	700	10,164
Amgen, Inc. (a)	42,672	2,898,709
Amylin Pharmaceuticals, Inc. (a)	4,450	201,719
Anadys Pharmaceuticals, Inc. (a)	1,141	4,256
Angiotech Pharmaceuticals, Inc. (a)	2,712	32,436
Antigenics, Inc. (a)	2,149	4,148
Arena Pharmaceuticals, Inc. (a)	1,502	18,430
ARIAD Pharmaceuticals, Inc. (a)	1,982	9,415
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ArQule, Inc. (a)	2,255	$ 11,455
Array Biopharma, Inc. (a)	1,496	12,686
Avant Immunotherapeutics, Inc. (a)	3,213	4,723
AVI BioPharma, Inc. (a)(d)	1,700	7,021
Axonyx, Inc. (a)	2,219	2,330
BioCryst Pharmaceuticals, Inc. (a)	1,263	12,908
Bioenvision, Inc. (a)	1,026	6,207
Biogen Idec, Inc. (a)	12,604	556,341
BioMarin Pharmaceutical, Inc. (a)	3,206	53,348
Biopure Corp. Class A (a)	82	75
Celgene Corp. (a)	12,631	513,955
Cell Genesys, Inc. (a)(d)	1,539	7,680
Cell Therapeutics, Inc. (a)(d)	2,256	3,429
Cephalon, Inc. (a)	2,233	127,326
Cepheid, Inc. (a)	1,455	11,858
Coley Pharmaceutical Group, Inc. (d)	925	9,592
Combinatorx, Inc.	1,079	8,146
Cotherix, Inc. (a)	1,041	7,110
Critical Therapeutics, Inc. (a)(d)	1,487	5,323
Crucell NV sponsored ADR (a)	512	10,880
Cubist Pharmaceuticals, Inc. (a)	2,325	54,545
CuraGen Corp. (a)	1,634	4,935
Curis, Inc. (a)	1,951	2,458
CV Therapeutics, Inc. (a)	1,590	17,888
Cytokinetics, Inc. (a)	1,078	7,352
deCODE genetics, Inc. (a)	1,985	11,195
Dendreon Corp. (a)(d)	1,793	8,660
Digene Corp. (a)	953	39,692
DUSA Pharmaceuticals, Inc. (a)	923	3,674
Dyax Corp. (a)	782	2,792
Dynavax Technologies Corp. (a)	1,807	7,156
Encysive Pharmaceuticals, Inc. (a)(d)	2,504	11,043
EntreMed, Inc. (a)	4,673	8,365
Enzon Pharmaceuticals, Inc. (a)	1,396	11,419
Exact Sciences Corp. (a)	1,230	2,349
Favrille, Inc. (a)	178	740
Forbes Medi-Tech, Inc. (a)	1,040	2,215
Genaera Corp. (a)	2,470	1,112
Genelabs Technologies, Inc. (a)	713	870
Genitope Corp. (a)(d)	1,205	3,507
Genomic Health, Inc.	900	12,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genta, Inc. (a)	2,036	$ 3,115
GenVec, Inc. (a)	3,656	4,570
Genzyme Corp. (a)	9,515	630,178
Geron Corp. (a)	1,706	11,976
Gilead Sciences, Inc. (a)	16,452	1,043,057
GTx, Inc. (a)	830	7,877
Hana Biosciences, Inc. (a)(d)	1,626	12,032
Human Genome Sciences, Inc. (a)	4,334	48,671
Icagen, Inc. (a)	222	211
ICOS Corp. (a)	2,182	53,634
Idenix Pharmaceuticals, Inc. (a)(d)	1,720	17,389
ImClone Systems, Inc. (a)	3,224	96,398
ImmunoGen, Inc. (a)	2,035	7,468
Immunomedics, Inc. (a)(d)	1,704	3,834
Incyte Corp. (a)	2,540	12,979
Indevus Pharmaceuticals, Inc. (a)	1,656	10,466
Inhibitex, Inc. (a)	1,533	2,437
InterMune, Inc. (a)	1,181	20,360
Introgen Therapeutics, Inc. (a)(d)	1,380	5,465
Isis Pharmaceuticals, Inc. (a)	3,167	24,196
Keryx Biopharmaceuticals, Inc. (a)	1,694	23,259
Kosan Biosciences, Inc. (a)	755	2,559
La Jolla Pharmaceutical Co. (a)(d)	357	1,342
Lexicon Genetics, Inc. (a)	2,296	9,597
Ligand Pharmaceuticals, Inc. Class B (a)	3,655	37,062
MannKind Corp. (a)	1,922	35,403
Marshall Edwards, Inc. (a)(d)	1,945	5,679
Martek Biosciences (a)(d)	979	29,439
Maxygen, Inc. (a)	2,330	19,246
Medarex, Inc. (a)	4,502	48,351
MedImmune, Inc. (a)	8,999	248,732
Metabasis Therapeutics, Inc. (a)	1,518	8,941
Micromet, Inc. (a)	415	1,079
Millennium Pharmaceuticals, Inc. (a)	12,509	135,848
Momenta Pharmaceuticals, Inc. (a)	985	15,632
Monogram Biosciences, Inc. (a)	6,461	11,630
Myogen, Inc. (a)	1,833	63,788
Myriad Genetics, Inc. (a)	1,843	46,609
Nabi Biopharmaceuticals (a)	2,212	13,117
Neopharm, Inc. (a)	731	3,633
Neose Technologies, Inc. (a)	1,126	3,142
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Neurochem, Inc. (a)(d)	1,043	$ 18,514
Neurocrine Biosciences, Inc. (a)	1,170	13,560
Neurogen Corp. (a)	1,639	9,228
Northfield Laboratories, Inc. (a)(d)	914	9,908
Novacea, Inc.	286	1,856
Novavax, Inc. (a)(d)	2,057	8,701
NPS Pharmaceuticals, Inc. (a)	1,233	5,499
Nuvelo, Inc. (a)	1,856	38,438
Omrix Biopharmaceuticals, Inc.	883	15,179
Oncolytics Biotech, Inc. (a)	1,142	3,306
ONYX Pharmaceuticals, Inc. (a)(d)	1,959	29,600
Orchid Cellmark, Inc. (a)	1,015	2,659
Origin Agritech Ltd. (a)	627	7,066
Orthologic Corp. (a)	1,251	1,776
Oscient Pharmaceuticals Corp. (a)	6,157	7,696
OSI Pharmaceuticals, Inc. (a)	2,008	74,838
Osiris Therapeutics, Inc. (a)(d)	1,053	11,520
Panacos Pharmaceuticals, Inc. (a)	1,499	8,469
PDL BioPharma, Inc. (a)	4,607	90,758
Peregrine Pharmaceuticals, Inc. (a)	4,452	6,144
Pharmacopeia Drug Discovery, Inc. (a)	368	1,553
Pharmacyclics, Inc. (a)	1,146	5,042
Pharmion Corp. (a)	1,001	18,599
Poniard Pharmaceuticals, Inc. (a)	507	319
PRAECIS Pharmaceuticals, Inc. (a)	354	747
Progenics Pharmaceuticals, Inc. (a)	1,003	22,708
QLT, Inc. (a)	2,958	22,806
Regeneron Pharmaceuticals, Inc. (a)	1,881	29,870
Renovis, Inc. (a)	1,133	16,700
Rigel Pharmaceuticals, Inc. (a)	589	5,843
Sangamo Biosciences, Inc. (a)	2,130	11,779
Savient Pharmaceuticals, Inc. (a)	2,981	19,317
SciClone Pharmaceuticals, Inc. (a)	1,927	4,798
Seattle Genetics, Inc. (a)	1,337	6,177
Senomyx, Inc. (a)	987	15,299
Sirna Therapeutics, Inc. (a)(d)	2,265	12,797
Solexa, Inc. (a)(d)	1,429	12,432
Sonus Pharmaceuticals, Inc. (a)	1,497	6,916
StemCells, Inc. (a)	2,240	5,197
Sunesis Pharmaceuticals, Inc.	1,761	9,351
Tanox, Inc. (a)	1,465	21,990
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Telik, Inc. (a)(d)	1,993	$ 35,535
Threshold Pharmaceuticals, Inc. (a)	1,985	4,109
Trimeris, Inc. (a)	537	5,010
United Therapeutics Corp. (a)	769	41,980
Vanda Pharmaceuticals, Inc.	1,657	15,626
Vasogen, Inc. (a)	1,722	1,154
Vertex Pharmaceuticals, Inc. (a)	4,210	145,035
ViaCell, Inc. (a)	1,828	7,440
Vical, Inc. (a)	1,765	9,990
Vion Pharmaceuticals, Inc. (a)	2,003	2,444
XOMA Ltd. (a)	1,917	3,259
Zymogenetics, Inc. (a)	2,659	51,425
		8,636,312
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	680	16,334
Abiomed, Inc. (a)	907	13,532
Adeza Biomedical Corp. (a)	352	5,973
Aksys Ltd. (d)	1,312	1,168
Align Technology, Inc. (a)	2,037	12,731
Alphatec Holdings, Inc.	1,065	5,985
American Medical Systems Holdings, Inc. (a)	2,924	51,345
Analogic Corp.	575	32,677
Angiodynamics, Inc. (a)	529	9,585
Arrow International, Inc.	1,591	51,405
ArthroCare Corp. (a)	888	40,502
Aspect Medical Systems, Inc. (a)	1,014	19,590
Atricure, Inc.	695	4,135
Atrion Corp.	134	10,112
BioLase Technology, Inc. (a)	592	3,872
Biomet, Inc.	8,964	293,212
Biosite, Inc. (a)	731	32,164
Candela Corp. (a)	1,339	13,966
Cardiac Science Corp. (a)	240	1,822
Cardiodynamics International Corp. (a)	1,574	1,117
Cerus Corp. (a)	1,646	10,666
China Medical Technologies, Inc. sponsored ADR	337	7,424
Cholestech Corp. (a)	816	9,009
Conceptus, Inc. (a)	789	13,610
CONMED Corp. (a)	1,180	24,178
Conor Medsystems, Inc. (a)	1,445	39,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cutera, Inc. (a)	521	$ 12,098
Cyberonics, Inc. (a)	756	12,308
Cytyc Corp. (a)	3,882	92,741
Dade Behring Holdings, Inc.	3,069	124,264
Datascope Corp.	390	12,843
DENTSPLY International, Inc.	5,627	183,328
DexCom, Inc. (a)	1,171	15,036
E-Z-EM, Inc. (a)	876	12,956
Encore Medical Corp. (a)	3,471	22,180
Endologix, Inc. (a)	1,944	7,543
EPIX Pharmaceuticals, Inc. (a)	384	2,484
ev3, Inc. (a)	2,664	40,519
Exactech, Inc. (a)	534	6,728
Foxhollow Technologies, Inc. (a)(d)	837	26,223
Gen-Probe, Inc. (a)	1,771	86,088
Given Imaging Ltd. (a)	952	18,345
HealthTronics, Inc. (a)	1,523	10,021
Hologic, Inc. (a)	1,955	84,417
I-Flow Corp. (a)	657	7,923
ICU Medical, Inc. (a)	598	26,318
IDEXX Laboratories, Inc. (a)	1,109	102,039
Immucor, Inc. (a)	2,748	57,076
Integra LifeSciences Holdings Corp. (a)	979	37,652
Intermagnetics General Corp. (a)	1,649	44,902
IntraLase Corp. (a)	1,053	19,807
Intuitive Surgical, Inc. (a)	1,274	120,266
IRIS International, Inc. (a)	690	6,769
Kensey Nash Corp. (a)	550	14,894
Kyphon, Inc. (a)	1,600	57,936
LifeCell Corp. (a)	1,282	38,691
Lifecore Biomedical, Inc. (a)	614	9,382
Medical Action Industries, Inc. (a)	495	12,098
Meridian Bioscience, Inc.	1,002	23,908
Merit Medical Systems, Inc. (a)	1,302	18,254
Microtek Medical Holdings, Inc. (a)	1,585	5,516
Micrus Endovascular Corp. (a)	653	9,064
Natus Medical, Inc. (a)	695	9,091
Neogen Corp. (a)	709	13,450
NeuroMetrix, Inc. (a)	497	13,474
Northstar Neuroscience, Inc.	693	8,143
NUCRYST Pharmaceuticals Corp.	862	10,684
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nutraceutical International Corp. (a)	719	$ 10,080
NuVasive, Inc. (a)	1,290	26,522
NxStage Medical, Inc.	753	7,327
OccuLogix, Inc. (a)(d)	1,709	3,452
OraSure Technologies, Inc. (a)	1,286	8,822
Orthofix International NV (a)	477	18,741
Orthovita, Inc. (a)	3,496	12,061
Palomar Medical Technologies, Inc. (a)	808	32,078
PolyMedica Corp.	1,048	42,538
Possis Medical, Inc. (a)	574	5,442
Quidel Corp. (a)	1,189	13,602
Regeneration Technologies, Inc. (a)	856	4,605
Respironics, Inc. (a)	2,759	101,835
Rita Medical Systems, Inc. (a)	2,095	6,662
Shamir Optical Industry Ltd. (a)	707	5,727
Sirona Dental Systems, Inc.	1,800	54,756
Somanetics Corp. (a)	471	7,941
Sonic Innovations, Inc. (a)	1,373	5,657
SonoSite, Inc. (a)	529	16,785
Staar Surgical Co.	832	5,699
Stereotaxis, Inc. (a)	1,010	11,241
SurModics, Inc. (a)	704	24,626
Syneron Medical Ltd. (a)	1,227	29,080
Synovis Life Technologies, Inc. (a)	230	1,845
The Spectranetics Corp. (a)	1,041	11,347
Thermogenesis Corp. (a)	1,689	7,094
Thoratec Corp. (a)	2,383	34,935
Trinity Biotech PLC sponsored ADR (a)	151	1,258
TriPath Imaging, Inc. (a)	1,154	10,121
Utah Medical Products, Inc.	500	15,235
Vital Signs, Inc.	457	24,792
Vnus Medical Technologies, Inc. (a)	439	3,073
Volcano Corp.	1,223	14,676
Wright Medical Group, Inc. (a)	1,176	26,895
Young Innovations, Inc.	390	14,165
Zoll Medical Corp. (a)	338	12,814
		2,796,117
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	370	8,621
Allied Healthcare International, Inc. (a)	1,897	3,472
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Allion Healthcare, Inc.	696	$ 3,028
Amedisys, Inc. (a)	479	19,385
America Service Group, Inc. (a)	530	6,848
American Dental Partners, Inc. (a)	487	8,016
AmSurg Corp. (a)	897	21,591
Andrx Corp. (a)	2,644	63,033
Bio-Reference Laboratories, Inc. (a)	768	17,334
BioScrip, Inc. (a)	895	3,249
Corvel Corp. (a)	349	10,819
Cross Country Healthcare, Inc. (a)	928	15,238
Dialysis Corp. of America (a)	301	3,898
Express Scripts, Inc. (a)	4,945	415,776
Genesis HealthCare Corp. (a)	620	28,235
Gentiva Health Services, Inc. (a)	964	17,419
HealthExtras, Inc. (a)	1,320	40,564
Healthways, Inc. (a)	1,164	60,086
Henry Schein, Inc. (a)	3,138	156,492
HMS Holdings Corp. (a)	1,151	16,724
Horizon Health Corp. (a)	524	7,174
Hythiam, Inc. (a)(d)	1,433	8,039
InVentiv Health, Inc. (a)	884	27,519
LCA-Vision, Inc.	840	36,985
LHC Group, Inc. (a)	705	16,920
LifePoint Hospitals, Inc. (a)	2,333	79,439
Lincare Holdings, Inc. (a)	3,607	133,567
Magellan Health Services, Inc. (a)	1,505	72,345
Matria Healthcare, Inc. (a)	570	15,390
Medcath Corp. (a)	881	24,844
MWI Veterinary Supply, Inc.	434	15,064
National Medical Health Card Systems, Inc. (a)	330	5,046
National Research Corp.	370	8,936
NationsHealth, Inc. (a)	1,400	2,772
Nighthawk Radiology Holdings, Inc.	1,074	18,623
NovaMed Eyecare, Inc. (a)	1,179	9,220
Odyssey Healthcare, Inc. (a)	928	14,885
Option Care, Inc.	1,195	15,798
Patterson Companies, Inc. (a)	5,002	154,162
PDI, Inc. (a)	594	7,835
Providence Service Corp. (a)	379	9,028
PSS World Medical, Inc. (a)	2,922	56,687
Psychiatric Solutions, Inc. (a)	2,087	66,805
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
QMed, Inc. (a)	603	$ 2,798
Radiation Therapy Services, Inc. (a)	1,013	29,296
ResCare, Inc. (a)	930	18,647
Rotech Healthcare, Inc. (a)	695	994
Rural/Metro Corp. (a)	909	6,808
Sun Healthcare Group, Inc. (a)	1,059	11,194
Symbion, Inc. (a)	887	20,507
TLC Vision Corp. (a)	2,012	10,965
U.S. Physical Therapy, Inc. (a)	574	8,398
United Surgical Partners International, Inc. (a)	1,506	42,499
VCA Antech, Inc. (a)	3,142	111,290
Visicu, Inc.	1,000	12,130
VistaCare, Inc. Class A (a)	323	4,264
		2,006,701
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	1,788	36,404
AMICAS, Inc. (a)	2,483	8,045
Cerner Corp. (a)	2,890	133,113
Computer Programs & Systems, Inc.	414	14,084
Dendrite International, Inc. (a)	1,280	12,826
Eclipsys Corp. (a)	1,688	28,865
Emageon, Inc. (a)	600	9,246
Emdeon Corp. (a)	10,580	125,373
Merge Technologies, Inc. (a)	930	6,891
Omnicell, Inc. (a)	1,262	22,615
Per-Se Technologies, Inc. (a)	1,241	28,282
Phase Forward, Inc. (a)	975	11,495
Systems Xcellence, Inc. (a)	785	11,839
TriZetto Group, Inc. (a)	1,531	21,005
Vital Images, Inc. (a)	671	19,701
WebMD Health Corp. Class A (d)	272	10,053
		499,837
Life Sciences Tools & Services - 0.9%
Acacia Research Corp. - CombiMatrix (a)	1,427	1,698
Accelrys, Inc. (a)	737	4,054
Advanced Magnetics, Inc. (a)	400	14,660
Affymetrix, Inc. (a)	2,853	60,797
Albany Molecular Research, Inc. (a)	747	7,321
BioVeris Corp. (a)	1,519	12,501
Bruker BioSciences Corp. (a)	3,748	26,461
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Caliper Life Sciences, Inc. (a)	1,195	$ 6,238
Ciphergen Biosystems, Inc. (a)	1,078	1,639
Compugen Ltd. (a)	1,757	4,761
Dionex Corp. (a)	685	34,538
Discovery Partners International, Inc. (a)	3,051	11,136
Diversa Corp. (a)	2,561	23,561
Draxis Health, Inc. (a)	1,236	5,435
eResearchTechnology, Inc. (a)	1,605	13,980
Exelixis, Inc. (a)	4,159	40,467
Gene Logic, Inc. (a)	1,810	3,149
Harvard Bioscience, Inc. (a)	973	4,223
ICON PLC sponsored ADR (a)	500	34,423
Illumina, Inc. (a)	1,642	55,303
Invitrogen Corp. (a)	1,844	112,207
Kendle International, Inc. (a)	394	10,409
Luminex Corp. (a)	900	17,109
Molecular Devices Corp. (a)	603	14,478
Nanogen, Inc. (a)	940	2,030
Nektar Therapeutics (a)(d)	3,772	66,085
PAREXEL International Corp. (a)	1,314	43,493
Pharmaceutical Product Development, Inc.	4,204	160,256
PharmaNet Development Group, Inc. (a)	543	10,627
PRA International (a)	691	17,952
QIAGEN NV (a)	5,959	86,167
Sequenom, Inc. (a)	580	1,247
Stratagene Corp.	589	2,827
Techne Corp. (a)	1,361	69,275
Third Wave Technologies, Inc. (a)	1,721	7,056
Varian, Inc. (a)	1,095	51,115
Ventana Medical Systems, Inc. (a)	1,342	62,591
		1,101,269
Pharmaceuticals - 1.8%
Abraxis BioScience, Inc. (a)	6,038	150,225
Acusphere, Inc.	1,243	4,214
Adams Respiratory Therapeutics, Inc. (a)	1,222	49,858
Adolor Corp. (a)	1,931	48,178
Advancis Pharmaceutical Corp. (a)	1,591	6,571
Alexza Pharmaceuticals, Inc.	730	5,110
Amarin Corp. PLC sponsored ADR (a)	2,701	7,293
Anesiva, Inc. (a)	324	2,226
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Aspreva Pharmaceuticals Corp. (a)	1,130	$ 28,194
Atherogenics, Inc. (a)(d)	1,239	17,346
Auxilium Pharmaceuticals, Inc. (a)	1,496	12,970
AVANIR Pharmaceuticals Class A (a)(d)	1,525	10,782
Axcan Pharma, Inc. (a)	1,329	18,553
Barrier Therapeutics, Inc. (a)	1,043	6,154
Cardiome Pharma Corp. (a)	1,731	23,961
CNS., Inc.	675	19,035
Collagenex Pharmaceuticals, Inc. (a)	681	8,329
Columbia Laboratories, Inc. (a)	1,899	5,868
Connetics Corp. (a)	1,261	13,669
Cypress Bioscience, Inc. (a)	1,387	9,986
DepoMed, Inc. (a)	1,263	6,100
Discovery Laboratories, Inc. (a)	2,549	4,333
Durect Corp. (a)	2,421	8,812
Emisphere Technologies, Inc. (a)(d)	1,366	11,297
Endo Pharmaceuticals Holdings, Inc. (a)	4,794	158,346
Epicept Corp. (a)	147	437
Flamel Technologies SA sponsored ADR (a)	803	14,526
Hi-Tech Pharmacal Co., Inc. (a)	462	7,905
Hollis-Eden Pharmaceuticals, Inc. (a)	580	3,666
Inspire Pharmaceuticals, Inc. (a)	1,281	6,597
Ista Pharmaceuticals, Inc. (a)	753	4,322
Kos Pharmaceuticals, Inc. (a)	1,882	92,030
Labopharm, Inc. (a)	1,617	11,806
Matrixx Initiatives, Inc. (a)	372	6,350
Medicines Co. (a)	1,592	35,916
MGI Pharma, Inc. (a)	3,301	49,944
Nastech Pharmaceutical Co., Inc. (a)	1,139	17,290
New River Pharmaceuticals, Inc. (a)	1,328	34,634
Nexmed, Inc. (a)	672	531
NitroMed, Inc. (a)	982	2,867
Noven Pharmaceuticals, Inc. (a)	899	22,439
Novogen Ltd. sponsored ADR (a)	97	979
Pain Therapeutics, Inc. (a)	1,553	12,579
Penwest Pharmaceuticals Co. (a)	793	14,195
Perrigo Co.	3,452	55,715
Pharmos Corp. (a)	462	735
Pozen, Inc. (a)	826	10,251
Replidyne, Inc. (a)	1,754	17,628
Salix Pharmaceuticals Ltd. (a)	1,308	17,540
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Santarus, Inc. (a)(d)	1,330	$ 10,667
Sciele Pharma, Inc. (a)	1,418	24,815
Sepracor, Inc. (a)	3,956	185,972
Shire PLC sponsored ADR	1,845	94,556
Somaxon Pharmaceuticals, Inc.	769	10,728
SuperGen, Inc. (a)	1,151	5,605
Taro Pharmaceutical Industries Ltd. (a)(d)	783	10,242
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,301	775,183
ViroPharma, Inc. (a)	2,693	33,689
Vivus, Inc. (a)	2,040	7,609
Westaim Corp. (a)	3,289	11,456
Xenoport, Inc. (a)	733	16,082
Zila, Inc. (a)(d)	3,259	9,549
		2,274,445
TOTAL HEALTH CARE		17,314,681
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	561	8,247
Argon ST, Inc. (a)	860	22,119
BE Aerospace, Inc. (a)	3,109	74,181
Ceradyne, Inc. (a)	865	38,121
Elbit Systems Ltd.	1,390	40,505
Essex Corp. (a)	486	7,232
Herley Industries, Inc. (a)	746	9,937
Innovative Solutions & Support, Inc. (a)	567	8,312
Ionatron, Inc. (a)(d)	2,941	18,028
Ladish Co., Inc. (a)	465	16,261
LMI Aerospace, Inc. (a)	448	8,163
MTC Technologies, Inc. (a)	622	13,062
Sypris Solutions, Inc.	676	5,901
Taser International, Inc. (a)(d)	1,904	14,794
		284,863
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	1,800	9,990
Atlas Air Worldwide Holdings, Inc. (a)	600	26,358
C.H. Robinson Worldwide, Inc.	6,147	281,656
Dynamex, Inc. (a)	596	12,725
EGL, Inc. (a)	1,569	47,964
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	7,747	$ 308,873
Forward Air Corp.	1,261	40,529
Hub Group, Inc. Class A	1,704	39,703
Pacer International, Inc.	1,292	35,569
Park-Ohio Holdings Corp. (a)	439	5,992
UTI Worldwide, Inc.	3,419	78,808
		888,167
Airlines - 0.3%
Frontier Airlines Holdings, Inc. (a)(d)	1,453	10,084
JetBlue Airways Corp. (a)(d)	6,670	68,301
MAIR Holdings, Inc. (a)	1,544	7,828
Mesa Air Group, Inc. (a)	1,187	9,377
Pinnacle Airlines Corp. (a)	841	6,265
Republic Airways Holdings, Inc. (a)	1,345	21,439
Ryanair Holdings PLC sponsored ADR (a)	2,157	118,355
SkyWest, Inc.	2,344	56,654
UAL Corp. (a)	3,612	90,300
		388,603
Building Products - 0.1%
Aaon, Inc.	568	13,808
American Woodmark Corp.	498	15,702
Apogee Enterprises, Inc.	1,220	18,312
Builders FirstSource, Inc.	1,376	20,915
Insteel Industries, Inc.	572	11,920
PGT, Inc. (a)	1,123	16,564
PW Eagle, Inc.	319	11,124
Quixote Corp.	489	8,274
Universal Forest Products, Inc.	656	31,987
		148,606
Commercial Services & Supplies - 1.5%
51job, Inc. sponsored ADR (a)	198	2,913
Advisory Board Co. (a)	796	40,453
American Ecology Corp.	1,049	20,382
Arrowhead Research Corp. (a)	1,920	9,542
Barrett Business Services, Inc. (a)	449	9,110
Casella Waste Systems, Inc. Class A (a)	817	9,616
Cintas Corp.	6,176	228,697
Clean Harbors, Inc.	731	30,548
Coinstar, Inc. (a)	1,253	32,891
Comsys IT Partners, Inc. (a)	927	17,103
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Copart, Inc. (a)	3,367	$ 94,512
Corporate Executive Board Co.	1,395	122,258
CoStar Group, Inc. (a)	745	30,009
CRA International, Inc. (a)	352	15,836
Danka Business Systems PLC sponsored ADR (a)	836	1,237
Diamond Management & Technology Consultants, Inc. (a)	1,123	10,455
Exponent, Inc. (a)	884	13,578
First Advantage Corp. Class A (a)	418	8,352
First Consulting Group, Inc. (a)	1,495	13,425
FirstService Corp. (sub. vtg.) (a)	1,234	29,809
Fuel-Tech, Inc. NV (a)	842	13,531
G&K Services, Inc. Class A	958	31,786
Healthcare Services Group, Inc.	1,382	31,358
Heidrick & Struggles International, Inc. (a)	758	26,954
Herman Miller, Inc.	2,268	64,048
Hudson Highland Group, Inc. (a)	700	7,014
Huron Consulting Group, Inc. (a)	752	28,396
ICT Group, Inc. (a)	571	16,530
Innerworkings, Inc. (a)	1,500	17,400
Integrated Alarm Services Group, Inc. (a)	634	2,441
Intersections, Inc. (a)	441	4,167
Kelly Services, Inc. Class A (non-vtg.)	1,175	32,089
Kenexa Corp. (a)	718	18,352
Kforce, Inc. (a)	1,302	16,028
Layne Christensen Co. (a)	643	19,496
Learning Tree International, Inc. (a)	1,097	8,249
LECG Corp. (a)	910	15,425
McGrath RentCorp.	1,132	25,810
Mobile Mini, Inc. (a)	1,253	33,731
Monster Worldwide, Inc. (a)	4,349	177,178
Multi-Color Corp.	334	9,636
NCO Group, Inc. (a)	998	26,148
On Assignment, Inc. (a)	1,390	13,247
PeopleSupport, Inc. (a)	1,045	17,755
Resources Connection, Inc. (a)	1,680	40,992
School Specialty, Inc. (a)	772	27,584
Standard Parking Corp. (a)	307	10,407
Stericycle, Inc. (a)	1,528	101,902
Synagro Technologies, Inc.	2,757	11,000
Taleo Corp. Class A	824	8,660
Teletech Holdings, Inc. (a)	2,696	40,710
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	1,932	$ 32,071
TRM Corp. (a)	430	1,247
United Stationers, Inc. (a)	1,153	52,842
Waste Industries USA, Inc.	1,018	24,116
Waste Services, Inc. (a)	1,458	14,113
WCA Waste Corp. (a)	2,105	12,630
West Corp. (a)	2,517	121,269
		1,897,038
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	2,524	109,718
Insituform Technologies, Inc. Class A (a)	1,365	31,327
Integrated Electrical Services, Inc. (a)	652	10,680
KHD Humboldt Wedag International Ltd. (a)	487	15,530
Modtech Holdings, Inc. (a)	1,009	5,428
Sterling Construction Co., Inc. (a)	341	6,735
Washington Group International, Inc.	1,082	64,065
		243,483
Electrical Equipment - 0.5%
Active Power, Inc. (a)	2,586	7,887
American Power Conversion Corp.	7,452	130,932
American Superconductor Corp. (a)	795	7,926
Capstone Turbine Corp. (a)(d)	3,505	6,695
China BAK Battery, Inc. (a)	1,600	10,240
Deswell Industries, Inc.	609	6,261
Distributed Energy Systems Corp. (a)(d)	1,083	5,068
Encore Wire Corp. (a)	772	28,996
Energy Conversion Devices, Inc. (a)	1,476	51,734
Evergreen Solar, Inc. (a)(d)	2,133	21,714
Franklin Electric Co., Inc.	734	35,386
FuelCell Energy, Inc. (d)	1,447	14,094
Genlyte Group, Inc. (a)	980	64,219
Hoku Scientific, Inc.	796	3,502
Hydrogenics Corp. (a)	3,294	5,863
II-VI, Inc. (a)	1,022	21,534
LSI Industries, Inc.	1,131	20,731
Medis Technologies Ltd. (a)(d)	1,387	27,782
Microvision, Inc. (a)	1,063	1,382
Plug Power, Inc. (a)(d)	2,703	12,812
Powell Industries, Inc. (a)	482	10,609
Power-One, Inc. (a)	2,581	17,525
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Preformed Line Products Co.	259	$ 9,674
Superior Essex, Inc. (a)	830	29,639
Ultralife Batteries, Inc. (a)	686	6,743
Valence Technology, Inc. (a)(d)	2,374	4,321
Vicor Corp.	797	10,010
Woodward Governor Co.	1,490	50,168
		623,447
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	27,092
Machinery - 1.0%
3D Systems Corp. (a)	683	11,010
A.S.V., Inc. (a)(d)	884	13,587
American Railcar Industries, Inc.	997	30,199
American Science & Engineering, Inc. (a)	281	12,915
Astec Industries, Inc. (a)	782	18,447
Axsys Technologies, Inc. (a)	558	9,252
Basin Water, Inc.	502	4,001
Bucyrus International, Inc. Class A	1,186	61,233
Chart Industries, Inc.	817	10,621
Columbus McKinnon Corp. (NY Shares) (a)	686	12,684
Commercial Vehicle Group, Inc. (a)	625	12,263
Dynamic Materials Corp.	432	15,798
Flanders Corp. (a)	1,144	11,497
Flow International Corp. (a)	1,061	13,963
FreightCar America, Inc.	410	23,862
Gehl Co. (a)	645	16,835
Hardinge, Inc.	423	6,455
Hurco Companies, Inc. (a)	280	7,190
Joy Global, Inc.	4,531	197,280
K-Tron International, Inc. (a)	110	6,380
L.B. Foster Co. Class A (a)	446	9,968
Lincoln Electric Holdings, Inc.	1,477	81,279
Middleby Corp. (a)	260	20,420
Nordson Corp.	1,291	51,692
Omega Flex, Inc. (a)	414	10,267
PACCAR, Inc.	8,930	488,203
Portec Rail Products, Inc.	692	6,934
RBC Bearings, Inc.	747	15,889
Sun Hydraulics Corp.	516	10,176
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.:
Class A (non-vtg.) (a)	517	$ 7,677
Class B (a)	262	3,655
TurboChef Technologies, Inc. (d)	800	8,072
Twin Disc, Inc.	227	7,877
Volvo AB sponsored ADR	588	33,510
		1,251,091
Marine - 0.2%
Alexander & Baldwin, Inc.	1,644	72,106
American Commercial Lines, Inc.	1,100	57,750
Aries Maritime Transport Ltd.	1,020	11,179
DryShips, Inc. (d)	900	12,753
Eagle Bulk Shipping, Inc. (d)	1,345	21,251
Genco Shipping & Trading Ltd.	721	15,812
Navios Maritime Holdings, Inc.	1,800	8,730
Omega Navigation Enterprises, Inc. Class A	751	11,002
Quintana Maritime Ltd. (d)	1,744	16,742
Stolt-Nielsen SA Class B sponsored ADR	898	21,920
		249,245
Road & Rail - 0.6%
AMERCO (a)	850	60,240
Arkansas Best Corp.	807	35,629
Celadon Group, Inc. (a)	1,014	18,789
Central Freight Lines, Inc. (a)	726	1,423
Covenant Transport, Inc. Class A (a)	611	8,041
Frozen Food Express Industries, Inc. (a)	698	5,228
Heartland Express, Inc.	3,302	53,096
J.B. Hunt Transport Services, Inc.	5,482	107,721
Landstar System, Inc.	2,130	90,951
Marten Transport Ltd. (a)	1,029	17,143
Old Dominion Freight Lines, Inc. (a)	1,486	47,433
P.A.M. Transportation Services, Inc. (a)	668	16,640
Patriot Transportation Holding, Inc. (a)	115	7,720
Quality Distribution, Inc. (a)	449	6,506
Saia, Inc.	638	19,619
Swift Transportation Co., Inc. (a)	2,547	59,065
U.S. Xpress Enterprises, Inc. Class A (a)	842	17,539
Universal Truckload Services, Inc. (a)	500	13,800
USA Truck, Inc. (a)	550	9,169
Vitran Corp., Inc. (a)	474	8,731
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Werner Enterprises, Inc.	2,833	$ 52,495
YRC Worldwide, Inc. (a)	2,092	76,944
		733,922
Trading Companies & Distributors - 0.4%
Aceto Corp.	828	5,837
Beacon Roofing Supply, Inc. (a)	1,578	29,004
Electro Rent Corp. (a)	1,299	20,927
Fastenal Co.	5,529	202,804
H&E Equipment Services, Inc.	1,558	40,617
Houston Wire & Cable Co.	791	16,445
Kaman Corp.	987	17,677
Lawson Products, Inc.	395	15,247
NuCo2, Inc. (a)	701	19,102
Rush Enterprises, Inc.:
Class A (a)	983	17,203
Class B (a)	673	11,017
UAP Holding Corp.	2,024	42,160
Williams Scotsman International, Inc.	1,711	35,914
		473,954
TOTAL INDUSTRIALS		7,209,511
INFORMATION TECHNOLOGY - 47.6%
Communications Equipment - 8.3%
3Com Corp. (a)	13,296	58,901
ADC Telecommunications, Inc. (a)	4,730	64,565
Adtran, Inc.	2,611	64,936
Airspan Networks, Inc. (a)	2,489	6,795
Alvarion Ltd. (a)	2,562	18,036
Anaren, Inc. (a)	662	14,935
Andrew Corp. (a)	6,722	62,179
Arris Group, Inc. (a)	3,712	42,540
AudioCodes Ltd. (a)	1,741	17,306
Avanex Corp. (a)	6,051	10,650
Avici Systems, Inc. (a)(d)	537	4,656
Avocent Corp. (a)	1,639	49,547
Aware, Inc. (a)	1,453	7,468
Bel Fuse, Inc.:
Class A	177	5,531
Class B (non-vtg.)	300	11,091
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Black Box Corp.	852	$ 32,836
Blue Coat Systems, Inc. (a)	361	6,141
Bookham, Inc. (a)(d)	1,243	3,953
C-COR, Inc. (a)	1,969	15,654
Carrier Access Corp. (a)	1,526	13,765
Ceragon Networks Ltd. (a)	865	3,953
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	6,384
CIENA Corp. (a)	23,476	92,730
Cisco Systems, Inc. (a)	221,296	4,866,299
Comtech Group, Inc. (a)(d)	1,575	17,561
Comtech Telecommunications Corp. (a)	781	25,562
Comverse Technology, Inc. (a)	7,676	160,428
Digi International, Inc. (a)	1,004	13,313
Ditech Networks, Inc. (a)	1,208	10,642
ECI Telecom Ltd. (a)	3,668	26,226
EFJ, Inc. (a)	1,024	7,270
EMS Technologies, Inc. (a)	443	8,098
Endwave Corp. (a)	412	5,319
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	922	4,841
Extreme Networks, Inc. (a)	3,999	14,756
F5 Networks, Inc. (a)	1,577	78,992
Finisar Corp. (a)	11,548	42,843
Foundry Networks, Inc. (a)	5,717	69,576
Glenayre Technologies, Inc. (a)	1,379	3,613
Harmonic, Inc. (a)	2,575	15,991
Inter-Tel, Inc.	969	21,357
InterDigital Communication Corp. (a)	2,062	68,520
Ituran Location & Control Ltd.	834	11,534
Ixia (a)	2,329	23,406
JDS Uniphase Corp. (a)	61,268	139,078
Juniper Networks, Inc. (a)	20,238	296,891
KVH Industries, Inc. (a)	419	5,028
Lantronix, Inc. (a)	4,414	6,930
Loral Space & Communications Ltd. (a)	600	15,420
MRV Communications, Inc. (a)(d)	4,346	10,822
NETGEAR, Inc. (a)	1,147	22,561
Network Engines, Inc. (a)	1,511	2,674
Nice Systems Ltd. sponsored ADR (a)	1,202	30,002
NMS Communications Corp. (a)	1,666	4,831
Oplink Communications, Inc. (a)	693	13,604
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Optical Communication Products, Inc. (a)	1,330	$ 2,660
Orckit Communications Ltd. (a)	601	5,493
Packeteer, Inc. (a)	1,039	10,442
Parkervision, Inc. (a)(d)	1,061	6,546
PC-Tel, Inc. (a)	1,155	12,162
Pegasus Wireless Corp. (a)(d)	2,500	8,575
Pegasus Wireless Corp. warrants 8/11/06 (a)	250	423
Performance Technologies, Inc. (a)	470	3,290
Polycom, Inc. (a)	3,211	76,390
Powerwave Technologies, Inc. (a)	3,586	27,182
Qiao Xing Universal Telephone, Inc. (a)(d)	504	5,720
QUALCOMM, Inc.	60,818	2,291,014
RADWARE Ltd. (a)	685	9,063
Radyne Corp. (a)	1,102	13,466
Redback Networks, Inc. (a)	2,385	44,456
Research In Motion Ltd. (a)	6,764	558,030
SafeNet, Inc. (a)	810	15,228
SCM Microsystems, Inc. (a)	1,068	3,140
SeaChange International, Inc. (a)	1,245	10,520
Sierra Wireless, Inc. (a)	732	8,513
Sirenza Microdevices, Inc. (a)	2,267	21,015
Sonus Networks, Inc. (a)	8,174	39,726
SpectraLink Corp.	479	4,206
Stratex Networks, Inc. (a)	2,958	10,797
Sycamore Networks, Inc. (a)	11,258	41,317
Symmetricom, Inc. (a)	1,374	10,250
Tekelec (a)	2,363	31,428
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,825	127,755
Tellabs, Inc. (a)	16,902	172,231
Telular Corp. (a)	871	1,742
Tollgrade Communications, Inc. (a)	443	4,053
UTStarcom, Inc. (a)(d)	5,640	46,304
ViaSat, Inc. (a)	976	26,401
Westell Technologies, Inc. Class A (a)	3,694	10,122
WJ Communications, Inc. (a)	2,092	3,577
Zhone Technologies, Inc. (a)	6,304	10,212
		10,331,989
Computers & Peripherals - 5.0%
ActivIdentity Corp. (a)	1,423	7,044
Adaptec, Inc. (a)	4,706	19,389
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Apple Computer, Inc. (a)	30,795	$ 2,089,441
Avid Technology, Inc. (a)(d)	1,688	67,233
Brocade Communications Systems, Inc. (a)	9,900	61,380
Concurrent Computer Corp. (a)	2,256	3,474
Cray, Inc. (a)	510	6,503
Creative Technology Ltd. (NASDAQ)	2,846	18,755
Dell, Inc. (a)	83,185	1,875,822
Dot Hill Systems Corp. (a)	1,177	4,190
Electronics for Imaging, Inc. (a)	2,450	56,448
Hutchinson Technology, Inc. (a)	937	19,340
Immersion Corp. (a)	860	5,074
InFocus Corp. (a)	1,431	3,864
Innovex, Inc. (a)	857	2,280
Komag, Inc. (a)	1,192	42,864
LaserCard Corp. (a)	492	4,890
Logitech International SA sponsored ADR (a)	1,120	24,416
McDATA Corp.:
Class A (a)	4,595	19,713
Class B (a)	1,013	4,234
Mobility Electronics, Inc. (a)(d)	1,162	7,541
msystems Ltd. (a)	1,524	67,635
Neoware Systems, Inc. (a)	1,146	14,783
Network Appliance, Inc. (a)	13,683	468,506
Novatel Wireless, Inc. (a)	861	9,600
Overland Storage, Inc. (a)	914	6,499
Palm, Inc. (a)	3,556	51,775
Presstek, Inc. (a)	1,343	11,026
QLogic Corp. (a)	5,546	101,935
Rackable Systems, Inc. (a)	948	26,316
Rimage Corp. (a)	799	18,745
SanDisk Corp. (a)	7,140	420,689
Scailex Corp. Ltd. (Israel) (a)	1,465	10,335
SimpleTech, Inc. (a)	1,620	11,389
Stratasys, Inc. (a)	390	9,317
Sun Microsystems, Inc. (a)	128,365	640,541
Synaptics, Inc. (a)	866	21,901
Xyratex Ltd. (a)	973	18,497
		6,253,384
Electronic Equipment & Instruments - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	1,296	13,945
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Aeroflex, Inc. (a)	2,655	$ 27,665
Agilysys, Inc.	1,074	14,520
Bell Microproducts, Inc. (a)	812	3,963
Brightpoint, Inc. (a)	1,604	26,691
CalAmp Corp. (a)	1,266	8,520
CDW Corp.	2,850	166,155
Cherokee International Corp. (a)	469	1,609
Cogent, Inc. (a)	4,080	58,262
Cognex Corp.	1,592	40,644
Coherent, Inc. (a)	1,061	38,472
Color Kinetics, Inc. (a)	533	8,874
CPI International, Inc.	798	10,055
Daktronics, Inc.	1,438	30,011
DDi Corp. (a)	1,501	12,173
DTS, Inc. (a)	525	9,650
Echelon Corp. (a)	1,061	9,347
Electro Scientific Industries, Inc. (a)	948	18,875
Excel Technology, Inc. (a)	354	10,365
FARO Technologies, Inc. (a)	894	15,743
Flextronics International Ltd. (a)	20,961	247,340
FLIR Systems, Inc. (a)	2,705	74,929
Global Imaging Systems, Inc. (a)	1,740	38,158
GSI Group, Inc. (a)	996	8,974
I. D. Systems Inc. (a)	623	13,843
Insight Enterprises, Inc. (a)	1,623	29,230
INTAC International (a)(d)	1,136	7,429
International DisplayWorks, Inc. (a)	1,000	5,850
Itron, Inc. (a)	954	53,405
LeCroy Corp. (a)	442	5,680
Lipman Electronic Engineer Ltd. (NASDAQ) (a)	1,253	31,438
Littelfuse, Inc. (a)	850	30,694
LoJack Corp. (a)	808	16,871
M-Flex Electronix, Inc. (a)(d)	868	19,599
Maxwell Technologies, Inc. (a)	899	17,746
Measurement Specialties, Inc. (a)	600	12,084
Mechanical Technology, Inc. (a)	1,285	2,801
Mercury Computer Systems, Inc. (a)	1,018	12,644
Merix Corp. (a)	475	5,762
Methode Electronics, Inc. Class A	1,293	10,266
Metrologic Instruments, Inc. (a)	824	13,299
Molex, Inc.	3,609	131,620
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Molex, Inc. Class A (non-vtg.)	3,177	$ 99,948
MTS Systems Corp.	722	24,238
Napco Security Systems, Inc. (a)	1,041	10,087
National Instruments Corp.	2,767	76,812
Newport Corp. (a)	1,742	30,711
NovAtel, Inc. (a)	320	14,099
NU Horizons Electronics Corp. (a)	658	9,212
Optimal Group, Inc. Class A (a)	1,305	17,396
Orbotech Ltd. (a)	1,227	29,460
OSI Systems, Inc. (a)	490	9,648
OYO Geospace Corp. (a)	211	12,700
PC Connection, Inc. (a)	1,121	9,091
Pemstar, Inc. (a)	1,399	5,344
PFSweb, Inc. (a)	1,212	946
Photon Dynamics, Inc. (a)	560	7,521
Planar Systems, Inc. (a)	480	4,718
Plexus Corp. (a)	1,585	31,415
RadiSys Corp. (a)	665	15,741
Richardson Electronics Ltd.	989	8,149
Rofin-Sinar Technologies, Inc. (a)	705	38,606
Sanmina-SCI Corp. (a)	20,574	69,746
ScanSource, Inc. (a)	1,042	32,344
Smart Modular Tech WWH, Inc.	1,872	18,533
SpatiaLight, Inc. (a)(d)	1,783	4,047
Spectrum Control, Inc. (a)	1,295	13,339
Staktek Holdings, Inc. (a)	1,214	6,495
Sunpower Corp. Class A	791	25,359
Suntron Corp. (a)	1,647	2,059
Tech Data Corp. (a)	2,281	79,584
Trimble Navigation Ltd. (a)	2,125	104,061
TTM Technologies, Inc. (a)	1,758	22,608
Universal Display Corp. (a)	1,471	15,607
X-Rite, Inc.	1,218	10,828
Zomax, Inc. (a)	2,600	5,252
Zygo Corp. (a)	622	8,279
		2,189,184
Internet Software & Services - 6.3%
24/7 Real Media, Inc. (a)	2,353	21,365
Access Integrated Technologies, Inc. Class A (a)	987	8,922
Akamai Technologies, Inc. (a)	5,678	222,578
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Aladdin Knowledge Systems Ltd. (a)	753	$ 11,973
aQuantive, Inc. (a)	2,600	64,480
Ariba, Inc. (a)	2,305	19,085
Art Technology Group, Inc. (a)	2,639	7,231
AsiaInfo Holdings, Inc. (a)(d)	1,307	5,607
Autobytel, Inc. (a)	1,041	2,915
Baidu.com, Inc. sponsored ADR	665	51,671
Bankrate, Inc. (a)	726	20,633
Chordiant Software, Inc. (a)	2,159	5,765
Click Commerce, Inc. (a)	442	8,093
CMGI, Inc. (a)	16,443	18,252
CNET Networks, Inc. (a)	4,909	46,292
Corillian Corp. (a)	1,860	4,910
Cryptologic, Inc.	469	12,283
CyberSource Corp. (a)	1,115	12,209
DealerTrack Holdings, Inc.	1,516	32,973
Digital Insight Corp. (a)	1,290	33,553
Digital River, Inc. (a)	1,498	72,713
Digitas, Inc. (a)	3,011	26,918
EarthLink, Inc. (a)	5,038	37,029
eBay, Inc. (a)	51,314	1,429,608
eCollege.com (a)	553	6,868
Entrust, Inc. (a)	2,378	8,418
Equinix, Inc. (a)	1,152	66,436
GigaMedia Ltd. (a)(d)	1,836	17,240
Google, Inc. Class A (sub. vtg.) (a)	7,773	2,942,314
Greenfield Online, Inc. (a)	454	4,186
iBasis, Inc. (a)	1,906	16,125
InfoSpace, Inc. (a)	1,141	25,364
Internet Capital Group, Inc. (a)	2,642	23,778
Interwoven, Inc. (a)	1,495	16,400
Iona Technologies PLC sponsored ADR (a)	533	2,303
iPass, Inc. (a)	1,581	7,209
j2 Global Communications, Inc. (a)	1,766	44,380
Jupitermedia Corp. (a)	1,459	10,417
Keynote Systems, Inc. (a)	1,025	10,896
Kintera, Inc. (a)	800	1,256
Liquidity Services, Inc.	1,021	12,027
LivePerson, Inc. (a)	2,751	14,305
LookSmart Ltd. (a)	833	2,008
LoopNet, Inc.	1,271	16,587
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Marchex, Inc. Class B (d)	1,045	$ 17,159
MIVA, Inc. (a)	1,339	3,468
NaviSite, Inc. (a)	523	1,987
NetEase.com, Inc. sponsored ADR (a)(d)	2,444	42,770
NetRatings, Inc. (a)	1,039	15,575
NIC, Inc. (a)	1,749	9,147
Omniture, Inc.	2,584	17,184
Online Resources Corp. (a)	1,151	12,235
Open Text Corp. (a)	1,697	27,667
Openwave Systems, Inc. (a)	3,123	25,265
Perficient, Inc. (a)	1,048	14,148
PlanetOut, Inc. (a)	573	2,447
RADVision Ltd. (a)	826	13,712
RealNetworks, Inc. (a)	5,396	59,518
S1 Corp. (a)	3,058	15,565
Saba Software, Inc. (a)	1,898	10,040
SAVVIS, Inc. (a)(d)	2,037	50,945
Selectica, Inc. (a)	2,459	5,828
Sify Ltd. sponsored ADR (a)	740	6,860
Sina Corp. (a)	2,136	51,478
SkillSoft PLC sponsored ADR (a)	3,139	19,933
Sohu.com, Inc. (a)	1,276	27,830
SonicWALL, Inc. (a)	2,405	24,675
Stellent, Inc.	1,069	11,449
Supportsoft, Inc. (a)	2,282	9,082
The Knot, Inc. (a)	1,118	19,476
TheStreet.com, Inc.	1,001	10,771
Tom Online, Inc. sponsored ADR (a)	200	2,694
Traffic.com, Inc.	800	3,640
Travelzoo, Inc. (a)	630	18,724
Tumbleweed Communications Corp. (a)	1,264	3,501
United Online, Inc.	2,993	34,330
ValueClick, Inc. (a)	3,510	61,952
VeriSign, Inc. (a)	8,877	179,670
Vignette Corp. (a)	1,002	13,858
Vitria Technology, Inc. (a)	2,548	6,548
Vocus, Inc.	861	11,520
WebEx Communications, Inc. (a)	1,793	64,010
webMethods, Inc. (a)	2,229	17,587
Websense, Inc. (a)	1,508	31,170
WebSideStory, Inc. (a)	1,076	13,633
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Website Pros, Inc.	652	$ 6,853
Workstream, Inc. (a)	1,954	2,931
Yahoo!, Inc. (a)	51,219	1,476,132
Zix Corp. (a)(d)	974	857
		7,901,399
IT Services - 1.6%
Acxiom Corp.	3,256	79,088
Answerthink, Inc. (a)	1,964	5,597
Applied Digital Solutions, Inc. (a)	2,129	3,747
Carreker Corp. (a)	996	6,524
Cass Information Systems, Inc.	193	10,244
CheckFree Corp. (a)	3,197	114,453
Cognizant Technology Solutions Corp. Class A (a)	5,105	356,891
Computer Horizons Corp. (a)	3,739	16,639
Covansys Corp. (a)	1,396	23,955
CSG Systems International, Inc. (a)	1,788	48,133
Edgewater Technology, Inc. (a)	1,090	6,289
Euronet Worldwide, Inc. (a)	1,275	30,983
Fiserv, Inc. (a)	6,347	280,347
Forrester Research, Inc. (a)	638	18,834
Gevity HR, Inc.	796	20,465
iGate Corp. (a)	1,393	6,603
Indus International, Inc. (a)	1,166	2,390
Infocrossing, Inc. (a)	717	8,590
Infosys Technologies Ltd. sponsored ADR	2,802	125,670
infoUSA, Inc.	1,995	16,479
Integral Systems, Inc.	418	13,142
Kanbay International, Inc. (a)	1,468	27,173
Lightbridge, Inc. (a)	1,638	19,492
Lionbridge Technologies, Inc. (a)	1,683	11,983
ManTech International Corp. Class A (a)	669	20,364
Ness Technologies, Inc. (a)	932	10,774
Paychex, Inc.	13,812	495,989
RightNow Technologies, Inc. (a)	1,056	16,220
Sapient Corp. (a)	4,930	24,009
SI International, Inc. (a)	431	12,452
SM&A (a)	996	6,135
Sykes Enterprises, Inc. (a)	1,314	26,425
Syntel, Inc.	1,406	30,805
TALX Corp.	879	21,711
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Telvent GIT SA (a)	871	$ 10,983
TRX, Inc.	921	4,909
Zanett, Inc. (a)	2,719	5,139
		1,939,626
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,838	96,038
Semiconductors & Semiconductor Equipment - 9.5%
8X8, Inc. (a)(d)	2,302	2,279
Actel Corp. (a)	1,079	16,746
ADE Corp. (a)	460	14,798
Advanced Analogic Technologies, Inc.	1,805	17,184
Advanced Energy Industries, Inc. (a)	1,755	25,219
Alliance Semiconductor Corp. (a)	1,231	3,779
Altera Corp. (a)	12,719	257,305
AMIS Holdings, Inc. (a)	3,292	29,990
Amkor Technology, Inc. (a)	6,344	35,970
ANADIGICS, Inc. (a)	839	6,259
Applied Materials, Inc.	56,985	961,907
Applied Micro Circuits Corp. (a)	9,268	25,302
ARM Holdings PLC sponsored ADR	2,713	18,448
ASE Test Ltd. (a)	3,590	31,448
ASM International NV (NASDAQ) (a)	397	6,924
ASML Holding NV (NY Shares) (a)	5,870	129,492
Asyst Technologies, Inc. (a)	1,284	9,617
Atheros Communications, Inc. (a)	2,203	35,843
ATI Technologies, Inc. (a)	9,224	198,224
Atmel Corp. (a)	18,444	106,422
ATMI, Inc. (a)	1,684	48,617
Axcelis Technologies, Inc. (a)	2,915	18,335
Broadcom Corp. Class A (a)	17,178	505,720
Brooks Automation, Inc. (a)	3,569	49,609
Cabot Microelectronics Corp. (a)	748	23,517
California Micro Devices Corp. (a)	960	4,243
Cambridge Display Technologies, Inc. (a)(d)	1,117	5,529
Camtek Ltd. (a)	1,772	10,845
Cascade Microtech, Inc. (a)	599	7,074
Centillium Communications, Inc. (a)	1,559	3,071
Ceva, Inc. (a)	287	1,630
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	2,935	17,757
Cirrus Logic, Inc. (a)	2,895	21,191
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cohu, Inc.	994	$ 16,669
Conexant Systems, Inc. (a)	16,482	33,953
Credence Systems Corp. (a)	4,370	11,056
Cree, Inc. (a)(d)	2,605	48,505
Cymer, Inc. (a)	1,294	53,248
Diodes, Inc. (a)	882	33,022
DSP Group, Inc. (a)	1,376	33,671
Eagle Test Systems, Inc.	675	11,327
EMCORE Corp. (a)(d)	1,649	12,450
Entegris, Inc. (a)	6,386	69,352
ESS Technology, Inc. (a)	1,906	2,478
Exar Corp. (a)	1,400	19,572
FEI Co. (a)	1,251	25,971
FormFactor, Inc. (a)	1,561	75,334
FSI International, Inc. (a)	988	5,730
Genesis Microchip, Inc. (a)	1,212	15,659
Hi/fn, Inc. (a)	451	2,359
Hittite Microwave Corp. (a)	1,166	52,680
ICOS Vision Systems NV (a)	570	21,757
Ikanos Communications, Inc.	934	11,918
Integrated Device Technology, Inc. (a)	7,778	134,015
Integrated Silicon Solution, Inc. (a)	1,726	8,992
Intel Corp.	211,091	4,124,718
Intersil Corp. Class A	5,059	128,246
Intevac, Inc. (a)	636	10,685
IXYS Corp. (a)	1,068	9,377
KLA-Tencor Corp.	7,113	312,332
Kopin Corp. (a)	2,638	9,893
Kulicke & Soffa Industries, Inc. (a)	1,390	10,939
Lam Research Corp. (a)	4,959	212,196
Lattice Semiconductor Corp. (a)	3,480	25,474
Leadis Technology, Inc. (a)	715	2,889
Linear Technology Corp.	11,203	381,014
LTX Corp. (a)	3,886	19,702
Marvell Technology Group Ltd. (a)	21,407	374,837
Mattson Technology, Inc. (a)	1,825	14,290
Maxim Integrated Products, Inc.	11,876	345,592
Micrel, Inc. (a)	2,895	29,008
Microchip Technology, Inc.	7,606	259,821
Microsemi Corp. (a)	2,719	75,507
Microtune, Inc. (a)	1,795	10,806
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mindspeed Technologies, Inc. (a)	2,431	$ 4,643
MIPS Technologies, Inc. (a)	1,934	13,461
MKS Instruments, Inc. (a)	2,126	44,412
Monolithic Power Systems, Inc. (a)	1,663	15,067
MoSys, Inc.	1,045	7,096
Nanometrics, Inc. (a)	749	7,932
Netlogic Microsystems, Inc. (a)	690	20,362
Nextest Systems Corp.	1,020	16,045
Novellus Systems, Inc. (a)	4,910	137,087
NVE Corp. (a)(d)	234	6,758
NVIDIA Corp. (a)	12,917	376,014
O2Micro International Ltd. sponsored ADR (a)	1,627	9,778
Omnivision Technologies, Inc. (a)	1,822	30,245
ON Semiconductor Corp. (a)	11,508	69,163
PDF Solutions, Inc. (a)	891	11,547
Pericom Semiconductor Corp. (a)	1,064	9,895
Photronics, Inc. (a)	1,167	16,933
Pixelworks, Inc. (a)	1,850	4,514
PLX Technology, Inc. (a)	1,370	14,686
PMC-Sierra, Inc. (a)	8,074	55,226
PortalPlayer, Inc. (a)	710	8,634
PowerDsine Ltd. (a)	593	5,485
Rambus, Inc. (a)	3,414	54,180
RF Micro Devices, Inc. (a)	7,285	48,227
Rudolph Technologies, Inc. (a)	861	15,412
Saifun Semiconductors Ltd.	944	23,676
Semitool, Inc. (a)	1,012	11,051
Semtech Corp. (a)	2,730	35,681
Sigma Designs, Inc. (a)	683	9,542
SigmaTel, Inc. (a)	1,152	5,622
Silicon Image, Inc. (a)	2,625	30,476
Silicon Laboratories, Inc. (a)	1,919	67,683
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	22,304
Silicon Storage Technology, Inc. (a)	3,448	14,482
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	2,695	15,820
SiRF Technology Holdings, Inc. (a)	1,828	48,131
Skyworks Solutions, Inc. (a)	5,586	25,863
Spansion, Inc. Class A (d)	3,689	63,414
Standard Microsystems Corp. (a)	699	19,621
STATS ChipPAC Ltd. sponsored ADR (a)	1,789	11,378
Supertex, Inc. (a)	433	15,315
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Techwell, Inc. (a)	1,387	$ 16,783
Tessera Technologies, Inc. (a)	1,658	54,548
Therma-Wave, Inc. (a)	2,068	2,461
Tower Semicondutor Ltd. (a)(d)	1,870	2,450
Transmeta Corp. (a)	5,739	6,772
Transwitch Corp. (a)	3,005	5,349
Trident Microsystems, Inc. (a)	2,234	46,087
TriQuint Semiconductor, Inc. (a)	5,669	27,948
Ultra Clean Holdings, Inc. (a)	1,092	10,429
Ultratech, Inc. (a)	794	11,616
Varian Semiconductor Equipment Associates, Inc. (a)	1,929	68,113
Veeco Instruments, Inc. (a)	1,395	34,122
Verigy Ltd.	1,900	32,870
Vimicro International Corp. sponsored ADR	272	2,905
Virage Logic Corp. (a)	772	6,415
Volterra Semiconductor Corp. (a)	875	13,195
White Electronic Designs Corp. (a)	952	4,684
Xilinx, Inc.	12,838	293,605
Zilog, Inc. (a)	350	1,232
Zoran Corp. (a)	1,949	34,731
		11,806,514
Software - 15.1%
Activision, Inc. (a)	10,541	135,979
Actuate Corp. (a)	2,431	9,189
Adobe Systems, Inc. (a)	21,761	705,927
Advent Software, Inc. (a)	1,121	36,713
Agile Software Corp. (a)	2,069	11,938
Altiris, Inc. (a)	833	18,826
American Software, Inc. Class A	951	5,868
Ansoft Corp. (a)	1,324	31,829
Ansys, Inc. (a)	1,447	67,633
Aspen Technology, Inc. (a)	2,157	24,072
Atari, Inc. (a)	4,071	2,809
Authentidate Holding Corp. (a)	825	1,741
Autodesk, Inc. (a)	8,492	295,182
BEA Systems, Inc. (a)	14,520	199,360
Blackbaud, Inc.	1,699	39,264
Blackboard, Inc. (a)	935	24,918
Borland Software Corp. (a)	2,486	14,618
Bottomline Technologies, Inc. (a)	831	8,385
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Business Objects SA sponsored ADR (a)	1,189	$ 33,126
Cadence Design Systems, Inc. (a)	10,356	170,149
Callidus Software, Inc. (a)	2,708	12,701
Captaris, Inc. (a)	2,149	11,132
Catapult Communications Corp. (a)	635	6,166
CDC Corp. Class A (a)	2,961	16,582
Check Point Software Technologies Ltd. (a)	9,168	170,433
Citrix Systems, Inc. (a)	6,452	197,947
Cognos, Inc. (a)	3,274	106,470
Compuware Corp. (a)	12,949	98,412
Concur Technologies, Inc. (a)	1,142	15,908
Convera Corp. Class A (a)(d)	1,608	10,018
Corel Corp.	690	8,796
Descartes Systems Group, Inc. (a)	893	3,434
Digimarc Corp. (a)	710	4,892
ECtel Ltd. (a)	243	1,023
Electronic Arts, Inc. (a)	11,097	565,614
Embarcadero Technologies, Inc. (a)	915	5,920
Epicor Software Corp. (a)	2,019	24,995
EPIQ Systems, Inc. (a)	646	9,612
eSpeed, Inc. Class A (a)	879	7,392
Evolving Systems, Inc. (a)	203	205
FalconStor Software, Inc. (a)(d)	1,358	9,615
FileNET Corp. (a)	1,427	49,859
Fundtech Ltd. (a)	1,047	10,816
Gravity Co. Ltd. sponsored ADR (a)	917	6,171
Hummingbird Ltd. (a)	658	18,252
Hyperion Solutions Corp. (a)	2,303	76,275
i2 Technologies, Inc. (a)	642	10,465
Informatica Corp. (a)	3,191	46,716
Interactive Intelligence, Inc. (a)	995	11,532
Intergraph Corp. (a)	1,107	41,358
Internet Security Systems, Inc. (a)	1,483	41,020
InterVideo, Inc. (a)	605	7,671
Intervoice, Inc. (a)	1,422	10,110
Intuit, Inc. (a)	12,609	381,044
Jack Henry & Associates, Inc.	3,673	70,375
JDA Software Group, Inc. (a)	1,443	23,939
KongZhong Corp. sponsored ADR (a)	751	5,565
Kronos, Inc. (a)	1,026	31,314
Lawson Software, Inc. (a)	7,999	53,273
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Macrovision Corp. (a)	2,223	$ 51,751
Magic Software Enterprises Ltd. (a)	1,246	1,931
Magma Design Automation, Inc. (a)	958	7,262
Majesco Entertainment Co. (a)	700	966
Manhattan Associates, Inc. (a)	1,046	24,278
MapInfo Corp. (a)	784	9,722
Mentor Graphics Corp. (a)	3,374	48,923
MetaSolv, Inc. (a)	3,613	11,345
MICROS Systems, Inc. (a)	1,328	63,558
Microsoft Corp.	369,204	9,484,819
MicroStrategy, Inc. Class A (a)	404	36,845
Mobius Management Systems, Inc. (a)	1,054	6,988
Moldflow Corp. (a)	749	9,070
MRO Software, Inc. (a)	1,158	29,749
Napster, Inc. (a)	1,962	6,573
NDS Group PLC sponsored ADR (a)	613	28,229
Net 1 UEPS Technologies, Inc. (a)	1,614	39,188
NetScout Systems, Inc. (a)	1,681	11,885
Novell, Inc. (a)	12,649	84,369
Nuance Communications, Inc. (a)	6,016	47,226
Open Solutions, Inc. (a)	589	17,399
OpenTV Corp. Class A (a)	3,140	9,546
Opnet Technologies, Inc. (a)	1,106	15,086
Opsware, Inc. (a)	3,569	25,161
Oracle Corp. (a)	193,167	3,023,064
Parametric Technology Corp. (a)	3,893	62,716
Pegasystems, Inc.	1,561	12,457
Pervasive Software, Inc. (a)	1,282	4,859
Phoenix Technologies Ltd. (a)	1,781	8,905
Plato Learning, Inc. (a)	886	4,970
Progress Software Corp. (a)	1,547	39,170
QAD, Inc.	960	7,094
Quality Systems, Inc.	952	38,175
Quest Software, Inc. (a)	3,675	51,193
Quovadx, Inc. (a)	1,252	3,506
Radiant Systems, Inc. (a)	1,048	11,591
Red Hat, Inc. (a)	6,857	159,357
Renaissance Learning, Inc.	1,229	15,928
Retalix Ltd. (a)	546	9,888
RSA Security, Inc. (a)	2,918	81,266
SAFLINK Corp. (a)	2,886	1,212
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SCO Group, Inc. (a)	176	$ 408
Secure Computing Corp. (a)	1,877	11,919
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	747	12,266
Smith Micro Software, Inc. (a)	1,031	13,877
Sonic Solutions, Inc. (a)	1,220	18,312
SPSS, Inc. (a)	683	17,328
SumTotal Systems, Inc. (a)	2,233	14,492
Symantec Corp. (a)	36,051	671,991
Synchronoss Technologies, Inc. (a)	1,188	11,179
Synopsys, Inc. (a)	5,027	95,312
Synplicity, Inc. (a)	1,694	10,892
Take-Two Interactive Software, Inc. (a)(d)	2,512	30,646
The9 Ltd. sponsored ADR (a)	358	9,523
THQ, Inc. (a)	2,404	62,023
TIBCO Software, Inc. (a)	7,737	60,813
Transaction Systems Architects, Inc. Class A (a)	1,334	44,249
Ulticom, Inc. (a)	1,349	14,488
Ultimate Software Group, Inc. (a)	884	19,978
Unica Corp.	960	9,494
VA Software Corp. (a)	2,086	7,802
Vasco Data Security International, Inc. (a)	1,290	11,610
Verint Systems, Inc. (a)	1,071	35,397
WatchGuard Technologies, Inc. (a)	1,411	5,856
Wind River Systems, Inc. (a)	2,650	26,951
Witness Systems, Inc. (a)	902	14,658
		18,859,232
TOTAL INFORMATION TECHNOLOGY		59,377,366
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,184	27,931
Akzo Nobel NV sponsored ADR	1,802	103,489
Altair Nanotechnologies, Inc. (a)	2,936	9,366
Hawkins, Inc.	1,094	15,119
ICO, Inc. (a)	1,832	11,432
Innospec, Inc.	567	15,553
Landec Corp. (a)	1,498	15,175
LESCO, Inc. (a)	1,032	7,812
Methanex Corp.	3,929	93,702
Nanophase Technologies Corp. (a)	626	4,288
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Penford Corp.	697	$ 10,901
Pioneer Companies, Inc. (a)	428	10,426
Sigma Aldrich Corp.	2,313	167,993
Symyx Technologies, Inc. (a)	1,030	23,587
Zoltek Companies, Inc. (a)(d)	821	20,977
		537,751
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	7,705
United States Lime & Minerals, Inc. (a)	327	11,530
		19,235
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	305	13,359
Amcor Ltd. sponsored ADR	305	6,237
Caraustar Industries, Inc. (a)	1,168	8,842
Silgan Holdings, Inc.	1,336	47,294
Smurfit-Stone Container Corp.	8,830	100,574
		176,306
Metals & Mining - 0.6%
Aber Diamond Corp.	2,126	76,669
Anglo American PLC ADR	1,728	37,463
Century Aluminum Co. (a)	1,180	40,958
Chaparral Steel Co. (a)	837	59,779
DRDGOLD Ltd. sponsored ADR	9,382	13,322
Gibraltar Industries, Inc.	991	23,982
Kaiser Aluminum Corp. (a)	743	28,108
Lihir Gold Ltd. sponsored ADR (a)	283	13,134
Metal Management, Inc.	906	23,175
NN, Inc.	1,342	16,856
Northwest Pipe Co. (a)	229	6,930
Novamerican Steel, Inc. (a)	329	10,679
Olympic Steel, Inc.	422	11,668
Pan American Silver Corp. (a)	2,693	61,077
Randgold Resources Ltd. sponsored ADR (a)	1,472	33,032
Royal Gold, Inc.	906	26,990
Schnitzer Steel Industries, Inc. Class A	702	22,289
Silver Standard Resources, Inc. (a)	2,187	54,106
Steel Dynamics, Inc.	1,851	97,714
Steel Technologies, Inc.	420	9,341
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Universal Stainless & Alloy Products, Inc. (a)	308	$ 7,528
Wheeling Pittsburgh Corp. (a)	523	9,215
		684,015
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	9,223
TOTAL MATERIALS		1,426,530
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Alaska Communication Systems Group, Inc.	1,292	17,817
Arbinet-thexchange, Inc. (a)	800	4,072
Atlantic Tele-Network, Inc.	518	9,526
Broadwing Corp. (a)	3,837	43,934
Cbeyond, Inc.	941	22,339
Cogent Communications Group, Inc. (a)	2,048	19,005
Commonwealth Telephone Enterprises, Inc.	857	30,218
Consolidated Communications Holdings, Inc.	951	16,310
CT Communications, Inc.	802	18,478
D&E Communications, Inc.	839	9,539
Eschelon Telecom, Inc.	959	15,248
General Communications, Inc. Class A (a)	2,061	26,195
Gilat Satellite Networks Ltd. (a)	1,826	15,046
Global Crossing Ltd. (a)	1,245	20,866
Golden Telecom, Inc.	1,416	43,188
HickoryTech Corp.	972	6,736
Level 3 Communications, Inc. (a)	42,888	189,994
North Pittsburgh Systems, Inc.	769	19,210
NTELOS Holding Corp.	2,024	27,790
Shenandoah Telecommunications Co.	346	15,210
SureWest Communications	400	7,592
Talk America Holdings, Inc. (a)	989	5,736
Telefonos de Mexico SA de CV Series A sponsored ADR	257	6,040
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	2,550	45,824
U.S. LEC Corp. Class A (a)	1,291	6,649
Warwick Valley Telephone Co.	420	8,421
		650,983
Wireless Telecommunication Services - 0.7%
@Road, Inc. (a)	2,107	9,966
America Movil SA de CV Series A sponsored ADR	375	14,100
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp. Class A	3,308	$ 15,515
Dobson Communications Corp. Class A	4,712	32,371
FiberTower Corp.	4,831	37,537
InPhonic, Inc. (a)(d)	1,599	11,321
IPCS, Inc. (a)	733	38,057
Leap Wireless International, Inc. (a)	2,362	109,266
Linktone Ltd. sponsored ADR (a)	739	3,473
Millicom International Cellular SA (a)	3,593	140,199
NII Holdings, Inc. (a)	5,526	294,812
Rural Cellular Corp. Class A (a)	568	4,493
SBA Communications Corp. Class A (a)	3,996	102,857
USA Mobility, Inc.	1,072	24,495
Wireless Facilities, Inc. (a)	2,684	5,878
		844,340
TOTAL TELECOMMUNICATION SERVICES		1,495,323
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	882	29,644
Otter Tail Corp.	1,231	37,115
		66,759
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	8,658
EnergySouth, Inc.	465	16,047
		24,705
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,299	45,257
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	8,617
Cadiz, Inc. (a)	828	16,676
Connecticut Water Service, Inc.	559	13,019
Consolidated Water Co., Inc.	404	11,316
Middlesex Water Co.	728	14,793
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Southwest Water Co.	1,072	$ 13,904
York Water Co.	412	11,779
		90,104
TOTAL UTILITIES		226,825
TOTAL COMMON STOCKS (Cost $112,909,483)		121,299,639
U.S. Treasury Obligations - 0.6%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.96% 9/21/06 (e) (Cost $797,833)	$ 800,000	797,764
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	2,792,121	2,792,121
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	1,917,179	1,917,179
TOTAL MONEY MARKET FUNDS (Cost $4,709,300)		4,709,300
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $118,416,616)		126,806,703
NET OTHER ASSETS - (1.6)%		(1,941,517)
NET ASSETS - 100%		$ 124,865,186
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
111 NASDAQ 100 E-Mini Index Contracts	Sept. 2006	$ 3,514,260	$ 129,353
The face value of futures purchased as a percentage of net assets - 2.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $797,764.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,759
Fidelity Securities Lending Cash Central Fund	49,045
Total	$ 119,804
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $118,591,871. Net unrealized appreciation aggregated $8,214,832, of which $22,165,639 related to appreciated investment securities and $13,950,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

August 31, 2006

1.805775.102

ETF-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,170	$ 23,611
Amerityre Corp. (a)	1,131	6,899
Ballard Power Systems, Inc. (a)(d)	4,272	26,358
China Automotive Systems, Inc. (a)(d)	825	5,907
Dorman Products, Inc. (a)	1,078	11,319
Dura Automotive Systems, Inc. Class A (a)	1,210	484
Exide Technologies (a)	856	3,287
Fuel Systems Solutions, Inc. (a)	879	12,113
GenTek, Inc. (a)	328	9,804
Gentex Corp.	5,381	77,917
Hayes Lemmerz International, Inc. (a)	1,077	1,831
LKQ Corp. (a)	1,775	36,867
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,551	4,606
Shiloh Industries, Inc. (a)	705	9,757
Strattec Security Corp. (a)	208	8,330
		239,090
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,339	30,489
Distributors - 0.1%
Audiovox Corp. Class A (a)	965	14,292
Building Materials Holding Corp.	962	25,127
Core-Mark Holding Co., Inc. (a)	284	8,878
Keystone Automotive Industries, Inc. (a)	767	26,377
Source Interlink Companies, Inc. (a)	1,351	14,929
		89,603
Diversified Consumer Services - 0.7%
Alderwoods Group, Inc. (a)	1,050	20,780
Apollo Group, Inc. Class A (a)	5,673	284,841
Bright Horizons Family Solutions, Inc. (a)	936	37,346
Career Education Corp. (a)	3,466	66,374
Corinthian Colleges, Inc. (a)	2,908	35,245
Educate, Inc. (a)	1,446	9,645
Escala Group, Inc. (a)(d)	1,061	7,087
INVESTools, Inc. (a)	1,717	15,453
Laureate Education, Inc. (a)	1,508	72,414
Lincoln Educational Services Corp.	740	13,357
Matthews International Corp. Class A	1,141	40,620
Princeton Review, Inc. (a)	1,803	9,340
Steiner Leisure Ltd. (a)	728	28,013
Stewart Enterprises, Inc. Class A	4,539	26,235
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Strayer Education, Inc.	470	$ 49,538
Vertrue, Inc. (a)	468	19,839
		736,127
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	897	13,419
Ambassadors Group, Inc.	852	23,967
Ambassadors International, Inc.	457	15,291
Ameristar Casinos, Inc.	1,986	41,368
Applebee's International, Inc.	2,505	51,979
BJ's Restaurants, Inc. (a)	1,040	19,167
Bob Evans Farms, Inc.	1,154	32,704
Buffalo Wild Wings, Inc. (a)	380	13,243
California Pizza Kitchen, Inc. (a)	689	19,678
Caribou Coffee Co., Inc. (d)	541	4,155
CBRL Group, Inc.	1,209	45,749
Century Casinos, Inc. (a)	922	9,451
Churchill Downs, Inc.	598	24,171
Cosi, Inc. (a)	2,009	10,527
Ctrip.com International Ltd. sponsored ADR	675	34,850
Denny's Corp. (a)	3,011	10,117
Empire Resorts, Inc. (a)	893	5,805
FortuNet, Inc.	470	3,281
Great Wolf Resorts, Inc. (a)	1,456	17,632
International Speedway Corp. Class A	901	43,608
Isle of Capri Casinos, Inc. (a)	1,154	23,519
Lone Star Steakhouse & Saloon, Inc.	754	20,569
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,867	12,500
McCormick & Schmick's Seafood Restaurants (a)	690	13,676
Monarch Casino & Resort, Inc. (a)	846	16,049
Morgans Hotel Group Co.	1,143	15,202
MTR Gaming Group, Inc. (a)	1,400	11,200
Multimedia Games, Inc. (a)	951	9,111
O'Charleys, Inc. (a)	888	16,419
P.F. Chang's China Bistro, Inc. (a)	1,028	36,237
Panera Bread Co. Class A (a)	1,142	59,270
Papa John's International, Inc. (a)	1,404	47,736
Penn National Gaming, Inc. (a)	2,831	93,763
Progressive Gaming International Corp. (a)	1,120	8,277
Rare Hospitality International, Inc. (a)	1,167	33,423
Red Robin Gourmet Burgers, Inc. (a)	689	29,083
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ruth's Chris Steak House, Inc.	559	$ 11,113
Ryan's Restaurant Group, Inc. (a)	1,780	28,053
Scientific Games Corp. Class A (a)	2,970	86,338
Shuffle Master, Inc. (a)(d)	1,260	35,066
Sonic Corp. (a)	2,861	62,742
Starbucks Corp. (a)	25,318	785,111
Texas Roadhouse, Inc. Class A (a)	2,049	24,752
The Cheesecake Factory, Inc. (a)	2,650	65,959
Town Sports International Holdings, Inc. (a)	525	6,757
Trump Entertainment Resorts, Inc. (a)	828	14,962
Wynn Resorts Ltd. (a)	3,343	258,782
		2,265,831
Household Durables - 0.6%
Avatar Holdings, Inc. (a)	442	24,363
Bassett Furniture Industries, Inc.	743	12,839
California Coastal Communities, Inc. (a)	648	19,861
Comstock Homebuilding Companies, Inc. Class A (a)	302	1,733
Craftmade International, Inc.	585	10,238
Directed Electronics, Inc.	505	7,408
Dixie Group, Inc. (a)	951	13,457
Dominion Homes, Inc. (a)	458	2,588
Dorel Industries, Inc. Class B (sub. vtg.) (a)	901	21,202
Flexsteel Industries, Inc.	771	9,792
Garmin Ltd. (d)	7,267	339,805
Helen of Troy Ltd. (a)	933	15,833
Hooker Furniture Corp.	680	10,050
Interface, Inc. Class A (a)	1,336	16,981
iRobot Corp.	795	14,072
Kimball International, Inc. Class B	1,235	21,785
Lifetime Brands, Inc.	466	9,301
Makita Corp. sponsored ADR	258	7,526
Palm Harbor Homes, Inc. (a)	972	14,084
Stanley Furniture Co., Inc.	781	19,478
Syntax-Brillian Corp. (a)	317	1,249
Tarragon Corp.	875	9,704
Universal Electronics, Inc. (a)	433	7,790
		611,139
Internet & Catalog Retail - 1.5%
1-800 CONTACTS, Inc. (a)	602	9,030
1-800-FLOWERS.com, Inc. Class A (a)	1,565	7,215
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Amazon.com, Inc. (a)	13,834	$ 426,502
Audible, Inc. (a)(d)	679	5,391
Blue Nile, Inc. (a)(d)	593	20,352
Coldwater Creek, Inc. (a)	2,756	75,707
dELiA*s, Inc. (a)	1,090	7,848
Drugstore.com, Inc. (a)	2,830	8,971
Expedia, Inc. (a)	10,581	172,682
Gaiam, Inc. Class A (a)	729	8,398
GSI Commerce, Inc. (a)	1,612	21,149
IAC/InterActiveCorp	9,154	260,706
Liberty Media Holding Corp. - Interactive Series A (a)	23,159	441,411
Netflix, Inc. (a)(d)	1,774	35,498
NutriSystem, Inc. (a)	1,181	58,672
Overstock.com, Inc. (a)(d)	676	12,783
PC Mall, Inc. (a)	497	3,429
PetMed Express, Inc. (a)	1,069	13,363
Priceline.com, Inc. (a)	1,326	44,275
Stamps.com, Inc. (a)	600	11,424
ValueVision Media, Inc. Class A (a)	1,417	15,644
VistaPrint Ltd.	1,390	34,097
		1,694,547
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	689	11,458
Concord Camera Corp. (a)	1,304	652
JAKKS Pacific, Inc. (a)	1,079	17,631
Pool Corp.	1,832	69,744
Radica Games Ltd.	731	8,363
RC2 Corp. (a)	767	25,794
		133,642
Media - 4.6%
ACME Communications, Inc. (a)	1,591	8,066
Alloy, Inc. (a)	546	6,213
Beasley Broadcast Group, Inc. Class A	824	6,015
Cadmus Communications Corp.	416	6,822
Carmike Cinemas, Inc.	533	9,962
Central European Media Enterprises Ltd. Class A (a)	1,003	62,171
Charter Communications, Inc. Class A (a)	11,110	15,443
CKX, Inc. (a)	2,676	26,680
Comcast Corp.:
Class A (a)	45,115	1,579,025
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
Class A (special) (a)	23,881	$ 833,686
Courier Corp.	366	13,483
Crown Media Holdings, Inc. Class A (a)	3,219	12,844
CTC Media, Inc.	5,027	115,520
Cumulus Media, Inc. Class A (a)	1,777	17,841
Discovery Holding Co. Class A (a)	8,960	125,530
EchoStar Communications Corp. Class A (a)	6,707	212,947
EMAK Worldwide, Inc. (a)	892	3,488
Emmis Communications Corp. Class A	1,028	12,572
Fisher Communications, Inc. (a)	325	13,943
Focus Media Holding Ltd. ADR (a)	967	57,053
Gemstar-TV Guide International, Inc. (a)	14,581	46,805
Global Sources Ltd.	1,172	12,482
Harris Interactive, Inc. (a)	2,377	13,145
IMAX Corp. (a)(d)	1,380	6,293
Knology, Inc.	1,725	17,595
Lakes Entertainment, Inc. (a)	1,104	10,731
Lamar Advertising Co. Class A (a)	3,013	157,580
Liberty Global, Inc.:
Class A	7,427	175,351
Class B	181	4,266
Class C	6,956	160,544
Liberty Media Holding Corp. - Capital Series A (a)	4,554	393,147
LodgeNet Entertainment Corp. (a)	1,001	19,029
MDC Partners, Inc. Class A (sub. vtg.) (a)	805	6,005
Mediacom Communications Corp. Class A (a)	3,634	24,857
Morningstar, Inc. (a)	1,274	48,743
Navarre Corp. (a)(d)	1,271	4,931
New Frontier Media, Inc. (a)	1,284	10,773
NTL, Inc.	10,676	282,807
Outdoor Channel Holdings, Inc. (a)	809	8,583
Private Media Group, Inc. (a)(d)	2,039	8,645
Radio One, Inc.:
Class A (a)	811	5,012
Class D (non-vtg.) (a)	2,762	16,959
RCN Corp. (a)	1,062	27,474
Regent Communication, Inc. (a)	2,274	9,505
Reuters Group PLC sponsored ADR	753	34,743
Salem Communications Corp. Class A	693	8,448
Scholastic Corp. (a)	1,271	38,206
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A	1,767	$ 13,641
Sirius Satellite Radio, Inc. (a)(d)	46,829	191,531
Spanish Broadcasting System, Inc. Class A	1,551	6,747
TiVo, Inc. (a)(d)	2,590	21,368
Value Line, Inc.	364	16,486
WorldSpace, Inc. Class A	646	1,370
WPP Group PLC sponsored ADR	820	49,782
WPT Enterprises, Inc. (a)	656	2,558
XM Satellite Radio Holdings, Inc. Class A	8,667	112,324
Young Broadcasting, Inc. Class A (a)	766	2,298
		5,110,068
Multiline Retail - 0.8%
Conn's, Inc. (a)	959	19,132
Dollar Tree Stores, Inc. (a)	3,278	94,341
Fred's, Inc. Class A	1,624	21,291
Sears Holdings Corp. (a)	5,152	742,455
The Bon-Ton Stores, Inc.	855	23,436
Tuesday Morning Corp.	1,444	19,465
		920,120
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	754	13,406
America's Car Mart, Inc. (a)	846	13,350
American Eagle Outfitters, Inc.	5,078	196,163
bebe Stores, Inc.	2,986	66,528
Bed Bath & Beyond, Inc. (a)	9,337	314,937
Big 5 Sporting Goods Corp.	927	18,197
Books-A-Million, Inc.	652	10,399
Cache, Inc. (a)	599	9,482
Casual Male Retail Group, Inc. (a)	1,676	18,855
Charlotte Russe Holding, Inc. (a)	962	25,685
Charming Shoppes, Inc. (a)	4,470	58,825
Citi Trends, Inc. (a)	533	16,752
Cost Plus, Inc. (a)	742	7,554
Deb Shops, Inc.	637	15,020
Dress Barn, Inc. (a)	2,282	40,277
Finish Line, Inc. Class A	1,639	18,242
Golf Galaxy, Inc.	204	2,338
Golfsmith International Holdings, Inc.	504	3,498
Guitar Center, Inc. (a)	832	31,533
Gymboree Corp. (a)	1,014	34,020
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hibbett Sporting Goods, Inc. (a)	1,349	$ 33,091
Hot Topic, Inc. (a)	1,664	16,440
Jos. A. Bank Clothiers, Inc. (a)	548	13,114
Kirkland's, Inc. (a)	798	3,352
Monro Muffler Brake, Inc.	663	21,368
Movie Gallery, Inc. (a)(d)	1,160	2,749
O'Reilly Automotive, Inc. (a)	3,606	107,062
Pacific Sunwear of California, Inc. (a)	2,428	32,438
PETCO Animal Supplies, Inc. (a)	1,914	53,879
PETsMART, Inc.	4,973	124,822
Pomeroy IT Solutions, Inc. (a)	832	6,490
Rent-A-Center, Inc. (a)	2,635	71,409
Restoration Hardware, Inc. (a)(d)	1,774	12,471
Ross Stores, Inc.	4,906	120,148
Select Comfort Corp. (a)(d)	1,774	35,214
Sharper Image Corp. (a)	575	5,445
Shoe Carnival, Inc. (a)	727	16,619
Staples, Inc.	23,740	535,574
Stein Mart, Inc.	1,534	18,239
The Children's Place Retail Stores, Inc. (a)	1,050	60,869
The Pantry, Inc. (a)	759	35,567
Tractor Supply Co. (a)	1,494	63,615
Trans World Entertainment Corp. (a)	409	2,442
Tweeter Home Entertainment Group, Inc. (a)	1,425	6,377
Urban Outfitters, Inc. (a)	5,451	85,526
West Marine, Inc. (a)	784	10,717
Wet Seal, Inc. Class A (a)	1,227	7,006
Wilsons Leather Experts, Inc. (a)	1,390	4,253
Zumiez, Inc. (a)	821	18,300
		2,439,657
Textiles, Apparel & Luxury Goods - 0.4%
Blue Holdings, Inc. (a)(d)	1,443	6,522
Charles & Colvard Ltd.	652	7,752
Cherokee, Inc.	568	20,914
Columbia Sportswear Co. (a)	1,339	65,370
Crocs, Inc.	1,251	33,802
Deckers Outdoor Corp. (a)	354	14,518
Fossil, Inc. (a)	2,518	47,389
Iconix Brand Group, Inc. (a)	1,582	23,445
K-Swiss, Inc. Class A	914	25,144
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Perry Ellis International, Inc. (a)	429	$ 11,566
Quaker Fabric Corp. (a)	1,815	2,795
Steven Madden Ltd.	858	31,617
Tandy Brands Accessories, Inc.	874	9,308
True Religion Apparel, Inc. (a)(d)	823	16,707
Under Armour, Inc. Class A (sub. vtg.)	1,021	35,163
Velcro Industries NVNV	978	13,496
Volcom, Inc.	730	17,075
Wacoal Holdings Corp. sponsored ADR	87	5,658
Warnaco Group, Inc. (a)	1,572	31,644
Weyco Group, Inc.	776	16,521
		436,406
TOTAL CONSUMER DISCRETIONARY		14,706,719
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	273	15,998
Hansen Natural Corp. (a)	2,848	78,377
Jones Soda Co. (a)	723	5,502
MGP Ingredients, Inc.	545	13,129
		113,006
Food & Staples Retailing - 1.1%
Andersons, Inc.	433	17,757
Arden Group, Inc. Class A	164	18,824
Casey's General Stores, Inc.	1,624	38,391
Central European Distribution Corp. (a)	1,294	29,801
Costco Wholesale Corp.	15,505	725,479
Ingles Markets, Inc. Class A	1,028	26,317
Nash-Finch Co.	273	6,238
Pathmark Stores, Inc. (a)	1,611	15,643
Performance Food Group Co. (a)	1,339	32,953
Pricesmart, Inc. (a)	1,052	13,592
Spartan Stores, Inc.	1,360	24,521
Topps Co., Inc.	1,663	14,518
United Natural Foods, Inc. (a)	1,309	38,026
Whole Foods Market, Inc.	4,528	242,791
Wild Oats Markets, Inc. (a)	1,377	22,500
		1,267,351
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.3%
Alico, Inc.	219	$ 12,873
Bridgford Foods Corp. (a)	1,654	10,222
Cal-Maine Foods, Inc.	969	6,890
Cresud S.A.C.I.F. y A. sponsored ADR	421	5,582
Diamond Foods, Inc.	1,081	16,139
Farmer Brothers Co.	650	13,754
Gold Kist, Inc. (a)	1,689	34,050
Green Mountain Coffee Roasters, Inc. (a)	275	10,607
Hain Celestial Group, Inc. (a)	1,258	29,626
Imperial Sugar Co.	441	13,565
J&J Snack Foods Corp.	754	23,879
Lancaster Colony Corp.	985	43,478
Lance, Inc.	1,299	29,630
Peet's Coffee & Tea, Inc. (a)	559	14,092
Premium Standard Farms, Inc.	963	16,294
Sanderson Farms, Inc.	676	21,132
SunOpta, Inc. (a)	2,472	20,715
		322,528
Household Products - 0.1%
Central Garden & Pet Co. Class A (a)	572	25,071
WD-40 Co.	585	20,329
		45,400
Personal Products - 0.1%
Chattem, Inc. (a)	884	30,657
Elizabeth Arden, Inc. (a)	793	11,522
Inter Parfums, Inc.	805	13,065
Mannatech, Inc. (d)	999	14,466
Parlux Fragrances, Inc. (a)(d)	976	5,817
Reliv International, Inc.	525	4,447
USANA Health Sciences, Inc. (a)(d)	702	31,422
		111,396
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	2,817	6,310
TOTAL CONSUMER STAPLES		1,865,991
ENERGY - 1.2%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR (a)	2,114	37,629
Bronco Drilling Co., Inc.	590	11,452
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dawson Geophysical Co. (a)	298	$ 8,144
Global Industries Ltd. (a)	4,017	71,985
Gulf Island Fabrication, Inc.	428	11,586
Gulfmark Offshore, Inc. (a)	884	26,829
Hercules Offshore, Inc.	1,040	33,197
Horizon Offshore, Inc. (a)	957	19,915
Hydril Co. (a)	700	45,815
Lufkin Industries, Inc.	531	33,453
Matrix Service Co. (a)	711	9,378
Patterson-UTI Energy, Inc.	5,685	155,769
PHI, Inc. (non-vtg.) (a)	262	8,188
Superior Well Services, Inc. (a)	740	15,932
T-3 Energy Services, Inc. (a)	427	8,642
Tesco Corp. (a)	1,451	23,617
Trico Marine Services, Inc. (a)	464	16,644
Union Drilling, Inc.	693	9,875
Warrior Energy Service Corp. (a)	464	8,862
		556,912
Oil, Gas & Consumable Fuels - 0.7%
Alliance Resource Partners LP	936	34,342
APCO Argentina, Inc.	229	20,608
Atlas America, Inc. (a)	538	24,743
ATP Oil & Gas Corp. (a)	1,010	39,491
Brigham Exploration Co. (a)	1,901	13,364
Carrizo Oil & Gas, Inc. (a)	684	19,056
Clayton Williams Energy, Inc. (a)	403	13,210
Copano Energy LLC	612	31,812
CREDO Petroleum Corp. (a)	263	4,616
Crosstex Energy, Inc.	521	48,036
Delta Petroleum Corp. (a)	2,015	42,114
Dorchester Minerals LP	1,011	28,814
Double Eagle Petroleum Co. (a)	678	13,594
Edge Petroleum Corp. (a)	417	7,869
FX Energy, Inc. (a)(d)	1,896	10,238
Geomet, Inc.	1,301	13,986
GMX Resources, Inc. (a)	562	17,905
Golar LNG Ltd. (NASDAQ) (a)	1,979	27,785
Green Plains Renewable Energy, Inc. (a)	193	5,288
Gulfport Energy Corp. (a)	498	6,399
Inergy LP	806	22,157
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ivanhoe Energy, Inc. (a)	7,585	$ 14,032
James River Coal Co. (a)	412	6,069
Knightsbridge Tankers Ltd.	403	10,800
Linn Energy LLC	882	20,551
Marine Petroleum Trust	477	10,289
NGAS Resources, Inc. (a)(d)	1,130	9,808
Pacific Ethanol, Inc. (a)(d)	869	16,103
Parallel Petroleum Corp. (a)	1,662	39,855
Petrohawk Energy Corp. (a)	5,526	61,615
Petroleum Development Corp. (a)	716	30,573
PrimeEnergy Corp. (a)	134	9,758
Quest Resource Corp. (a)	1,100	12,969
Ram Energy Resources, Inc. (a)	896	4,605
Rosetta Resources, Inc. (a)	1,576	29,172
Syntroleum Corp. (a)	2,324	11,109
TC Pipelines LP	546	18,073
The Exploration Co. of Delaware, Inc. (a)	2,245	26,334
Top Tankers, Inc. (d)	1,302	8,216
Toreador Resources Corp. (a)(d)	725	15,305
Warren Resources, Inc. (a)	1,406	20,345
		821,008
TOTAL ENERGY		1,377,920
FINANCIALS - 12.0%
Capital Markets - 2.3%
American Capital Strategies Ltd.	4,704	182,186
Calamos Asset Management, Inc. Class A	808	21,186
Capital Southwest Corp.	116	12,680
Charles Schwab Corp.	42,872	699,242
FirstCity Financial Corp. (a)	753	7,861
GFI Group, Inc. (a)	986	45,849
Harris & Harris Group, Inc. (a)	1,068	12,538
Investors Financial Services Corp.	2,181	101,111
Knight Capital Group, Inc. Class A (a)	3,683	64,305
MarketAxess Holdings, Inc. (a)	740	6,971
Northern Trust Corp.	7,108	397,977
optionsXpress Holdings, Inc.	2,141	55,923
Penson Worldwide, Inc. (a)	780	15,062
Sanders Morris Harris Group, Inc.	849	11,945
SEI Investments Co.	3,517	179,508
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	8,739	$ 385,040
TD Ameritrade Holding Corp.	20,196	353,834
Thomas Weisel Partners Group, Inc.	650	9,445
TradeStation Group, Inc. (a)	1,573	23,044
		2,585,707
Commercial Banks - 5.8%
1st Source Corp.	972	29,111
Abington Community Bancorp, Inc.	640	9,728
Alabama National Bancorp, Delaware	522	35,397
Alliance Financial Corp. (d)	301	9,632
Amcore Financial, Inc.	676	20,314
American National Bankshares, Inc.	450	10,629
American River Bankshares	388	10,010
AmericanWest Bancorp	686	15,174
Ameris Bancorp	404	10,617
Ames National Corp. (d)	309	6,335
Arrow Financial Corp.	766	20,667
Associated Banc-Corp.	4,076	128,557
BancFirst Corp.	520	24,632
Bancorp Rhode Island, Inc.	324	13,456
Bancorp, Inc., Delaware (a)	533	12,424
BancTrust Financial Group, Inc.	386	10,248
Bank of Granite Corp.	715	15,558
Bank of Marin, California	313	9,703
Bank of the Ozarks, Inc.	624	19,918
BankFinancial Corp.	1,052	18,347
Banner Corp.	637	26,385
BNC Bancorp (d)	821	15,189
BOK Financial Corp.	1,898	98,696
Boston Private Financial Holdings, Inc.	1,271	31,724
Bryn Mawr Bank Corp.	505	11,287
BWC Financial Corp.	274	11,215
Capital Bank Corp.	904	15,015
Capital City Bank Group, Inc.	470	15,111
Capital Corp. of the West	354	11,969
Cardinal Financial Corp.	1,106	12,288
Cascade Bancorp	878	31,204
Cascade Financial Corp.	763	12,208
Cathay General Bancorp	1,688	62,946
Centennial Bank Holdings, Inc., Delaware (a)	2,040	20,318
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Center Bancorp, Inc.	914	$ 14,487
Center Financial Corp., California	222	5,417
Centerstate Banks of Florida, Inc.	544	11,076
Century Bancorp, Inc. Class A (non-vtg.)	429	10,832
Chemical Financial Corp.	805	23,764
Citizens & Northern Corp.	272	6,150
Citizens Banking Corp., Michigan	1,313	33,088
City Holding Co.	494	19,454
CNB Financial Corp., Pennsylvania	607	8,316
CoBiz, Inc.	1,155	26,311
Colony Bankcorp, Inc.	353	7,007
Columbia Bancorp, Oregon	339	8,390
Columbia Banking Systems, Inc.	703	21,990
Commerce Bancshares, Inc.	2,128	106,655
Commercial Bankshares, Inc.	464	16,365
Community Bancorp, Inc. Escon California	402	15,698
Community Bank of Nevada (a)	204	6,916
Community Banks, Inc.	1,070	27,948
Community Trust Bancorp, Inc.	507	19,479
Compass Bancshares, Inc.	4,102	237,916
CVB Financial Corp.	2,507	37,455
Eagle Bancorp, Inc., Maryland	588	10,937
East West Bancorp, Inc.	1,970	79,785
Eastern Virgina Bankshares, Inc.	245	5,145
Enterprise Financial Services Corp.	739	21,793
EuroBancshares, Inc. (a)	379	3,547
Farmers Capital Bank Corp.	468	15,383
Fidelity Southern Corp.	622	11,289
Fifth Third Bancorp	18,272	718,820
Financial Institutions, Inc.	575	14,364
First Bancorp, North Carolina	624	12,917
First Charter Corp.	1,102	26,768
First Citizen Bancshares, Inc.	260	50,908
First Community Bancorp, California	687	36,830
First Community Bancshares, Inc.	299	10,181
First Financial Bancorp, Ohio	1,702	26,381
First Financial Bankshares, Inc.	595	23,116
First Financial Corp., Indiana	468	15,463
First Indiana Corp.	381	9,315
First M&F Corp.	468	8,499
First Mariner Bancorp, Inc. (a)	757	14,383
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Merchants Corp.	507	$ 12,356
First Midwest Bancorp, Inc., Delaware	1,559	58,229
First National Lincoln Corp., Maine	560	9,800
First of Long Island Corp.	377	16,211
First Regional Bancorp (a)	432	12,204
First Security Group, Inc.	935	10,612
First South Bancorp, Inc., Virginia (d)	445	14,623
First State Bancorp.	328	8,394
First United Corp.	492	10,617
Firstbank Corp., Michigan	283	6,764
FirstMerit Corp.	2,492	57,341
Flag Financial Corp.	976	24,361
FNB Corp., North Carolina	348	6,281
FNB Corp., Virginia	507	17,938
FNB Financial Services Corp.	282	4,041
Frontier Financial Corp., Washington	690	28,214
Fulton Financial Corp.	5,784	96,593
Gateway Financial Holdings, Inc.	677	9,810
GB&T Bancshares, Inc.	650	13,689
German American Bancorp, Inc.	1,055	14,348
Glacier Bancorp, Inc.	1,203	39,073
Great Southern Bancorp, Inc.	463	12,904
Greater Bay Bancorp	1,702	48,456
Greater Community Bancorp	692	10,553
Greene County Bancshares, Inc.	156	5,309
Grupo Financiero Galicia SA sponsored ADR (a)	1,590	9,588
Hancock Holding Co.	1,121	58,113
Hanmi Financial Corp.	1,671	32,618
Harleysville National Corp., Pennsylvania	760	15,709
Heartland Financial USA, Inc.	624	16,804
Heritage Commerce Corp.	610	14,292
Heritage Financial Corp., Washington	247	6,736
Huntington Bancshares, Inc.	7,873	188,322
IBERIABANK Corp.	302	17,607
Independent Bank Corp., Massachusetts	520	17,758
Independent Bank Corp., Michigan	630	15,813
Integra Bank Corp.	715	18,461
Interchange Financial Services Corp.	988	22,398
International Bancshares Corp.	1,911	54,483
Intervest Bancshares Corp. Class A (a)	277	11,640
Investors Bancorp, Inc.	3,897	56,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Lakeland Bancorp, Inc.	996	$ 14,741
Lakeland Financial Corp.	455	11,216
Leesport Financial Corp.	365	7,975
LNB Bancorp, Inc.	769	13,419
LSB Bancshares, Inc.	875	14,831
Macatawa Bank Corp.	442	10,285
MainSource Financial Group, Inc.	341	5,780
MB Financial, Inc.	1,611	59,446
MBT Financial Corp.	885	13,337
Mercantile Bank Corp.	211	8,550
Mercantile Bankshares Corp.	3,819	141,036
Merchants Bancshares, Inc.	599	14,550
Metrocorp Bancshares, Inc.	390	12,383
Mid-State Bancshares	754	20,411
Midwest Banc Holdings, Inc.	1,128	27,038
Nara Bancorp, Inc.	781	14,449
National Bankshares, Inc.	703	15,712
National Penn Bancshares, Inc.	1,622	33,170
NBT Bancorp, Inc.	1,089	25,461
North Valley Bancorp	493	7,888
Northern Empire Bancshares (d)	327	7,717
Northern States Financial Corp.	341	6,479
Northrim Bancorp, Inc.	325	8,889
Old Point Financial Corp.	313	8,467
Old Second Bancorp, Inc.	412	12,508
Omega Financial Corp.	418	12,845
Pacific Capital Bancorp	1,249	34,922
Pacific Continental Corp.	769	13,150
Penns Woods Bancorp, Inc.	403	15,052
Pennsylvania Communication Bancorp, Inc. (a)	327	8,872
Peoples Bancorp, Inc.	429	12,973
Pinnacle Financial Partners, Inc. (a)	613	21,670
Placer Sierra Bancshares	723	17,178
Popular, Inc.	8,471	161,373
Preferred Bank, Los Angeles California	302	16,927
PremierWest Bancorp	594	9,171
PrivateBancorp, Inc.	702	31,169
Prosperity Bancshares, Inc.	1,057	37,291
Provident Bankshares Corp.	1,025	38,417
Renasant Corp.	685	20,913
Republic Bancorp, Inc.	2,597	33,579
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Republic Bancorp, Inc., Kentucky Class A	905	$ 19,684
Republic First Bancorp, Inc.	610	8,064
Royal Bancshares of Pennsylvania, Inc. Class A	603	15,660
S&T Bancorp, Inc.	780	24,235
S.Y. Bancorp, Inc.	416	11,715
Sandy Spring Bancorp, Inc.	390	14,231
SCBT Financial Corp.	207	8,056
Seacoast Banking Corp., Florida	741	22,801
Security Bank Corp., Georgia	743	16,643
Shore Bancshares, Inc.	418	11,867
Sierra Bancorp	405	12,701
Signature Bank, New York (a)	866	28,448
Simmons First National Corp. Class A	650	18,733
Sky Financial Group, Inc.	3,168	77,996
Slade's Ferry Bancorp	133	2,527
Smithtown Bancorp, Inc.	453	12,634
South Financial Group, Inc.	2,646	71,521
Southern Community Financial Corp.	1,400	13,636
Southside Bancshares, Inc.	478	11,950
Southwest Bancorp, Inc., Oklahoma	832	22,090
State Bancorp, Inc., New York	492	9,122
State National Bancshares, Inc.	347	13,186
Sterling Bancshares, Inc.	1,676	34,760
Sterling Financial Corp., Pennsylvania	1,021	22,860
Sterling Financial Corp., Washington	1,145	37,854
Suffolk Bancorp	338	11,776
Summit Bancshares, Inc.	431	12,223
Summit Financial Group, Inc.	340	6,392
Sun Bancorp, Inc., New Jersey	601	10,776
Superior Bancorp (a)	702	8,192
Susquehanna Bancshares, Inc., Pennsylvania	1,391	34,038
SVB Financial Group (a)	1,167	52,737
Taylor Capital Group, Inc.	243	7,147
Temecula Valley Bancorp, Inc. (a)	496	12,152
Texas Capital Bancshares, Inc. (a)	1,141	22,649
Texas Regional Bancshares, Inc. Class A	1,705	65,250
Texas United Bancshares, Inc.	377	12,505
TIB Financial Corp.	365	11,797
Trico Bancshares	858	21,133
Trustmark Corp.	1,521	48,018
UCBH Holdings, Inc.	2,764	50,139
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
UMB Financial Corp.	1,686	$ 58,791
Umpqua Holdings Corp.	1,473	40,316
Union Bankshares Corp.	505	21,372
United Bankshares, Inc., West Virginia	1,180	43,979
United Community Banks, Inc., Georgia	1,257	39,470
United Security Bancshares, Inc.	403	11,062
United Security Bancshares, California (d)	776	17,972
Univest Corp. of Pennsylvania	791	23,619
Vail Banks, Inc.	594	10,056
Vineyard National Bancorp	379	10,320
Virginia Commerce Bancorp, Inc. (a)	1,153	25,550
Virginia Financial Group, Inc.	403	17,555
Washington Trust Bancorp, Inc.	598	15,781
WesBanco, Inc.	585	17,743
West Bancorp., Inc. (d)	1,235	21,464
West Coast Bancorp, Oregon	689	21,042
Westamerica Bancorp.	1,115	53,330
Whitney Holding Corp.	2,037	71,641
Wilshire Bancorp, Inc.	888	17,254
Wintrust Financial Corp.	911	45,832
Yadkin Valley Financial Corp.	1,042	16,422
Yardville National Bancorp	611	22,075
Zions Bancorp	3,433	271,173
		6,516,570
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	207	6,129
Advanta Corp.:
Class A	405	12,454
Class B	621	21,027
Asta Funding, Inc.	440	14,542
CompuCredit Corp. (a)	1,758	51,246
Consumer Portfolio Services, Inc. (a)	873	5,177
Credit Acceptance Corp. (a)	1,100	31,284
Dollar Financial Corp. (a)	586	11,187
EZCORP, Inc. Class A (a)	350	13,745
First Cash Financial Services, Inc.	1,361	28,350
QC Holdings, Inc. (a)	716	9,322
United Panam Financial Corp. (a)	689	11,761
World Acceptance Corp. (a)	806	32,216
		248,440
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp. (a)	1,248	$ 18,458
Compass Diversified Trust	571	8,399
Elron Electronic Industries Ltd.	1,439	15,397
Encore Capital Group, Inc. (a)	1,224	14,247
First Albany Companies, Inc. (a)	923	3,258
Marlin Business Services Corp. (a)	520	11,622
Medallion Financial Corp.	950	11,106
PICO Holdings, Inc. (a)	367	12,438
Portfolio Recovery Associates, Inc. (a)	572	22,720
Resource America, Inc. Class A	594	12,236
The NASDAQ Stock Market, Inc. (a)	3,588	102,294
		232,175
Insurance - 1.7%
Affirmative Insurance Holdings, Inc.	494	7,296
Alfa Corp.	2,652	44,819
American National Insurance Co.	901	103,651
American Physicians Capital, Inc. (a)	494	24,369
Amerisafe, Inc.	616	6,622
Arch Capital Group Ltd.	2,346	139,822
Argonaut Group, Inc. (a)	1,180	36,285
Baldwin & Lyons, Inc. Class B	676	16,555
Brooke Corp.	711	8,539
Capital Title Group, Inc.	643	4,996
Cincinnati Financial Corp.	5,510	257,097
Direct General Corp.	586	7,806
Donegal Group, Inc. Class A	329	6,116
EMC Insurance Group	653	19,139
Enstar Group, Inc. (a)	168	15,943
Erie Indemnity Co. Class A	2,005	102,335
FPIC Insurance Group, Inc. (a)	250	10,310
Harleysville Group, Inc.	1,076	38,725
Infinity Property & Casualty Corp.	715	27,134
IPC Holdings Ltd.	2,102	58,751
James River Group, Inc.	535	15,082
Kansas City Life Insurance Co.	442	18,869
Max Re Capital Ltd.	1,546	35,883
Millea Holdings, Inc. sponsored ADR	663	60,830
National Interstate Corp.	627	17,412
National Western Life Insurance Co. Class A	104	23,951
Navigators Group, Inc. (a)	577	26,588
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Ohio Casualty Corp.	2,148	$ 55,741
Philadelphia Consolidated Holdings Corp. (a)	2,181	78,865
PMA Capital Corp. Class A	1,374	12,847
Presidential Life Corp.	1,248	29,415
ProCentury Corp.	640	9,421
Quanta Capital Holdings Ltd. (a)	1,880	3,628
RAM Holdings Ltd.	710	9,365
Republic Companies Group, Inc.	340	6,834
SAFECO Corp.	3,904	225,300
Safety Insurance Group, Inc.	470	24,167
SeaBright Insurance Holdings, Inc. (a)	638	8,077
Selective Insurance Group, Inc.	1,003	52,176
Specialty Underwriters' Alliance, Inc. (a)	1,216	9,679
State Auto Financial Corp.	1,391	43,594
The Midland Co.	715	29,601
Tower Group, Inc.	564	16,446
United America Indemnity Ltd. Class A (a)	737	15,831
United Fire & Casualty Co.	728	20,369
Universal American Financial Corp. (a)	2,128	32,622
USI Holdings Corp. (a)	1,677	22,421
		1,841,324
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	977	15,622
Fieldstone Investment Corp.	1,625	13,959
Gladstone Commercial Corp.	490	9,898
Investors Real Estate Trust	2,141	20,489
Monmouth Real Estate Investment Corp. Class A	1,858	15,068
Origen Financial, Inc.	1,818	10,926
Vestin Realty Mortgage II, Inc.	971	6,768
		92,730
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	1,031	23,610
Eurotrust A/S sponsored ADR (a)	1,074	13,071
Housevalues, Inc. (a)(d)	740	4,388
Move, Inc.	5,401	24,737
ZipRealty, Inc. (a)	1,074	6,562
		72,368
Thrifts & Mortgage Finance - 1.6%
Accredited Home Lenders Holding Co. (a)	780	24,905
Aether Holdings, Inc. (a)	2,455	14,632
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Anchor BanCorp Wisconsin, Inc.	806	$ 23,551
Atlantic Coast Federal Corp.	612	10,747
Bank Mutual Corp.	2,425	29,852
BankUnited Financial Corp. Class A	1,180	30,409
Beverly Hills Bancorp, Inc.	480	3,941
Brookline Bancorp, Inc., Delaware	1,781	23,776
Camco Financial Corp.	999	13,197
Capital Crossing Bank (a)	237	6,354
Capitol Federal Financial	2,181	74,023
CFS Bancorp, Inc.	769	11,535
Charter Financial Corp., Georgia	650	25,474
Citizens First Bancorp, Inc., Delaware	387	9,153
Citizens South Banking Corp., Delaware	413	5,712
City Bank Lynnwood, Washington	442	22,485
Clayton Holdings, Inc.	828	10,218
Clifton Savings Bancorp, Inc.	862	9,430
Coastal Financial Corp.	882	11,960
Commercial Capital Bancorp, Inc.	1,818	28,888
Cooperative Bankshares, Inc.	547	10,284
Corus Bankshares, Inc. (d)	1,613	35,180
Dime Community Bancshares, Inc.	1,327	18,963
ESB Financial Corp.	1,284	14,638
Fidelity Bankshares, Inc.	871	33,002
First Busey Corp.	741	15,969
First Defiance Financial Corp.	298	8,132
First Federal Bancshares of Arkansas, Inc.	367	8,261
First Financial Holdings, Inc.	429	14,818
First Niagara Financial Group, Inc.	3,559	53,243
First PacTrust Bancorp, Inc.	412	11,647
First Place Financial Corp.	767	18,048
Flushing Financial Corp.	796	13,954
FMS Financial Corp.	692	11,660
Franklin Bank Corp.	740	14,711
Harbor Florida Bancshares, Inc.	780	34,546
HMN Financial, Inc.	198	7,114
Home Federal Bancorp, Inc., Delaware	689	10,287
Horizon Financial Corp.	455	13,623
Hudson City Bancorp, Inc.	19,157	250,190
ITLA Capital Corp.	94	4,930
K-Fed Bancorp	750	11,678
Kearny Financial Corp.	2,440	36,527
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
KNBT Bancorp, Inc.	1,287	$ 20,849
LSB Corp.	684	11,867
MAF Bancorp., Inc.	1,271	52,454
MASSBANK Corp.	274	9,061
Matrix Bancorp, Inc. (a)	229	5,141
MutualFirst Financial, Inc.	310	6,417
NASB Financial, Inc.	442	15,417
NetBank, Inc.	1,800	11,052
NewMil Bancorp, Inc.	235	9,447
North Central Bancshares, Inc.	244	9,638
Northwest Bancorp, Inc.	1,404	37,346
OceanFirst Financial Corp.	904	19,761
Pamrapo Bancorp, Inc.	595	11,829
Parkvale Financial Corp.	256	7,905
Partners Trust Financial Group, Inc.	1,637	17,942
Pennfed Financial Services, Inc.	480	8,501
People's Bank, Connecticut	4,764	172,219
Provident Financial Holdings, Inc.	207	6,340
Provident New York Bancorp	1,388	19,363
Pulaski Financial Corp.	725	11,963
PVF Capital Corp.	269	2,690
Riverview Bancorp, Inc.	436	5,712
Rockville Financial, Inc.	554	8,116
Roma Financial Corp. (a)	645	9,772
Severn Bancorp, Inc.	614	11,715
Synergy Financial Group, Inc., New Jersey	834	13,352
TierOne Corp.	689	23,502
Timberland Bancorp, Inc.	338	13,192
Triad Guaranty, Inc. (a)	481	24,180
Trustco Bank Corp., New York	2,583	28,413
United Community Financial Corp., Ohio	1,186	15,074
Washington Federal, Inc.	2,841	63,127
Wauwatosa Holdings, Inc.	1,028	18,144
Willow Grove Bancorp, Inc.	1,005	16,502
WSFS Financial Corp.	243	15,370
		1,775,020
TOTAL FINANCIALS		13,364,334
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.2%
Biotechnology - 7.1%
Aastrom Biosciences, Inc. (a)	4,239	$ 5,172
Acadia Pharmaceuticals, Inc. (a)	844	7,309
Accentia Biopharmaceutical, Inc. (d)	813	2,463
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,654	14,407
Alexion Pharmaceuticals, Inc. (a)	946	35,522
Alkermes, Inc. (a)	3,346	54,707
Allos Therapeutics, Inc. (a)(d)	3,827	14,887
Alnylam Pharmaceuticals, Inc. (a)	1,133	14,752
Altus Pharmaceuticals, Inc.	694	10,077
Amgen, Inc. (a)	39,084	2,654,976
Amylin Pharmaceuticals, Inc. (a)	4,080	184,946
Anadys Pharmaceuticals, Inc. (a)	1,272	4,745
Angiotech Pharmaceuticals, Inc. (a)	2,974	35,569
Antigenics, Inc. (a)	1,746	3,370
Arena Pharmaceuticals, Inc. (a)	1,664	20,417
ARIAD Pharmaceuticals, Inc. (a)	1,603	7,614
ArQule, Inc. (a)	1,601	8,133
Array Biopharma, Inc. (a)	2,451	20,784
Avant Immunotherapeutics, Inc. (a)	6,196	9,108
AVI BioPharma, Inc. (a)(d)	1,675	6,918
Axonyx, Inc. (a)	1,649	1,731
BioCryst Pharmaceuticals, Inc. (a)	1,355	13,848
Bioenvision, Inc. (a)	1,227	7,423
Biogen Idec, Inc. (a)	11,432	504,608
BioMarin Pharmaceutical, Inc. (a)	3,216	53,514
Biopure Corp. Class A (a)	316	291
Celgene Corp. (a)	11,415	464,476
Cell Genesys, Inc. (a)(d)	1,673	8,348
Cell Therapeutics, Inc. (a)(d)	2,310	3,511
Cephalon, Inc. (a)	2,031	115,808
Cepheid, Inc. (a)	2,088	17,017
Coley Pharmaceutical Group, Inc. (d)	1,014	10,515
Combinatorx, Inc.	686	5,179
Cotherix, Inc. (a)	1,196	8,169
Critical Therapeutics, Inc. (a)(d)	1,545	5,531
Crucell NV sponsored ADR (a)	405	8,606
Cubist Pharmaceuticals, Inc. (a)	1,802	42,275
CuraGen Corp. (a)	2,588	7,816
Curis, Inc. (a)	2,222	2,800
CV Therapeutics, Inc. (a)	1,737	19,541
Cytogen Corp. (a)	836	1,990
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cytokinetics, Inc. (a)	878	$ 5,988
deCODE genetics, Inc. (a)	2,460	13,874
Dendreon Corp. (a)(d)	1,962	9,476
Digene Corp. (a)	729	30,363
Dyax Corp. (a)	1,304	4,655
Dynavax Technologies Corp. (a)	794	3,144
Encysive Pharmaceuticals, Inc. (a)(d)	2,103	9,274
EntreMed, Inc. (a)	4,342	7,772
Enzon Pharmaceuticals, Inc. (a)	1,649	13,489
Exact Sciences Corp. (a)	831	1,587
Favrille, Inc. (a)	189	786
Genaera Corp. (a)	2,482	1,117
Genelabs Technologies, Inc. (a)	1,547	1,887
Genitope Corp. (a)(d)	771	2,244
Genomic Health, Inc.	688	9,742
Genta, Inc. (a)	2,791	4,270
Genzyme Corp. (a)	8,553	566,465
Geron Corp. (a)	2,982	20,934
Gilead Sciences, Inc. (a)	15,260	967,484
GTx, Inc. (a)	1,284	12,185
Hana Biosciences, Inc. (a)	1,079	7,985
Human Genome Sciences, Inc. (a)	4,752	53,365
Icagen, Inc. (a)	241	229
ICOS Corp. (a)	2,246	55,207
Idenix Pharmaceuticals, Inc. (a)(d)	1,898	19,189
ImClone Systems, Inc. (a)	2,740	81,926
ImmunoGen, Inc. (a)	2,144	7,868
Immunomedics, Inc. (a)(d)	2,183	4,912
Incyte Corp. (a)	2,999	15,325
Indevus Pharmaceuticals, Inc. (a)	2,143	13,544
Inhibitex, Inc. (a)	1,187	1,887
InterMune, Inc. (a)	1,261	21,740
Introgen Therapeutics, Inc. (a)(d)	1,377	5,453
Isis Pharmaceuticals, Inc. (a)	2,577	19,688
Keryx Biopharmaceuticals, Inc. (a)	1,778	24,412
Kosan Biosciences, Inc. (a)	1,518	5,146
La Jolla Pharmaceutical Co. (a)(d)	381	1,433
Lexicon Genetics, Inc. (a)	2,882	12,047
Ligand Pharmaceuticals, Inc. Class B (a)	2,081	21,101
MannKind Corp. (a)(d)	1,937	35,680
Marshall Edwards, Inc. (a)(d)	1,953	5,703
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Martek Biosciences (a)(d)	1,013	$ 30,461
Maxygen, Inc. (a)	1,481	12,233
Medarex, Inc. (a)	4,324	46,440
MedImmune, Inc. (a)	8,561	236,626
Memory Pharmaceuticals Corp. (a)	2,789	2,817
Metabasis Therapeutics, Inc. (a)	1,339	7,887
Millennium Pharmaceuticals, Inc. (a)	10,494	113,965
Momenta Pharmaceuticals, Inc. (a)	962	15,267
Monogram Biosciences, Inc. (a)	5,557	10,003
Myogen, Inc. (a)	1,275	44,370
Myriad Genetics, Inc. (a)	1,232	31,157
Nabi Biopharmaceuticals (a)	1,937	11,486
Neopharm, Inc. (a)	960	4,771
Neose Technologies, Inc. (a)	1,162	3,242
Neurochem, Inc. (a)(d)	1,185	21,035
Neurocrine Biosciences, Inc. (a)	1,233	14,290
Neurogen Corp. (a)	1,615	9,092
Northfield Laboratories, Inc. (a)(d)	1,206	13,073
Novacea, Inc.	286	1,856
Novavax, Inc. (a)(d)	1,525	6,451
NPS Pharmaceuticals, Inc. (a)	1,369	6,106
Nuvelo, Inc. (a)	1,974	40,882
Omrix Biopharmaceuticals, Inc.	837	14,388
ONYX Pharmaceuticals, Inc. (a)(d)	1,262	19,069
Orchid Cellmark, Inc. (a)	649	1,700
Orthologic Corp. (a)	2,274	3,229
Oscient Pharmaceuticals Corp. (a)	2,426	3,033
OSI Pharmaceuticals, Inc. (a)	1,882	70,142
Panacos Pharmaceuticals, Inc. (a)	1,720	9,718
PDL BioPharma, Inc. (a)	3,478	68,517
Peregrine Pharmaceuticals, Inc. (a)	5,995	8,273
Pharmacopeia Drug Discovery, Inc. (a)	545	2,300
Pharmacyclics, Inc. (a)	1,012	4,453
Pharmion Corp. (a)	960	17,837
PRAECIS Pharmaceuticals, Inc. (a)	488	1,030
Progenics Pharmaceuticals, Inc. (a)	611	13,833
QLT, Inc. (a)	3,009	23,199
Regeneron Pharmaceuticals, Inc. (a)	1,849	29,362
Renovis, Inc. (a)	697	10,274
Rigel Pharmaceuticals, Inc. (a)	832	8,253
Sangamo Biosciences, Inc. (a)	1,566	8,660
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Savient Pharmaceuticals, Inc. (a)	2,881	$ 18,669
SciClone Pharmaceuticals, Inc. (a)	1,668	4,153
Seattle Genetics, Inc. (a)	1,655	7,646
Senomyx, Inc. (a)	1,328	20,584
Sirna Therapeutics, Inc. (a)(d)	1,651	9,328
Solexa, Inc. (a)	1,208	10,510
Sonus Pharmaceuticals, Inc. (a)	1,199	5,539
StemCells, Inc. (a)	2,842	6,593
Sunesis Pharmaceuticals, Inc.	1,636	8,687
Tanox, Inc. (a)	1,686	25,307
Telik, Inc. (a)(d)	2,093	37,318
Threshold Pharmaceuticals, Inc. (a)	1,770	3,664
Trimeris, Inc. (a)	768	7,165
United Therapeutics Corp. (a)	767	41,871
Vanda Pharmaceuticals, Inc.	248	2,339
Vasogen, Inc. (a)	2,505	1,678
Vertex Pharmaceuticals, Inc. (a)	3,544	122,091
ViaCell, Inc. (a)	1,313	5,344
Vical, Inc. (a)	1,790	10,131
Vion Pharmaceuticals, Inc. (a)	3,308	4,036
XOMA Ltd. (a)	2,830	4,811
Zymogenetics, Inc. (a)	2,403	46,474
		7,924,167
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	977	23,468
Abiomed, Inc. (a)	1,703	25,409
Adeza Biomedical Corp. (a)	658	11,166
Aksys Ltd. (d)	1,358	1,209
Align Technology, Inc. (a)	2,294	14,338
Alphatec Holdings, Inc.	684	3,844
American Medical Systems Holdings, Inc. (a)	2,455	43,110
Analogic Corp.	442	25,119
Angiodynamics, Inc. (a)	366	6,632
Anika Therapeutics, Inc. (a)	1,068	14,493
Arrow International, Inc.	1,521	49,144
ArthroCare Corp. (a)	858	39,133
Aspect Medical Systems, Inc. (a)	1,027	19,842
BioLase Technology, Inc. (a)	909	5,945
Biomet, Inc.	8,243	269,629
Biosite, Inc. (a)	637	28,028
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Candela Corp. (a)	562	$ 5,862
Cardiac Science Corp. (a)	341	2,588
Cardiodynamics International Corp. (a)	2,508	1,780
Cerus Corp. (a)	629	4,076
Conceptus, Inc. (a)	951	16,405
CONMED Corp. (a)	1,102	22,580
Conor Medsystems, Inc. (a)	1,062	28,674
Cutera, Inc. (a)	365	8,475
Cyberonics, Inc. (a)	819	13,333
Cytyc Corp. (a)	3,898	93,123
Dade Behring Holdings, Inc.	3,139	127,098
Datascope Corp.	559	18,408
DENTSPLY International, Inc.	5,167	168,341
DexCom, Inc. (a)	831	10,670
Encore Medical Corp. (a)	1,667	10,652
Endologix, Inc. (a)	2,027	7,865
EPIX Pharmaceuticals, Inc. (a)	563	3,643
ev3, Inc. (a)	2,363	35,941
Exactech, Inc. (a)	641	8,077
Foxhollow Technologies, Inc. (a)(d)	739	23,153
Gen-Probe, Inc. (a)	1,676	81,470
Given Imaging Ltd. (a)	1,128	21,737
HealthTronics, Inc. (a)	978	6,435
Hologic, Inc. (a)	1,749	75,522
I-Flow Corp. (a)	1,288	15,533
ICU Medical, Inc. (a)	572	25,174
IDEXX Laboratories, Inc. (a)	1,167	107,376
Immucor, Inc. (a)	2,167	45,009
Integra LifeSciences Holdings Corp. (a)	946	36,383
Intermagnetics General Corp. (a)	1,404	38,231
IntraLase Corp. (a)	833	15,669
Intuitive Surgical, Inc. (a)	1,165	109,976
IRIS International, Inc. (a)	595	5,837
Kensey Nash Corp. (a)	507	13,730
Kyphon, Inc. (a)	1,417	51,310
LifeCell Corp. (a)	949	28,641
Lifecore Biomedical, Inc. (a)	821	12,545
Medical Action Industries, Inc. (a)	399	9,752
Meridian Bioscience, Inc.	1,209	28,847
Merit Medical Systems, Inc. (a)	860	12,057
Micrus Endovascular Corp. (a)	486	6,746
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Natus Medical, Inc. (a)	613	$ 8,018
Neogen Corp. (a)	783	14,854
NeuroMetrix, Inc. (a)	507	13,745
NMT Medical, Inc. (a)	265	3,747
Northstar Neuroscience, Inc.	729	8,566
NUCRYST Pharmaceuticals Corp.	809	10,027
Nutraceutical International Corp. (a)	1,067	14,959
NuVasive, Inc. (a)	899	18,483
NxStage Medical, Inc.	590	5,741
OccuLogix, Inc. (a)	1,351	2,729
OraSure Technologies, Inc. (a)	1,546	10,606
Orthofix International NV (a)	494	19,409
Orthovita, Inc. (a)	2,713	9,360
Palomar Medical Technologies, Inc. (a)	685	27,195
PolyMedica Corp.	806	32,716
Possis Medical, Inc. (a)	783	7,423
Quidel Corp. (a)	1,715	19,620
Regeneration Technologies, Inc. (a)	1,071	5,762
Respironics, Inc. (a)	2,272	83,860
Shamir Optical Industry Ltd. (a)	511	4,139
Sirona Dental Systems, Inc.	1,764	53,661
Somanetics Corp. (a)	444	7,486
SonoSite, Inc. (a)	637	20,212
Staar Surgical Co.	902	6,179
Stereotaxis, Inc. (a)	1,483	16,506
SurModics, Inc. (a)	598	20,918
Syneron Medical Ltd. (a)	740	17,538
Synovis Life Technologies, Inc. (a)	413	3,312
The Spectranetics Corp. (a)	945	10,301
Thermogenesis Corp. (a)	2,883	12,109
Thoratec Corp. (a)	2,038	29,877
TriPath Imaging, Inc. (a)	1,520	13,330
Urologix, Inc. (a)	675	2,032
Utah Medical Products, Inc.	206	6,277
Vascular Solutions, Inc. (a)	1,029	8,386
Vital Signs, Inc.	533	28,915
Volcano Corp.	1,048	12,576
Wright Medical Group, Inc. (a)	1,232	28,176
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	442	$ 16,053
Zoll Medical Corp. (a)	364	13,799
		2,587,835
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	196	4,567
Allied Healthcare International, Inc. (a)	2,855	5,225
Allion Healthcare, Inc.	426	1,853
Amedisys, Inc. (a)	580	23,473
America Service Group, Inc. (a)	406	5,246
AmSurg Corp. (a)	1,144	27,536
Andrx Corp. (a)	2,703	64,440
Bio-Reference Laboratories, Inc. (a)	222	5,011
BioScrip, Inc. (a)	1,387	5,035
Corvel Corp. (a)	390	12,090
Cross Country Healthcare, Inc. (a)	1,348	22,134
Dialysis Corp. of America (a)	476	6,164
Express Scripts, Inc. (a)	4,590	385,927
Genesis HealthCare Corp. (a)	715	32,561
Gentiva Health Services, Inc. (a)	1,377	24,882
HealthExtras, Inc. (a)	1,491	45,818
Healthways, Inc. (a)	1,126	58,124
Henry Schein, Inc. (a)	2,777	138,489
Horizon Health Corp. (a)	379	5,189
Hythiam, Inc. (a)(d)	1,722	9,660
InVentiv Health, Inc. (a)	940	29,262
LCA-Vision, Inc.	769	33,859
LHC Group, Inc. (a)	232	5,568
LifePoint Hospitals, Inc. (a)	1,869	63,639
Lincare Holdings, Inc. (a)	3,360	124,421
Magellan Health Services, Inc. (a)	1,134	54,511
Matria Healthcare, Inc. (a)	585	15,795
Medcath Corp. (a)	450	12,690
MWI Veterinary Supply, Inc.	433	15,029
National Medical Health Card Systems, Inc. (a)	412	6,299
Nighthawk Radiology Holdings, Inc.	1,042	18,068
Odyssey Healthcare, Inc. (a)	1,274	20,435
Option Care, Inc.	1,573	20,795
Patterson Companies, Inc. (a)	4,563	140,632
PDI, Inc. (a)	549	7,241
Providence Service Corp. (a)	702	16,722
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
PSS World Medical, Inc. (a)	2,696	$ 52,302
Psychiatric Solutions, Inc. (a)	1,530	48,975
QMed, Inc. (a)	675	3,132
Radiation Therapy Services, Inc. (a)	554	16,022
ResCare, Inc. (a)	1,180	23,659
Rotech Healthcare, Inc. (a)	707	1,011
Rural/Metro Corp. (a)	955	7,153
Sun Healthcare Group, Inc. (a)	1,247	13,181
Symbion, Inc. (a)	597	13,803
TLC Vision Corp. (a)	2,509	13,674
U.S. Physical Therapy, Inc. (a)	599	8,763
United Surgical Partners International, Inc. (a)	1,533	43,261
VCA Antech, Inc. (a)	2,881	102,045
Visicu, Inc.	1,001	12,142
VistaCare, Inc. Class A (a)	641	8,461
		1,835,974
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	2,012	40,964
AMICAS, Inc. (a)	2,274	7,368
Cerner Corp. (a)	2,568	118,282
Computer Programs & Systems, Inc.	533	18,133
Dendrite International, Inc. (a)	1,479	14,820
Eclipsys Corp. (a)	1,803	30,831
Emageon, Inc. (a)	653	10,063
Emdeon Corp. (a)	8,732	103,474
Merge Technologies, Inc. (a)	621	4,602
Omnicell, Inc. (a)	986	17,669
Per-Se Technologies, Inc. (a)	1,222	27,849
Phase Forward, Inc. (a)	1,206	14,219
TriZetto Group, Inc. (a)	2,064	28,318
Vital Images, Inc. (a)	451	13,241
WebMD Health Corp. Class A (d)	303	11,199
		461,032
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	1,072	5,896
Advanced Magnetics, Inc. (a)	390	14,294
Affymetrix, Inc. (a)	2,044	43,558
Albany Molecular Research, Inc. (a)	1,209	11,848
BioVeris Corp. (a)	852	7,012
Bruker BioSciences Corp. (a)	3,879	27,386
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Caliper Life Sciences, Inc. (a)	1,535	$ 8,013
Ciphergen Biosystems, Inc. (a)	1,188	1,806
Dionex Corp. (a)	754	38,017
Discovery Partners International, Inc. (a)	1,854	6,767
Diversa Corp. (a)	1,966	18,087
Draxis Health, Inc. (a)	1,160	5,101
eResearchTechnology, Inc. (a)	1,819	15,843
Exelixis, Inc. (a)	2,996	29,151
Gene Logic, Inc. (a)	1,910	3,323
Harvard Bioscience, Inc. (a)	1,746	7,578
ICON PLC sponsored ADR (a)	455	31,324
Illumina, Inc. (a)	1,414	47,624
Invitrogen Corp. (a)	1,715	104,358
Kendle International, Inc. (a)	489	12,919
Luminex Corp. (a)	1,611	30,625
Molecular Devices Corp. (a)	663	15,919
Nanogen, Inc. (a)	1,274	2,752
Nektar Therapeutics (a)(d)	3,233	56,642
PAREXEL International Corp. (a)	1,063	35,185
Pharmaceutical Product Development, Inc.	3,700	141,044
PharmaNet Development Group, Inc. (a)	520	10,176
PRA International (a)	730	18,965
QIAGEN NV (a)	4,808	69,524
Sequenom, Inc. (a)	1,106	2,378
Stratagene Corp.	761	3,653
Techne Corp. (a)	1,430	72,787
Third Wave Technologies, Inc. (a)	2,791	11,443
Varian, Inc. (a)	1,154	53,869
Ventana Medical Systems, Inc. (a)	1,222	56,994
		1,021,861
Pharmaceuticals - 1.9%
Abraxis BioScience, Inc. (a)	5,300	131,864
Acusphere, Inc.	1,871	6,343
Adams Respiratory Therapeutics, Inc. (a)	975	39,780
Adolor Corp. (a)	1,468	36,627
Advancis Pharmaceutical Corp. (a)	381	1,574
Alexza Pharmaceuticals, Inc.	485	3,395
Amarin Corp. PLC sponsored ADR (a)	2,179	5,883
Anesiva, Inc. (a)	1,073	7,372
Aspreva Pharmaceuticals Corp. (a)	1,156	28,842
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Atherogenics, Inc. (a)(d)	1,483	$ 20,762
Auxilium Pharmaceuticals, Inc. (a)	1,172	10,161
AVANIR Pharmaceuticals Class A (a)(d)	1,389	9,820
Axcan Pharma, Inc. (a)	1,716	23,955
Barrier Therapeutics, Inc. (a)	747	4,407
Cardiome Pharma Corp. (a)	1,504	20,819
CNS., Inc.	350	9,870
Collagenex Pharmaceuticals, Inc. (a)	499	6,103
Columbia Laboratories, Inc. (a)	1,351	4,175
Connetics Corp. (a)	1,207	13,084
Cypress Bioscience, Inc. (a)	1,344	9,677
DepoMed, Inc. (a)	2,673	12,911
Discovery Laboratories, Inc. (a)	1,681	2,858
Durect Corp. (a)	2,082	7,578
Emisphere Technologies, Inc. (a)(d)	1,251	10,346
Endo Pharmaceuticals Holdings, Inc. (a)	4,640	153,259
Epicept Corp. (a)	296	879
Flamel Technologies SA sponsored ADR (a)	691	12,500
Hi-Tech Pharmacal Co., Inc. (a)	360	6,160
Hollis-Eden Pharmaceuticals, Inc. (a)	690	4,361
Inspire Pharmaceuticals, Inc. (a)	1,253	6,453
Ista Pharmaceuticals, Inc. (a)	1,003	5,757
Kos Pharmaceuticals, Inc. (a)	1,550	75,795
Labopharm, Inc. (a)	1,672	12,208
Medicines Co. (a)	1,702	38,397
MGI Pharma, Inc. (a)	3,055	46,222
Nastech Pharmaceutical Co., Inc. (a)	871	13,222
New River Pharmaceuticals, Inc. (a)(d)	1,275	33,252
NitroMed, Inc. (a)	1,077	3,145
Noven Pharmaceuticals, Inc. (a)	1,001	24,985
Novogen Ltd. sponsored ADR (a)	289	2,916
Pain Therapeutics, Inc. (a)	1,908	15,455
Penwest Pharmaceuticals Co. (a)	728	13,031
Perrigo Co.	2,592	41,835
Pharmos Corp. (a)	1,245	1,980
Pozen, Inc. (a)	1,058	13,130
Replidyne, Inc. (a)	165	1,658
Salix Pharmaceuticals Ltd. (a)	1,767	23,695
Santarus, Inc. (a)(d)	1,232	9,881
Sciele Pharma, Inc. (a)	1,400	24,500
Sepracor, Inc. (a)	3,583	168,437
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	1,719	$ 88,099
Somaxon Pharmaceuticals, Inc.	653	9,109
SuperGen, Inc. (a)	1,668	8,123
Taro Pharmaceutical Industries Ltd. (a)(d)	960	12,557
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,575	715,187
ViroPharma, Inc. (a)	2,026	25,345
Vivus, Inc. (a)	2,778	10,362
Westaim Corp. (a)	3,849	13,407
Xenoport, Inc. (a)	529	11,606
Zila, Inc. (a)(d)	3,128	9,165
		2,084,279
TOTAL HEALTH CARE		15,915,148
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	585	8,600
Argon ST, Inc. (a)	960	24,691
BE Aerospace, Inc. (a)	2,362	56,357
Ceradyne, Inc. (a)	909	40,060
Elbit Systems Ltd.	1,495	43,564
Essex Corp. (a)	713	10,609
Herley Industries, Inc. (a)	679	9,044
Innovative Solutions & Support, Inc. (a)	744	10,907
Ionatron, Inc. (a)(d)	3,621	22,197
Ladish Co., Inc. (a)	406	14,198
LMI Aerospace, Inc. (a)	418	7,616
MTC Technologies, Inc. (a)	572	12,012
Sypris Solutions, Inc.	848	7,403
Taser International, Inc. (a)(d)	2,348	18,244
		285,502
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	1,879	10,428
Atlas Air Worldwide Holdings, Inc. (a)	650	28,555
C.H. Robinson Worldwide, Inc.	5,455	249,948
Dynamex, Inc. (a)	483	10,312
EGL, Inc. (a)	1,413	43,195
Expeditors International of Washington, Inc.	7,050	281,084
Forward Air Corp.	1,108	35,611
Hub Group, Inc. Class A	1,463	34,088
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Pacer International, Inc.	1,352	$ 37,221
Park-Ohio Holdings Corp. (a)	632	8,627
UTI Worldwide, Inc.	3,216	74,129
		813,198
Airlines - 0.3%
Frontier Airlines Holdings, Inc. (a)(d)	1,200	8,328
JetBlue Airways Corp. (a)(d)	5,022	51,425
MAIR Holdings, Inc. (a)	494	2,505
Mesa Air Group, Inc. (a)	1,426	11,265
Pinnacle Airlines Corp. (a)	1,128	8,404
Republic Airways Holdings, Inc. (a)	1,169	18,634
Ryanair Holdings PLC sponsored ADR (a)	2,117	116,160
SkyWest, Inc.	2,122	51,289
UAL Corp. (a)	3,441	86,025
		354,035
Building Products - 0.1%
Aaon, Inc.	679	16,506
American Woodmark Corp.	558	17,594
Apogee Enterprises, Inc.	1,352	20,294
Builders FirstSource, Inc.	975	14,820
Insteel Industries, Inc.	386	8,044
PGT, Inc. (a)	165	2,434
PW Eagle, Inc.	177	6,172
Quixote Corp.	429	7,259
Universal Forest Products, Inc.	637	31,060
		124,183
Commercial Services & Supplies - 1.6%
51job, Inc. sponsored ADR (a)	327	4,810
Advisory Board Co. (a)	710	36,082
American Ecology Corp.	717	13,931
Arrowhead Research Corp. (a)	1,802	8,956
Barrett Business Services, Inc. (a)	354	7,183
Casella Waste Systems, Inc. Class A (a)	1,030	12,123
Cintas Corp.	5,571	206,294
Clean Harbors, Inc.	687	28,710
Coinstar, Inc. (a)	949	24,911
Comsys IT Partners, Inc. (a)	531	9,797
Copart, Inc. (a)	3,412	95,775
Corporate Executive Board Co.	1,312	114,984
CoStar Group, Inc. (a)	663	26,706
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CRA International, Inc. (a)	416	$ 18,716
Diamond Management & Technology Consultants, Inc. (a)	1,571	14,626
Exponent, Inc. (a)	518	7,956
First Advantage Corp. Class A (a)	441	8,811
First Consulting Group, Inc. (a)	1,275	11,450
FirstService Corp. (sub. vtg.) (a)	1,203	29,060
Fuel-Tech, Inc. NV (a)	463	7,440
G&K Services, Inc. Class A	806	26,743
Healthcare Services Group, Inc.	834	18,923
Heidrick & Struggles International, Inc. (a)	832	29,586
Herman Miller, Inc.	2,388	67,437
Hudson Highland Group, Inc. (a)	854	8,557
Huron Consulting Group, Inc. (a)	624	23,562
ICT Group, Inc. (a)	720	20,844
Innerworkings, Inc. (a)	1,409	16,344
Integrated Alarm Services Group, Inc. (a)(d)	1,317	5,070
Intersections, Inc. (a)	581	5,490
Kelly Services, Inc. Class A (non-vtg.)	1,326	36,213
Kenexa Corp. (a)	832	21,266
Kforce, Inc. (a)	1,494	18,391
Layne Christensen Co. (a)	442	13,401
Learning Tree International, Inc. (a)	861	6,475
LECG Corp. (a)	624	10,577
McGrath RentCorp.	1,092	24,898
Mobile Mini, Inc. (a)	1,300	34,996
Monster Worldwide, Inc. (a)	4,051	165,038
NCO Group, Inc. (a)	972	25,466
On Assignment, Inc. (a)	1,456	13,876
PeopleSupport, Inc. (a)	923	15,682
Resources Connection, Inc. (a)	1,771	43,212
School Specialty, Inc. (a)	650	23,225
Stericycle, Inc. (a)	1,303	86,897
Synagro Technologies, Inc.	2,549	10,171
Taleo Corp. Class A	629	6,611
Teletech Holdings, Inc. (a)	2,905	43,866
Tetra Tech, Inc. (a)	1,893	31,424
TRM Corp. (a)	868	2,517
United Stationers, Inc. (a)	1,063	48,717
Waste Industries USA, Inc.	613	14,522
Waste Services, Inc. (a)	698	6,757
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
WCA Waste Corp. (a)	779	$ 4,674
West Corp. (a)	2,426	116,885
		1,736,634
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	2,212	96,156
Insituform Technologies, Inc. Class A (a)	972	22,307
Integrated Electrical Services, Inc. (a)	629	10,303
KHD Humboldt Wedag International Ltd. (a)	780	24,874
Sterling Construction Co., Inc. (a)	225	4,444
Washington Group International, Inc.	914	54,118
		212,202
Electrical Equipment - 0.5%
Active Power, Inc. (a)	1,365	4,163
American Power Conversion Corp.	6,797	119,423
American Superconductor Corp. (a)	979	9,761
Capstone Turbine Corp. (a)	3,761	7,184
China BAK Battery, Inc. (a)	1,563	10,003
Deswell Industries, Inc.	744	7,648
Distributed Energy Systems Corp. (a)(d)	1,037	4,853
Encore Wire Corp. (a)	891	33,466
Energy Conversion Devices, Inc. (a)	1,121	39,291
Evergreen Solar, Inc. (a)(d)	2,115	21,531
Franklin Electric Co., Inc.	650	31,337
FuelCell Energy, Inc. (d)	1,777	17,308
Genlyte Group, Inc. (a)	858	56,225
Hydrogenics Corp. (a)	2,549	4,537
II-VI, Inc. (a)	1,222	25,748
LSI Industries, Inc.	1,249	22,894
Medis Technologies Ltd. (a)(d)	1,105	22,133
Microvision, Inc. (a)	2,039	2,651
Plug Power, Inc. (a)(d)	2,689	12,746
Powell Industries, Inc. (a)	663	14,593
Power-One, Inc. (a)	3,208	21,782
Preformed Line Products Co.	166	6,200
Superior Essex, Inc. (a)	587	20,962
Ultralife Batteries, Inc. (a)	780	7,667
Valence Technology, Inc. (a)(d)	3,362	6,119
Vicor Corp.	1,374	17,257
Woodward Governor Co.	1,248	42,020
		589,502
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	858	$ 23,964
Machinery - 1.0%
3D Systems Corp. (a)	585	9,430
A.S.V., Inc. (a)(d)	1,196	18,383
American Railcar Industries, Inc.	650	19,689
American Science & Engineering, Inc. (a)	362	16,638
Astec Industries, Inc. (a)	652	15,381
Basin Water, Inc.	537	4,280
Bucyrus International, Inc. Class A	1,035	53,437
Chart Industries, Inc.	775	10,075
Columbus McKinnon Corp. (NY Shares) (a)	530	9,800
Commercial Vehicle Group, Inc. (a)	573	11,242
Dynamic Materials Corp.	386	14,116
Flanders Corp. (a)	1,116	11,216
Flow International Corp. (a)	1,846	24,293
FreightCar America, Inc.	413	24,037
Gehl Co. (a)	334	8,717
Joy Global, Inc.	3,949	171,939
L.B. Foster Co. Class A (a)	509	11,376
Lincoln Electric Holdings, Inc.	1,326	72,970
Middleby Corp. (a)	287	22,541
Nordson Corp.	1,232	49,329
PACCAR, Inc.	8,531	466,390
Portec Rail Products, Inc.	749	7,505
RBC Bearings, Inc.	298	6,338
Sun Hydraulics Corp.	282	5,561
Tecumseh Products Co.:
Class A (non-vtg.) (a)	455	6,757
Class B (a)	477	6,654
TurboChef Technologies, Inc. (d)	809	8,163
Volvo AB sponsored ADR	381	21,713
		1,107,970
Marine - 0.2%
Alexander & Baldwin, Inc.	1,613	70,746
American Commercial Lines, Inc.	1,021	53,603
Aries Maritime Transport Ltd.	872	9,557
DryShips, Inc. (d)	978	13,858
Eagle Bulk Shipping, Inc. (d)	740	11,692
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Genco Shipping & Trading Ltd.	674	$ 14,781
Stolt-Nielsen SA Class B sponsored ADR	906	22,115
		196,352
Road & Rail - 0.6%
AMERCO (a)	701	49,680
Arkansas Best Corp.	884	39,029
Celadon Group, Inc. (a)	601	11,137
Covenant Transport, Inc. Class A (a)	744	9,791
Frozen Food Express Industries, Inc. (a)	1,483	11,108
Heartland Express, Inc.	3,329	53,530
J.B. Hunt Transport Services, Inc.	5,260	103,359
Landstar System, Inc.	1,927	82,283
Marten Transport Ltd. (a)	1,053	17,543
Old Dominion Freight Lines, Inc. (a)	1,170	37,346
P.A.M. Transportation Services, Inc. (a)	562	13,999
Patriot Transportation Holding, Inc. (a)	207	13,896
Quality Distribution, Inc. (a)	600	8,694
Saia, Inc.	796	24,477
Swift Transportation Co., Inc. (a)	2,524	58,532
U.S. Xpress Enterprises, Inc. Class A (a)	600	12,498
Universal Truckload Services, Inc. (a)	484	13,358
USA Truck, Inc. (a)	374	6,235
Vitran Corp., Inc. (a)	341	6,281
Werner Enterprises, Inc.	3,080	57,072
YRC Worldwide, Inc. (a)	1,973	72,567
		702,415
Trading Companies & Distributors - 0.4%
Aceto Corp.	852	6,007
Beacon Roofing Supply, Inc. (a)	1,326	24,372
Electro Rent Corp. (a)	1,417	22,828
Fastenal Co.	5,169	189,599
H&E Equipment Services, Inc.	1,119	29,172
Houston Wire & Cable Co.	686	14,262
Kaman Corp.	1,322	23,677
Lawson Products, Inc.	520	20,072
NuCo2, Inc. (a)	544	14,824
Rush Enterprises, Inc. Class A (a)	520	9,100
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
UAP Holding Corp.	1,712	$ 35,661
Williams Scotsman International, Inc.	1,300	27,287
		416,861
TOTAL INDUSTRIALS		6,562,818
INFORMATION TECHNOLOGY - 48.8%
Communications Equipment - 8.5%
3Com Corp. (a)	13,162	58,308
ADC Telecommunications, Inc. (a)	4,255	58,081
Adtran, Inc.	2,637	65,582
Airspan Networks, Inc. (a)	1,326	3,620
Alvarion Ltd. (a)	2,304	16,220
Anaren, Inc. (a)	1,029	23,214
Andrew Corp. (a)	5,419	50,126
Arris Group, Inc. (a)	3,178	36,420
AudioCodes Ltd. (a)	1,700	16,898
Avanex Corp. (a)	5,062	8,909
Avici Systems, Inc. (a)(d)	1,049	9,095
Avocent Corp. (a)	1,753	52,993
Bel Fuse, Inc. Class B (non-vtg.)	324	11,978
Black Box Corp.	676	26,053
Blue Coat Systems, Inc. (a)	347	5,902
Bookham, Inc. (a)(d)	1,278	4,064
C-COR, Inc. (a)	1,870	14,867
Carrier Access Corp. (a)	1,107	9,985
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	401	3,208
CIENA Corp. (a)	20,285	80,126
Cisco Systems, Inc. (a)	203,059	4,465,267
Comtech Group, Inc. (a)	714	7,961
Comtech Telecommunications Corp. (a)	901	29,490
Comverse Technology, Inc. (a)	6,862	143,416
Digi International, Inc. (a)	499	6,617
Ditech Networks, Inc. (a)	1,429	12,589
ECI Telecom Ltd. (a)	3,444	24,625
EFJ, Inc. (a)	1,683	11,949
EMS Technologies, Inc. (a)	586	10,712
Endwave Corp. (a)	273	3,524
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	696	3,654
Extreme Networks, Inc. (a)	4,685	17,288
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	1,350	$ 67,622
Finisar Corp. (a)	9,890	36,692
Foundry Networks, Inc. (a)	4,551	55,386
Glenayre Technologies, Inc. (a)	2,793	7,318
Harmonic, Inc. (a)	2,831	17,581
Inter-Tel, Inc.	985	21,709
InterDigital Communication Corp. (a)	2,076	68,985
Ituran Location & Control Ltd.	678	9,377
Ixia (a)	2,363	23,748
JDS Uniphase Corp. (a)	55,432	125,831
Juniper Networks, Inc. (a)	18,965	278,217
KVH Industries, Inc. (a)	465	5,580
Loral Space & Communications Ltd. (a)	650	16,705
MRV Communications, Inc. (a)	5,049	12,572
NETGEAR, Inc. (a)	1,089	21,421
Network Engines, Inc. (a)	1,590	2,814
Nice Systems Ltd. sponsored ADR (a)	1,082	27,007
NMS Communications Corp. (a)	1,763	5,113
Oplink Communications, Inc. (a)	997	19,571
Orckit Communications Ltd. (a)	660	6,032
Packeteer, Inc. (a)	1,325	13,316
Parkervision, Inc. (a)(d)	950	5,862
PC-Tel, Inc. (a)	978	10,298
Pegasus Wireless Corp. (a)(d)	2,401	8,235
Pegasus Wireless Corp. warrants 8/11/06 (a)	240	406
Polycom, Inc. (a)	3,051	72,583
Powerwave Technologies, Inc. (a)	3,253	24,658
Qiao Xing Universal Telephone, Inc. (a)(d)	732	8,308
QUALCOMM, Inc.	55,704	2,098,370
RADWARE Ltd. (a)	810	10,716
Radyne Corp. (a)	346	4,228
Redback Networks, Inc. (a)	2,179	40,617
Research In Motion Ltd. (a)	6,148	507,210
SafeNet, Inc. (a)	841	15,811
SCM Microsystems, Inc. (a)	1,343	3,948
SeaChange International, Inc. (a)	1,161	9,810
Sierra Wireless, Inc. (a)	658	7,653
Sirenza Microdevices, Inc. (a)	1,664	15,425
Sonus Networks, Inc. (a)	7,881	38,302
SpectraLink Corp.	766	6,725
Stratex Networks, Inc. (a)	4,036	14,731
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sycamore Networks, Inc. (a)	10,207	$ 37,460
Symmetricom, Inc. (a)	2,128	15,875
Tekelec (a)	2,299	30,577
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,706	123,780
Tellabs, Inc. (a)	14,496	147,714
Tollgrade Communications, Inc. (a)	620	5,673
UTStarcom, Inc. (a)(d)	3,634	29,835
ViaSat, Inc. (a)	1,024	27,699
Westell Technologies, Inc. Class A (a)	1,949	5,340
WJ Communications, Inc. (a)	2,947	5,039
Zhone Technologies, Inc. (a)	7,957	12,890
		9,481,116
Computers & Peripherals - 5.1%
ActivIdentity Corp. (a)	1,897	9,390
Adaptec, Inc. (a)	4,423	18,223
Apple Computer, Inc. (a)	28,301	1,920,223
Avid Technology, Inc. (a)	1,368	54,487
Brocade Communications Systems, Inc. (a)	9,380	58,156
Concurrent Computer Corp. (a)	3,012	4,638
Cray, Inc. (a)	649	8,275
Creative Technology Ltd. (NASDAQ)	2,959	19,500
Dell, Inc. (a)	76,106	1,716,190
Dot Hill Systems Corp. (a)	1,278	4,550
Electronics for Imaging, Inc. (a)	1,875	43,200
Hutchinson Technology, Inc. (a)	933	19,257
Immersion Corp. (a)	1,149	6,779
InFocus Corp. (a)	2,247	6,067
Komag, Inc. (a)	972	34,953
LaserCard Corp. (a)	378	3,757
Logitech International SA sponsored ADR (a)	941	20,514
McDATA Corp.:
Class A (a)	4,546	19,502
Class B (a)	1,603	6,701
Mobility Electronics, Inc. (a)(d)	1,190	7,723
msystems Ltd. (a)	1,037	46,022
Neoware Systems, Inc. (a)	640	8,256
Network Appliance, Inc. (a)	12,391	424,268
Novatel Wireless, Inc. (a)	1,235	13,770
Palm, Inc. (a)	3,353	48,820
Presstek, Inc. (a)	1,728	14,187
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
QLogic Corp. (a)	5,352	$ 98,370
Rackable Systems, Inc. (a)	908	25,206
Rimage Corp. (a)	133	3,120
SanDisk Corp. (a)	6,486	382,155
Scailex Corp. Ltd. (Israel) (a)	2,076	14,645
SimpleTech, Inc. (a)	1,777	12,492
Stratasys, Inc. (a)	327	7,812
Sun Microsystems, Inc. (a)	115,419	575,941
Synaptics, Inc. (a)	1,040	26,302
Transact Technologies, Inc. (a)	510	4,514
Xyratex Ltd. (a)	1,025	19,485
		5,707,450
Electronic Equipment & Instruments - 1.8%
Acacia Research Corp. - Acacia Technologies (a)	895	9,630
Aeroflex, Inc. (a)	2,469	25,727
Agilysys, Inc.	1,508	20,388
Bell Microproducts, Inc. (a)	1,935	9,443
Brightpoint, Inc. (a)	1,482	24,660
CalAmp Corp. (a)	947	6,373
CDW Corp.	2,714	158,226
Cherokee International Corp. (a)	635	2,178
Cogent, Inc. (a)	2,987	42,654
Cognex Corp.	1,559	39,801
Coherent, Inc. (a)	1,102	39,959
Color Kinetics, Inc. (a)	714	11,888
CPI International, Inc.	779	9,815
CyberOptics Corp. (a)	406	5,306
Daktronics, Inc.	1,717	35,834
DTS, Inc. (a)	751	13,803
Echelon Corp. (a)	1,585	13,964
Electro Scientific Industries, Inc. (a)	1,154	22,976
Excel Technology, Inc. (a)	546	15,987
FARO Technologies, Inc. (a)	598	10,531
Flextronics International Ltd. (a)	18,523	218,571
FLIR Systems, Inc. (a)	2,272	62,934
Global Imaging Systems, Inc. (a)	1,404	30,790
GSI Group, Inc. (a)	1,777	16,011
I. D. Systems Inc. (a)	522	11,599
Insight Enterprises, Inc. (a)	1,875	33,769
INTAC International (a)	637	4,166
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
International DisplayWorks, Inc. (a)	988	$ 5,780
Itron, Inc. (a)	754	42,209
Lipman Electronic Engineer Ltd. (NASDAQ) (a)	867	21,753
Littelfuse, Inc. (a)	871	31,452
LoJack Corp. (a)	914	19,084
M-Flex Electronix, Inc. (a)(d)	974	21,993
Magal Security Systems Ltd. (a)	335	3,266
Maxwell Technologies, Inc. (a)	744	14,687
Measurement Specialties, Inc. (a)	465	9,365
Mechanical Technology, Inc. (a)	1,040	2,267
Mercury Computer Systems, Inc. (a)	846	10,507
Merix Corp. (a)	757	9,182
Methode Electronics, Inc. Class A	1,374	10,910
Metrologic Instruments, Inc. (a)	543	8,764
Molex, Inc.	3,224	117,579
Molex, Inc. Class A (non-vtg.)	2,922	91,926
MTS Systems Corp.	686	23,029
National Instruments Corp.	2,675	74,258
Newport Corp. (a)	1,572	27,714
NovAtel, Inc. (a)	364	16,038
NU Horizons Electronics Corp. (a)	1,426	19,964
Optimal Group, Inc. Class A (a)	1,246	16,609
Orbotech Ltd. (a)	1,219	29,268
OSI Systems, Inc. (a)	614	12,090
OYO Geospace Corp. (a)	95	5,718
PC Connection, Inc. (a)	1,203	9,756
Pemstar, Inc. (a)	2,674	10,215
PFSweb, Inc. (a)	598	467
Photon Dynamics, Inc. (a)	664	8,918
Planar Systems, Inc. (a)	563	5,534
Plexus Corp. (a)	1,741	34,507
RadiSys Corp. (a)	819	19,386
Richardson Electronics Ltd.	1,045	8,611
Rofin-Sinar Technologies, Inc. (a)	494	27,051
Sanmina-SCI Corp. (a)	18,569	62,949
ScanSource, Inc. (a)	910	28,246
Smart Modular Tech WWH, Inc.	1,844	18,256
SpatiaLight, Inc. (a)(d)	2,700	6,129
Staktek Holdings, Inc. (a)	1,727	9,239
Sunpower Corp. Class A	640	20,518
Suntron Corp. (a)	2,375	2,969
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tech Data Corp. (a)	1,927	$ 67,233
Trimble Navigation Ltd. (a)	1,818	89,027
TTM Technologies, Inc. (a)	1,547	19,894
Universal Display Corp. (a)	1,154	12,244
X-Rite, Inc.	1,043	9,272
Zomax, Inc. (a)	2,027	4,095
Zygo Corp. (a)	875	11,646
		2,028,557
Internet Software & Services - 6.5%
24/7 Real Media, Inc. (a)	2,299	20,875
Access Integrated Technologies, Inc. Class A (a)	969	8,760
Akamai Technologies, Inc. (a)	5,169	202,625
Aladdin Knowledge Systems Ltd. (a)	463	7,362
aQuantive, Inc. (a)	2,531	62,769
Ariba, Inc. (a)	2,428	20,104
Art Technology Group, Inc. (a)	4,384	12,012
AsiaInfo Holdings, Inc. (a)(d)	1,975	8,473
Autobytel, Inc. (a)	1,525	4,270
Baidu.com, Inc. sponsored ADR	430	33,411
Bankrate, Inc. (a)	398	11,311
Chordiant Software, Inc. (a)	3,115	8,317
Click Commerce, Inc. (a)	391	7,159
CMGI, Inc. (a)	15,767	17,501
CNET Networks, Inc. (a)	5,216	49,187
Corillian Corp. (a)	1,317	3,477
Cryptologic, Inc.	412	10,790
CyberSource Corp. (a)	1,060	11,607
DealerTrack Holdings, Inc.	1,021	22,207
Digital Insight Corp. (a)	1,258	32,721
Digital River, Inc. (a)	1,330	64,558
Digitas, Inc. (a)	3,548	31,719
EarthLink, Inc. (a)	4,472	32,869
eBay, Inc. (a)	46,797	1,303,764
eCollege.com (a)	731	9,079
Entrust, Inc. (a)	3,012	10,662
Equinix, Inc. (a)	1,029	59,342
GigaMedia Ltd. (a)(d)	1,367	12,836
Google, Inc. Class A (sub. vtg.) (a)	7,153	2,707,625
Greenfield Online, Inc. (a)	567	5,228
InfoSpace, Inc. (a)	1,219	27,098
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Capital Group, Inc. (a)	1,264	$ 11,376
Interwoven, Inc. (a)	1,297	14,228
iPass, Inc. (a)	2,110	9,622
j2 Global Communications, Inc. (a)	1,769	44,455
Jupitermedia Corp. (a)	1,468	10,482
Keynote Systems, Inc. (a)	1,108	11,778
Kintera, Inc. (a)	1,421	2,231
Liquidity Services, Inc.	737	8,682
LivePerson, Inc. (a)	1,988	10,338
LookSmart Ltd. (a)	838	2,020
LoopNet, Inc.	1,148	14,981
Mamma.com, Inc. (a)	1,261	1,425
Marchex, Inc. Class B (d)	794	13,037
MIVA, Inc. (a)	818	2,119
NaviSite, Inc. (a)(d)	3,460	13,148
NetEase.com, Inc. sponsored ADR (a)(d)	2,284	39,970
NetRatings, Inc. (a)	1,689	25,318
NIC, Inc. (a)	2,972	15,544
Omniture, Inc.	57	379
Online Resources Corp. (a)	848	9,014
Open Text Corp. (a)	1,505	24,536
Openwave Systems, Inc. (a)	3,104	25,111
Perficient, Inc. (a)	701	9,464
RADVision Ltd. (a)	586	9,728
RealNetworks, Inc. (a)	6,143	67,757
S1 Corp. (a)	3,284	16,716
Saba Software, Inc. (a)	1,408	7,448
SAVVIS, Inc. (a)	1,292	32,313
Selectica, Inc. (a)	2,752	6,522
Sify Ltd. sponsored ADR (a)	582	5,395
Sina Corp. (a)	1,676	40,392
SkillSoft PLC sponsored ADR (a)	3,205	20,352
Sohu.com, Inc. (a)	1,300	28,353
SonicWALL, Inc. (a)	3,087	31,673
Stellent, Inc.	1,325	14,191
Supportsoft, Inc. (a)	1,369	5,449
The Knot, Inc. (a)	1,153	20,085
TheStreet.com, Inc.	950	10,222
Tom Online, Inc. sponsored ADR (a)	257	3,462
Traffic.com, Inc.	680	3,094
Travelzoo, Inc. (a)	661	19,645
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tumbleweed Communications Corp. (a)	1,841	$ 5,100
United Online, Inc.	2,199	25,223
ValueClick, Inc. (a)	3,623	63,946
VeriSign, Inc. (a)	7,998	161,880
Vignette Corp. (a)	1,065	14,729
Vitria Technology, Inc. (a)	2,040	5,243
Vocus, Inc.	770	10,303
WebEx Communications, Inc. (a)	1,546	55,192
webMethods, Inc. (a)	2,128	16,790
Websense, Inc. (a)	1,765	36,483
WebSideStory, Inc. (a)	830	10,516
Website Pros, Inc.	547	5,749
Workstream, Inc. (a)	2,519	3,779
Yahoo!, Inc. (a)	46,729	1,346,730
Zix Corp. (a)(d)	1,403	1,235
		7,244,671
IT Services - 1.6%
Acxiom Corp.	2,961	71,923
Answerthink, Inc. (a)	1,456	4,150
Applied Digital Solutions, Inc. (a)	1,819	3,201
Carreker Corp. (a)	1,141	7,474
Cass Information Systems, Inc.	191	10,138
CheckFree Corp. (a)	3,217	115,169
Cognizant Technology Solutions Corp. Class A (a)	4,645	324,732
Covansys Corp. (a)	2,025	34,749
CSG Systems International, Inc. (a)	1,573	42,345
Euronet Worldwide, Inc. (a)	1,270	30,861
Fiserv, Inc. (a)	5,597	247,219
Forrester Research, Inc. (a)	1,027	30,317
Gevity HR, Inc.	780	20,054
iGate Corp. (a)	2,602	12,333
Indus International, Inc. (a)	4,449	9,120
Infocrossing, Inc. (a)	1,002	12,004
Infosys Technologies Ltd. sponsored ADR	2,458	110,241
infoUSA, Inc.	2,349	19,403
Integral Systems, Inc.	337	10,595
Kanbay International, Inc. (a)	1,086	20,102
Lightbridge, Inc. (a)	1,374	16,351
Lionbridge Technologies, Inc. (a)	1,859	13,236
ManTech International Corp. Class A (a)	650	19,786
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Ness Technologies, Inc. (a)	1,042	$ 12,046
Paychex, Inc.	12,585	451,927
RightNow Technologies, Inc. (a)	962	14,776
Sapient Corp. (a)	5,327	25,942
SI International, Inc. (a)	528	15,254
SM&A (a)	973	5,994
Sykes Enterprises, Inc. (a)	1,252	25,178
Syntel, Inc.	1,417	31,046
TALX Corp.	1,170	28,899
Telvent GIT SA (a)	1,208	15,233
Zanett, Inc. (a)	3,219	6,084
		1,817,882
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,310	78,170
Semiconductors & Semiconductor Equipment - 9.7%
8X8, Inc. (a)(d)	5,259	5,206
Actel Corp. (a)	875	13,580
ADE Corp. (a)	715	23,002
Advanced Analogic Technologies, Inc.	1,457	13,871
Advanced Energy Industries, Inc. (a)	1,301	18,695
Alliance Semiconductor Corp. (a)	2,222	6,822
Altera Corp. (a)	12,431	251,479
AMIS Holdings, Inc. (a)	2,343	21,345
Amkor Technology, Inc. (a)	6,116	34,678
ANADIGICS, Inc. (a)	1,044	7,788
Applied Materials, Inc.	51,396	867,564
Applied Micro Circuits Corp. (a)	11,136	30,401
ARM Holdings PLC sponsored ADR	1,792	12,186
ASE Test Ltd. (a)	3,841	33,647
ASM International NV (NASDAQ) (a)	875	15,260
ASML Holding NV (NY Shares) (a)	5,327	117,514
Asyst Technologies, Inc. (a)	1,580	11,834
Atheros Communications, Inc. (a)	1,515	24,649
ATI Technologies, Inc. (a)	8,441	181,397
Atmel Corp. (a)	17,488	100,906
ATMI, Inc. (a)	1,141	32,941
Axcelis Technologies, Inc. (a)	3,983	25,053
Broadcom Corp. Class A (a)	15,694	462,031
Brooks Automation, Inc. (a)	2,639	36,682
Cabot Microelectronics Corp. (a)	858	26,976
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
California Micro Devices Corp. (a)	1,284	$ 5,675
Cambridge Display Technologies, Inc. (a)(d)	850	4,208
Camtek Ltd. (a)	1,297	7,938
Centillium Communications, Inc. (a)	1,525	3,004
Ceva, Inc. (a)	1,103	6,265
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	2,883	17,442
Cirrus Logic, Inc. (a)	3,590	26,279
Cohu, Inc.	780	13,081
Conexant Systems, Inc. (a)	16,099	33,164
Credence Systems Corp. (a)	3,628	9,179
Cree, Inc. (a)(d)	2,583	48,095
Cymer, Inc. (a)	1,258	51,767
Diodes, Inc. (a)	819	30,663
DSP Group, Inc. (a)	1,115	27,284
Eagle Test Systems, Inc.	498	8,356
EMCORE Corp. (a)	1,375	10,381
Entegris, Inc. (a)	4,554	49,456
ESS Technology, Inc. (a)	1,616	2,101
Exar Corp. (a)	1,521	21,264
FEI Co. (a)	1,258	26,116
FormFactor, Inc. (a)	1,611	77,747
Genesis Microchip, Inc. (a)	1,284	16,589
Hittite Microwave Corp. (a)	815	36,822
ICOS Vision Systems NV (a)	502	19,161
Ikanos Communications, Inc.	898	11,458
Integrated Device Technology, Inc. (a)	6,733	116,010
Integrated Silicon Solution, Inc. (a)	1,315	6,851
Intel Corp.	192,999	3,771,200
Intersil Corp. Class A	4,853	123,024
Intevac, Inc. (a)	1,132	19,018
IXYS Corp. (a)	1,439	12,634
KLA-Tencor Corp.	6,641	291,606
Kopin Corp. (a)	2,882	10,808
Kulicke & Soffa Industries, Inc. (a)	2,089	16,440
Lam Research Corp. (a)	4,550	194,695
Lattice Semiconductor Corp. (a)	4,266	31,227
Leadis Technology, Inc. (a)	901	3,640
Linear Technology Corp.	10,166	345,746
LTX Corp. (a)	2,033	10,307
Marvell Technology Group Ltd. (a)	19,396	339,624
Mattson Technology, Inc. (a)	1,914	14,987
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	10,775	$ 313,553
Micrel, Inc. (a)	3,439	34,459
Microchip Technology, Inc.	7,030	240,145
Microsemi Corp. (a)	2,142	59,483
Microtune, Inc. (a)	2,736	16,471
Mindspeed Technologies, Inc. (a)	3,349	6,397
MIPS Technologies, Inc. (a)	1,732	12,055
MKS Instruments, Inc. (a)	1,958	40,903
Monolithic Power Systems, Inc. (a)	1,480	13,409
MoSys, Inc.	1,325	8,997
Nanometrics, Inc. (a)	858	9,086
Netlogic Microsystems, Inc. (a)	878	25,910
Nextest Systems Corp.	632	9,941
Novellus Systems, Inc. (a)	4,374	122,122
NVE Corp. (a)(d)	177	5,112
NVIDIA Corp. (a)	11,703	340,674
O2Micro International Ltd. sponsored ADR (a)	1,429	8,588
Omnivision Technologies, Inc. (a)	1,855	30,793
ON Semiconductor Corp. (a)	9,757	58,640
PDF Solutions, Inc. (a)	1,184	15,345
Pericom Semiconductor Corp. (a)	1,273	11,839
Photronics, Inc. (a)	1,233	17,891
Pixelworks, Inc. (a)	1,629	3,975
PLX Technology, Inc. (a)	1,413	15,147
PMC-Sierra, Inc. (a)	6,103	41,745
PortalPlayer, Inc. (a)	763	9,278
Rambus, Inc. (a)	3,470	55,069
RF Micro Devices, Inc. (a)	6,757	44,731
Rudolph Technologies, Inc. (a)	944	16,898
Saifun Semiconductors Ltd.	977	24,503
Semitool, Inc. (a)	1,520	16,598
Semtech Corp. (a)	2,638	34,479
Sigma Designs, Inc. (a)	1,171	16,359
SigmaTel, Inc. (a)	1,147	5,597
Silicon Image, Inc. (a)	2,853	33,123
Silicon Laboratories, Inc. (a)	1,758	62,005
Silicon Motion Technology Corp. sponsored ADR (a)	523	7,740
Silicon Storage Technology, Inc. (a)	3,667	15,401
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	2,654	15,579
SiRF Technology Holdings, Inc. (a)	1,495	39,363
Skyworks Solutions, Inc. (a)	5,088	23,557
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Spansion, Inc. Class A (d)	3,701	$ 63,620
Standard Microsystems Corp. (a)	650	18,246
STATS ChipPAC Ltd. sponsored ADR (a)	1,463	9,305
Supertex, Inc. (a)	611	21,611
Tessera Technologies, Inc. (a)	1,603	52,739
Therma-Wave, Inc. (a)	1,680	1,999
Tower Semicondutor Ltd. (a)(d)	3,763	4,930
Transmeta Corp. (a)	5,609	6,619
Transwitch Corp. (a)	4,711	8,386
Trident Microsystems, Inc. (a)	1,626	33,544
TriQuint Semiconductor, Inc. (a)	5,453	26,883
Ultratech, Inc. (a)	901	13,182
Varian Semiconductor Equipment Associates, Inc. (a)	1,828	64,547
Veeco Instruments, Inc. (a)	1,157	28,300
Verigy Ltd.	1,906	32,974
Virage Logic Corp. (a)	1,142	9,490
Volterra Semiconductor Corp. (a)	1,129	17,025
White Electronic Designs Corp. (a)	1,078	5,304
Xilinx, Inc.	11,414	261,038
Zilog, Inc. (a)	2,208	7,772
Zoran Corp. (a)	1,624	28,940
		10,846,233
Software - 15.5%
Activision, Inc. (a)	8,893	114,720
Actuate Corp. (a)	3,349	12,659
Adobe Systems, Inc. (a)	19,938	646,789
Advent Software, Inc. (a)	1,297	42,477
Agile Software Corp. (a)	2,109	12,169
Altiris, Inc. (a)	949	21,447
Ansoft Corp. (a)	1,274	30,627
Ansys, Inc. (a)	1,272	59,453
Aspen Technology, Inc. (a)	1,494	16,673
Atari, Inc. (a)	3,167	2,185
Authentidate Holding Corp. (a)	2,105	4,442
Autodesk, Inc. (a)	7,781	270,468
BEA Systems, Inc. (a)	13,042	179,067
Blackbaud, Inc.	1,416	32,724
Blackboard, Inc. (a)	858	22,866
Borland Software Corp. (a)	3,065	18,022
Bottomline Technologies, Inc. (a)	938	9,464
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Business Objects SA sponsored ADR (a)	960	$ 26,746
Cadence Design Systems, Inc. (a)	9,277	152,421
Captaris, Inc. (a)	2,366	12,256
Catapult Communications Corp. (a)	862	8,370
CDC Corp. Class A (a)	3,699	20,714
Check Point Software Technologies Ltd. (a)	8,561	159,149
Citrix Systems, Inc. (a)	6,048	185,553
Cognos, Inc. (a)	3,181	103,446
Compuware Corp. (a)	13,948	106,005
Concur Technologies, Inc. (a)	1,313	18,290
Convera Corp. Class A (a)(d)	2,382	14,840
Corel Corp.	725	9,242
Descartes Systems Group, Inc. (a)	2,597	9,986
Digimarc Corp. (a)	864	5,953
ECtel Ltd. (a)	73	307
Electronic Arts, Inc. (a)	10,078	513,676
Embarcadero Technologies, Inc. (a)	1,221	7,900
Epicor Software Corp. (a)	1,764	21,838
EPIQ Systems, Inc. (a)	702	10,446
eSpeed, Inc. Class A (a)	1,172	9,857
Evolving Systems, Inc. (a)	846	854
FalconStor Software, Inc. (a)(d)	2,206	15,618
FileNET Corp. (a)	1,310	45,771
Hummingbird Ltd. (a)	780	21,636
Hyperion Solutions Corp. (a)	1,924	63,723
i2 Technologies, Inc. (a)	764	12,453
Informatica Corp. (a)	3,243	47,478
Interactive Intelligence, Inc. (a)	923	10,698
Intergraph Corp. (a)	1,077	40,237
Internet Security Systems, Inc. (a)	1,901	52,582
InterVideo, Inc. (a)	523	6,632
Intervoice, Inc. (a)	1,476	10,494
Intuit, Inc. (a)	11,190	338,162
Jack Henry & Associates, Inc.	3,086	59,128
JDA Software Group, Inc. (a)	1,157	19,195
KongZhong Corp. sponsored ADR (a)	499	3,698
Kronos, Inc. (a)	1,050	32,046
Lawson Software, Inc. (a)	6,607	44,003
Macrovision Corp. (a)	1,728	40,228
Magic Software Enterprises Ltd. (a)	2,394	3,711
Magma Design Automation, Inc. (a)	1,242	9,414
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Majesco Entertainment Co. (a)	745	$ 1,028
Manhattan Associates, Inc. (a)	1,076	24,974
MapInfo Corp. (a)	576	7,142
Mentor Graphics Corp. (a)	2,472	35,844
MICROS Systems, Inc. (a)	1,326	63,462
Microsoft Corp.	339,025	8,709,523
MicroStrategy, Inc. Class A (a)	325	29,640
MRO Software, Inc. (a)	1,054	27,077
Napster, Inc. (a)	1,162	3,893
NDS Group PLC sponsored ADR (a)	636	29,288
Net 1 UEPS Technologies, Inc. (a)	1,381	33,531
NetScout Systems, Inc. (a)	2,180	15,413
Novell, Inc. (a)	12,124	80,867
Nuance Communications, Inc. (a)	5,170	40,585
Open Solutions, Inc. (a)	612	18,078
OpenTV Corp. Class A (a)	3,958	12,032
Opnet Technologies, Inc. (a)	910	12,412
Opsware, Inc. (a)	3,112	21,940
Oracle Corp. (a)	176,927	2,768,908
Parametric Technology Corp. (a)	4,200	67,662
Pegasystems, Inc.	1,559	12,441
Pervasive Software, Inc. (a)	1,403	5,317
Phoenix Technologies Ltd. (a)	1,681	8,405
Plato Learning, Inc. (a)	1,345	7,545
Progress Software Corp. (a)	1,284	32,511
QAD, Inc.	1,429	10,560
Quality Systems, Inc.	1,092	43,789
Quest Software, Inc. (a)	3,249	45,259
Radiant Systems, Inc. (a)	1,154	12,763
Red Hat, Inc. (a)	6,359	147,783
Renaissance Learning, Inc.	1,155	14,969
Retalix Ltd. (a)	689	12,478
RSA Security, Inc. (a)	2,187	60,908
SCO Group, Inc. (a)	676	1,568
Secure Computing Corp. (a)	1,933	12,275
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	976	16,026
Smith Micro Software, Inc. (a)	665	8,951
Sonic Solutions, Inc. (a)	845	12,683
SPSS, Inc. (a)	871	22,097
SumTotal Systems, Inc. (a)	1,475	9,573
Symantec Corp. (a)	32,778	610,982
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synchronoss Technologies, Inc. (a)	1,015	$ 9,551
Synopsys, Inc. (a)	5,282	100,147
Synplicity, Inc. (a)	1,852	11,908
Take-Two Interactive Software, Inc. (a)(d)	2,155	26,291
The9 Ltd. sponsored ADR (a)	385	10,241
THQ, Inc. (a)	1,973	50,903
TIBCO Software, Inc. (a)	7,761	61,001
Transaction Systems Architects, Inc. Class A (a)	1,378	45,708
Ulticom, Inc. (a)	1,663	17,861
Ultimate Software Group, Inc. (a)	881	19,911
Unica Corp.	538	5,321
VA Software Corp. (a)	2,804	10,487
Vasco Data Security International, Inc. (a)	1,314	11,826
Verint Systems, Inc. (a)	1,102	36,421
Wind River Systems, Inc. (a)	2,950	30,002
Witness Systems, Inc. (a)	1,259	20,459
		17,351,228
TOTAL INFORMATION TECHNOLOGY		54,555,307
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,274	30,054
Akzo Nobel NV sponsored ADR	1,614	92,692
Altair Nanotechnologies, Inc. (a)	2,426	7,739
Hawkins, Inc.	499	6,896
Innospec, Inc.	443	12,151
Landec Corp. (a)	949	9,613
LESCO, Inc. (a)	597	4,519
Methanex Corp.	3,872	92,342
Pioneer Companies, Inc. (a)	467	11,376
Sigma Aldrich Corp.	2,181	158,406
Symyx Technologies, Inc. (a)	1,193	27,320
Zoltek Companies, Inc. (a)(d)	779	19,903
		473,011
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,208	7,405
United States Lime & Minerals, Inc. (a)	299	10,543
		17,948
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	360	$ 15,768
Amcor Ltd. sponsored ADR	182	3,722
Caraustar Industries, Inc. (a)	1,598	12,097
Silgan Holdings, Inc.	1,352	47,861
Smurfit-Stone Container Corp.	8,378	95,425
		174,873
Metals & Mining - 0.6%
Aber Diamond Corp.	1,966	70,899
Anglo American PLC ADR	2,104	45,615
Century Aluminum Co. (a)	1,023	35,508
Chaparral Steel Co. (a)	759	54,208
DRDGOLD Ltd. sponsored ADR	5,956	8,458
Gibraltar Industries, Inc.	988	23,910
Kaiser Aluminum Corp. (a)	325	12,295
Lihir Gold Ltd. sponsored ADR (a)	276	12,809
Metal Management, Inc.	909	23,252
NN, Inc.	913	11,467
Northwest Pipe Co. (a)	418	12,649
Novamerican Steel, Inc. (a)	379	12,302
Olympic Steel, Inc.	535	14,793
Pan American Silver Corp. (a)	2,521	57,176
Randgold Resources Ltd. sponsored ADR (a)	1,533	34,401
Royal Gold, Inc.	841	25,053
Schnitzer Steel Industries, Inc. Class A	663	21,050
Silver Standard Resources, Inc. (a)	2,037	50,395
Steel Dynamics, Inc.	1,615	85,256
Steel Technologies, Inc.	400	8,896
Wheeling Pittsburgh Corp. (a)	431	7,594
		627,986
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	819	7,740
TOTAL MATERIALS		1,301,558
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Alaska Communication Systems Group, Inc.	1,445	19,927
Arbinet-thexchange, Inc. (a)	816	4,153
Atlantic Tele-Network, Inc.	491	9,029
Broadwing Corp. (a)	2,993	34,270
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond, Inc.	762	$ 18,090
Cogent Communications Group, Inc. (a)	1,665	15,451
Commonwealth Telephone Enterprises, Inc.	806	28,420
Consolidated Communications Holdings, Inc.	873	14,972
CT Communications, Inc.	951	21,911
D&E Communications, Inc.	1,070	12,166
Eschelon Telecom, Inc.	770	12,243
General Communications, Inc. Class A (a)	1,979	25,153
Global Crossing Ltd. (a)	788	13,207
Golden Telecom, Inc.	1,223	37,302
HickoryTech Corp.	1,224	8,482
Level 3 Communications, Inc. (a)	38,164	169,067
North Pittsburgh Systems, Inc.	858	21,433
NTELOS Holding Corp.	190	2,609
Shenandoah Telecommunications Co.	197	8,660
SureWest Communications	611	11,597
Talk America Holdings, Inc. (a)	1,198	6,948
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	2,525	45,374
U.S. LEC Corp. Class A (a)	2,586	13,318
Warwick Valley Telephone Co.	507	10,165
		563,947
Wireless Telecommunication Services - 0.7%
@Road, Inc. (a)	1,754	8,296
America Movil SA de CV Series A sponsored ADR	270	10,152
Centennial Communications Corp. Class A	3,495	16,392
Dobson Communications Corp. Class A	5,733	39,386
FiberTower Corp.	4,395	34,149
InPhonic, Inc. (a)(d)	1,087	7,696
IPCS, Inc. (a)	497	25,804
Leap Wireless International, Inc. (a)	2,246	103,900
Millicom International Cellular SA (a)	3,438	134,151
NII Holdings, Inc. (a)	5,107	272,458
Rural Cellular Corp. Class A (a)	567	4,485
SBA Communications Corp. Class A (a)	3,375	86,873
USA Mobility, Inc.	1,186	27,100
Wireless Facilities, Inc. (a)	2,804	6,141
		776,983
TOTAL TELECOMMUNICATION SERVICES		1,340,930
Common Stocks - continued
	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	572	$ 19,225
Otter Tail Corp.	1,061	31,989
		51,214
Gas Utilities - 0.0%
EnergySouth, Inc.	568	19,602
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,182	41,181
Water Utilities - 0.1%
Artesian Resources Corp. Class A	582	11,582
Cadiz, Inc. (a)	482	9,707
Connecticut Water Service, Inc.	399	9,293
Consolidated Water Co., Inc.	622	17,422
Middlesex Water Co.	453	9,205
Pure Cycle Corp. (a)	1,362	11,264
Southwest Water Co.	1,392	18,054
		86,527
TOTAL UTILITIES		198,524
TOTAL COMMON STOCKS (Cost $118,742,333)		111,189,249
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% to 5.1% 9/21/06 (e) (Cost $59,838)	$ 60,000	59,832
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	403,421	403,421
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	1,541,169	1,541,169
TOTAL MONEY MARKET FUNDS (Cost $1,944,590)		1,944,590
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $120,746,761)		113,193,671
NET OTHER ASSETS - (1.3)%		(1,504,535)
NET ASSETS - 100%		$ 111,689,136
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 NASDAQ 100 E-Mini Index Contracts	Sept. 2006	$ 474,900	$ 21,460
The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,860.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,646
Fidelity Securities Lending Cash Central Fund	46,951
Total	$ 57,597
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $120,764,422. Net unrealized depreciation aggregated $7,570,751, of which $6,191,391 related to appreciated investment securities and $13,762,142 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006